                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number:                   811-7742

Exact name of registrant as specified in charter:     Voyageur Mutual Funds

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                Richelle S. Maestro, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              August 31

Date of reporting period:                             August 31, 2004

Item 1. Reports to Stockholders

         The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund of the Registrant, information on which is included in the following shareholder reports.

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

FIXED INCOME

ANNUAL REPORT AUGUST 31, 2004
--------------------------------------------------------------------------------
              DELAWARE MINNESOTA
              HIGH-YIELD MUNICIPAL BOND FUND


















[LOGO]
POWERED BY RESEARCH.(SM)

PORTFOLIO                                DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
   MANAGEMENT REVIEW                     September 10, 2004


FUND MANAGERS
Patrick P. Coyne
Managing Director/Head of Equity Investments

Joseph R. Baxter
Senior Vice President/Senior Portfolio Manager

Robert F. Collins
Vice President/Senior Portfolio Manager

Q: WHAT KIND OF ENVIRONMENT WAS IT FOR THE MUNICIPAL
MARKETS DURING THE PAST 12 MONTHS?
A: In all, the environment for municipal bonds was surprisingly favorable considering volatile market conditions and generally negative fixed-income investor sentiment at the start of the fiscal period. In September 2003, market data indicated a rapidly strengthening economy and accelerating corporate earnings. These results prompted investor fears of rising inflation and Federal Reserve interest rate hikes. Unemployment levels trended higher than expected, however, suggesting the growing economy was not yet operating at its full potential. This enabled the Fed to maintain short-term interest rates at historically low levels throughout the period.

It was not until spring 2004, when a substantial increase in hiring activity became evident, that concern about rising rates returned. The expectation for interest rate hikes weighed on the bond markets, as did continued worries about terrorism, rising oil prices, and weakness in the U.S. dollar. The Fed eventually raised short-term rates twice during the period, first in late June and then again in August. During the final three months of the period, however, job growth trailed off unexpectedly, surprising investors who had expected faster economic growth. Against this backdrop, tax-free bonds, which had lost ground in the prior few months, made up some of their recent losses.

For the 12-month period, yields on shorter-maturity bonds rose in line with expectations for higher short-term interest rates. By contrast, yields on longer-term bonds fell, while their prices rose accordingly (bond yields and prices move in opposite directions). The difference in yield between two-year and 30-year AAA-rated municipal bonds went from 3.6% to 2.9% during the 12 months, reflecting the better relative results of longer bonds.

Strong performance from lower-rated bonds was a second evident trend for the fiscal year. As states' revenue collections have increased, their credit outlook has improved as well. Investors have become increasingly willing to invest in lower-rated investment-grade and non-rated securities to obtain a higher degree of income.

For the first eight months of 2004, national municipal issuance was down about nine percent nationwide when compared to the same period in 2003 (Source: The Bond Buyer). This decline in new supply reflected the improved financial position of states and municipalities. Greater tax collections limited the need to rely on the debt markets for funds to support needed projects. Higher interest rates also made it relatively less attractive to refinance outstanding bonds.

Q: WHAT ECONOMIC AND MUNICIPAL ENVIRONMENT DID YOU
ENCOUNTER SPECIFICALLY IN MINNESOTA?
A: In the first eight months of 2004, new supply of Minnesota tax-free bonds fell by 4% compared to the previous year --slightly below the 9% national decline (Source: The Bond Buyer). As in the rest of the country, the fall-off in issuance can partly be attributed to the state's improving economic fortunes. During the first nine months of Minnesota's 2004 fiscal year, the state saw a 3.6% year-over-year rise in its revenue collections. Also, the state's unemployment rate stood at just 4.4% as of July 2004, well below the national rate of 5.5% (Source: Fiscal Studies Program, June 2004). Minnesota's improved financial position led to a number of credit-quality upgrades in the state, further supporting the performance of its lower-rated bonds.

Q: HOW DID THE FOUR FUNDS PERFORM DURING THEIR FISCAL YEAR,
AND WHAT MANAGEMENT STRATEGIES DID YOU PURSUE FOR EACH?
A: Delaware Tax-Free Minnesota Fund appreciated +7.72% (Class A shares at net asset value with distributions reinvested) for the fiscal year, outpacing both its peer group, as measured by the +6.42% return of the Lipper Minnesota Municipal Debt Funds Average, and its performance benchmark, the Lehman Brothers Municipal Bond Index, which returned +7.11% (Source: Lipper Inc.). The Fund's dividend payments during the past 12 months were exempt from federal and Minnesota state taxes.*

In part, we attribute the Fund's outperformance to strong security selection. To choose investments for the portfolio, we use a bottom-up approach, meaning we evaluate securities one-by-one and select those we believe offer the best combination of reward potential and risk. We do not, by contrast, invest according to our expectations for how interest rates may behave and, consequently, influence municipal yields.

*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

For this bottom-up approach, we rely on the experience of our research staff to help us identify securities that exhibit stable or improving credit trends. Our confidence in the group allowed us to invest in selected lower-rated investment-grade bonds that, in our opinion, offered attractive value. Such an approach helped the Fund's results during an environment in which lower-rated bonds were among the market's best performers.

Although trading activity in the portfolio was only moderate during the past 12 months, we established several significant new positions, especially in the healthcare sector. For example, we purchased healthcare bonds issued by the Benedictine Health System for the Duluth Economic Development Authority. Although our existing bonds from this issuer were due to be called in full, our trading staff was able to arrange a tender for these bonds and then sell our existing holdings and negotiate a favorable purchase arrangement for the new replacement securities. A second noteworthy purchase was of bonds issued by Park Nicollet Health Services which performed well for the Fund as did the healthcare sector.

Another strategy we employed was to keep a portion of the Fund's assets in securities with very short maturities. We wished to keep liquid assets on hand to take advantage of suitably structured tax-free investment opportunities whenever they became available. We also increased our exposure to municipal bonds with lower- and mid-investment-grade credit ratings. Finally, we modestly reduced the Fund's interest-rate sensitivity by selling some of our longest-duration holdings, thereby moderating volatility.

On the negative side, the Fund's allocation to Puerto Rico bonds detracted from results. During the past 12 months, Puerto Rico was one of the top-performing municipal markets in the United States. Maintaining an underweighted position in these securities hurt performance, especially during the summer of 2004 when Puerto Rico bonds did especially well.

The total return of DELAWARE TAX-FREE MINNESOTA INSURED FUND was +7.20% (Class A shares at net asset value with distributions reinvested) for the fiscal year, surpassing the Lipper Minnesota Municipal Debt Funds Average, which returned +6.42%. The Fund also outperformed the +7.11% return of its benchmark Lehman Brothers Municipal Bond Index (Source: Lipper Inc.). The Fund's dividend payments during the past 12 months were exempt from federal and Minnesota state taxes.*

The Fund's outperformance can partly be attributed to a commitment to the healthcare sector. Hospital bonds generally have been strong performers in recent years. Many issuers have improved their financial positions and strengthened their balance sheets, adding to investors' confidence in the sector. Among the healthcare bonds added to the portfolio which helped performance were those issued by Benedictine Health System for Duluth Economic Development Authority, Park Nicollet Health Services, and Fairview Health Services.

Also adding to returns was an approximately 20 percent stake in bonds with credit ratings below AAA. This included a 10 percent position in A-rated investments that we believed offered solid credit quality and added to the Fund's income stream. In an environment in which lower-rated securities generally outperformed their higher-quality counterparts, taking advantage of our ability to invest a portion of the portfolio in non-insured bonds helped performance relative to other insured municipal bond funds.

Our management strategy continued to focus on bottom-up security selection and finding securities that offered our shareholders an attractive income stream. In our opinion, focusing on bonds' income potential minimizes volatility and contributes greatly to total return.

On the negative side, the Fund's allocation to Puerto Rico bonds detracted from results. During the past 12 months, Puerto Rico was one of the top-performing municipal markets in the United States. Maintaining an underweighted position in these securities hurt performance, especially during the summer of 2004 when Puerto Rico bonds did especially well.

DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND gained +6.73% (Class A shares at net asset value with distributions reinvested) for the 12 months ended August 31, 2004. This result bettered that of the Fund's peer group, the Lipper Other States Intermediate Municipal Debt Funds Average, which returned +4.81%, as well as its benchmark, the Lehman Brothers Five-Year Municipal Bond Index, which returned +4.49% (Source: Lipper Inc.). The Fund's dividend payments during the past 12 months were exempt from federal and Minnesota state taxes.*

*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

We attributed the Fund's significant outperformance to several factors. First, we continued to choose investments based on our assessment of their income potential. Our focus on bonds' income stream -- as opposed to using a "top-down" approach, choosing investments based on expectations for future moves in interest rates -- helped the Fund during a time of tremendous volatility in the municipal bond market. Second, the Fund's duration declined modestly during the period, benefiting performance when rates rose. Duration is a common measure of a bond's or bond fund's sensitivity to interest rate changes. Third, we added to the portfolio's exposure to tax-free bonds with lower- and mid-investment-grade credit ratings, many of which performed well as municipal investors became less risk averse during the 12-month period. Finally, we also maintained positions in very short-term securities to have liquid assets on hand to take advantage of opportunities as they became available.

Some opportunities identified were in the healthcare sector, one of the market's strongest-performing areas during the past 12 months. New bonds added included those issued by Benedictine Health System for the Duluth Economic Development Authority and by Park Nicollet Health Services. We also modestly increased our stake in selected Puerto Rico bonds, as bonds issued by U.S. territories generally are tax-exempt in all 50 states.

On the negative side, the Fund's allocation to Puerto Rico bonds detracted from results. During the past 12 months, Puerto Rico was one of the top-performing municipal markets in the United States. Maintaining an underweighted position in these securities hurt performance, especially during the summer of 2004 when Puerto Rico bonds did especially well.

Finally, we looked to reduce the Fund's longest-duration positions as a means to moderate performance volatility caused by rising interest rates.

For the 12 months ended August 31, 2004, DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND gained +8.65% (Class A shares at net asset value with distributions reinvested), thereby outperforming the +6.42% return of its peer group, the Lipper Minnesota Municipal Debt Funds Average, and the +7.11% return of its benchmark, the Lehman Brothers Municipal Bond Index (Source: Lipper Inc.). The Fund's dividend payments during the past 12 months were exempt from federal and Minnesota state taxes.*

In part, the Fund's outperformance can be attributed to our focus on bonds with strong income streams. As always, we continued to select bonds on a bottom-up basis, meaning we conducted thorough research and bought those investments we believed offered the best ratio of reward potential to risk. Our focus on yield led us to establish large positions in sectors such as multi-family housing, continuing care retirement communities, and hospitals. All three tend to generate large amounts of income, helping to offset volatility from interest rate swings. Our emphasis on income generation reduced performance volatility as interest rates fluctuated.

The Fund also benefited from the especially strong performance environment for lower-rated bonds. As the economy has improved, state and local municipal issuers have become financially stronger -- enabling investors to invest more confidently in issuers with weaker credit ratings. As high-yield bonds have gained in value, however, their yields have fallen, making it more difficult to identify attractive new investment opportunities. At those times, we occasionally found ourselves unable to identify suitable lower- and non-rated bonds with desirable structural characteristics, limiting total return potential during the period. Accordingly, we held on to those securities that continued to meet our investment criteria. We also periodically bought higher-rated bonds while awaiting future opportunities that we believed would be in our shareholders' best interests.

*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

High-yielding, non-investment-grade bonds ("junk bonds") involve higher risk than investment-grade bonds. Adverse conditions may affect the issuer's ability to pay interest and principal on these securities.

DELAWARE
   MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Minnesota High-Yield Municipal Bond Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE
Average Annual Total Returns
Through August 31, 2004                  Lifetime    Five Years      One Year
--------------------------------------------------------------------------------
Class A (Est. 6/4/96)
Excluding Sales Charge                     +6.21%        +5.93%        +8.65%
Including Sales Charge                     +5.62%        +4.96%        +3.73%
--------------------------------------------------------------------------------
Class B (Est. 6/12/96)
Excluding Sales Charge                     +5.73%        +5.13%        +7.71%
Including Sales Charge                     +5.73%        +4.88%        +3.71%
--------------------------------------------------------------------------------
Class C (Est. 6/7/96)
Excluding Sales Charge                     +5.43%        +5.13%        +7.71%
Including Sales Charge                     +5.43%        +5.13%        +6.71%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Minnesota High-Yield Municipal Bond Fund during the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

High-yielding, non-investment-grade bonds ("junk bonds") involve greater risk than investment-grade bonds. Adverse condition may affect the issuer's ability to pay interest and principal on these securities.

DELAWARE
   MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND

FUND BASICS
As of August 31, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$66.53 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:
63

--------------------------------------------------------------------------------
FUND START DATE:
June 4, 1996

--------------------------------------------------------------------------------
YOUR FUND MANAGERS:
Patrick P. Coyne
Joseph R. Baxter
Robert F. Collins

--------------------------------------------------------------------------------
NASDAQ SYMBOLS:
Class A  DVMHX
Class B  DVMYX
Class C  DVMMX

--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
June 4, 1996 through August 31, 2004


             Delaware Minnesota
            High-Yield Municipal       Lehman Brothers Municipal
                  Bond Fund                   Bond Index

Jun-96            $9,641                        $10,000
Aug-96            $9,656                        $10,088
Aug-97           $10,672                        $11,021
Aug-98           $11,786                        $11,974
Aug-99           $11,754                        $12,039
Aug-00           $11,791                        $12,849
Aug-01           $12,834                        $14,161
Aug-02           $13,698                        $15,045
Aug-03           $14,431                        $15,517
Aug-04           $15,679                        $16,620

Chart assumes $10,000 invested on June 4, 1996 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. The chart also assumes $10,000 invested in the Lehman Brothers Municipal Bond Index at that months end, June 30, 1996. After June 30, 1996, returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of fund shares.

DISCLOSURE
   OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table below assume reinvestment of all dividends and distributions. In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND(2)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                              Beginning     Ending     Annualized     Expenses
                               Account      Account      Expense    Paid During
                                Value        Value        Ratio        Period
                                3/1/04      8/31/04                  3/1/04 to
                                                                      8/31/04
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                        $1,000.00    $1,013.60     0.75%        $3.80
Class B                         1,000.00     1,008.80     1.50%         7.57
Class C                         1,000.00     1,008.80     1.50%         7.57
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                        $1,000.00    $1,021.18     0.75%        $3.82
Class B                         1,000.00     1,017.36     1.50%         7.64
Class C                         1,000.00     1,017.36     1.50%         7.64
--------------------------------------------------------------------------------

(2) Effective November 1, 2004, the Fund's manager decreased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to increase. Had the new expense waivers been in effect during the period, the Fund's expense analysis would be as follows:

                              Beginning     Ending     Annualized     Expenses
                               Account      Account      Expense    Paid During
                                Value        Value        Ratio        Period
                               3/1/04       8/31/04                   3/1/04 to
                                                                       8/31/04
--------------------------------------------------------------------------------
Actual Fund Return
Class A                        $1,000.00    $1,012.90     0.89%        $4.50
Class B                         1,000.00     1,008.09     1.64%         8.28
Class C                         1,000.00     1,008.09     1.64%         8.28
--------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                        $1,000.00    $1,020.47     0.89%        $4.53
Class B                         1,000.00     1,016.65     1.64%         8.35
Class C                         1,000.00     1,016.65     1.64%         8.35
--------------------------------------------------------------------------------

SECTOR ALLOCATION                                          AS OF AUGUST 31, 2004
     DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND


The following chart list the Fund's categories of portfolio holdings as a percent of total net assets, and are provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
-----------------------------------------------------------------------
MUNICIPAL BONDS                                               93.30%
-----------------------------------------------------------------------
Airline Revenue Bonds                                          1.25%
Airport Revenue Bonds                                          3.08%
City General Obligation Bonds                                  1.16%
Continuing Care/Retirement Revenue Bonds                      17.01%
Corporate-Backed Revenue Bonds                                 5.04%
Higher Education Revenue Bonds                                 3.91%
Hospital Revenue Bonds                                        18.97%
Miscellaneous Revenue Bonds                                    1.56%
Multi Family Housing Revenue Bonds                            21.91%
Municipal Lease Revenue Bonds                                  4.03%
Political Subdivision General Obligation Bonds                 3.17%
Pre-Refunded Bonds                                             1.14%
Public Power Revenue Bonds                                     3.21%
Recreational Area Revenue Bonds                                0.53%
Single Family Housing Revenue Bonds                            1.75%
State General Obligation Bonds                                 1.75%
Tax Increment/Special Assessment Bonds                         1.51%
Territorial Revenue Bonds                                      2.32%
-----------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                         4.61%
-----------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              97.91%
-----------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                2.09%
-----------------------------------------------------------------------
TOTAL NET ASSETS                                             100.00%
-----------------------------------------------------------------------

STATEMENTS                     DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
   OF NET ASSETS               August 31, 2004

                                                        Principal      Market
                                                          Amount       Value

MUNICIPAL BONDS - 93.30%
Airline Revenue Bonds - 1.25%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Special
    Facilities Revenue (Northwest
    Airlines, Inc. Project) Series A
    7.00% 4/1/25 (AMT)                                 $1,000,000    $  832,560
                                                                     ----------
                                                                        832,560
                                                                     ----------
Airport Revenue Bonds - 3.08%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Revenue
    Series A 5.00% 1/1/28 (MBIA)                        2,000,000     2,048,480
                                                                     ----------
                                                                      2,048,480
                                                                     ----------
City General Obligation Bonds - 1.16%
  Moorhead Series B 5.00% 2/1/33 (MBIA)                   750,000       770,093
                                                                     ----------
                                                                        770,093
                                                                     ----------
Continuing Care/Retirement Revenue Bonds - 17.01%
  Buhl Nursing Home Revenue
    (Forest Health Services Project)
    Series A 6.75% 8/1/33                               1,000,000     1,020,220
  Mankato Health Facilities Revenue
    (Mankato Lutheran Homes Project)
    Series A 6.875% 10/1/26                               300,000       298,794
  Minneapolis Health Care Facility
    Revenue (Jones-Harrison
    Residence Project) 6.00% 10/1/27                    1,000,000       953,540
  Minnesota Agriculture & Economic
    Development Board Revenue
    (Benedictine Health Systems)
    5.75% 2/1/29                                        1,000,000       976,240
  Moorhead Economic Development
    Authority Multifamily Revenue
    (Eventide Lutheran Home Project)
    Series B 6.00% 6/1/18                                 870,000       873,645
  Northfield Health Care Facilities
    Revenue (Northfield Retirement
    Center Project) Series A 6.00% 5/1/28               1,000,000       982,180
  Oakdale Elderly Housing Revenue
    (PHM/Oakdale, Inc. Project)
    6.00% 3/1/28                                        1,800,000     1,820,051
  Perham Hospital District Senior
    Congregate Housing Facilities
    Revenue (Briarwood Project)
    6.25% 11/1/22                                         620,000       618,934
  Rochester Multifamily Revenue
    (Wedum Shorewood Campus Project)
    6.60% 6/1/36                                          990,000       981,803
  Shoreview Elderly Housing Revenue
    (PHM/Shoreview, Inc. Project)
    6.15% 12/1/33                                       1,250,000     1,277,300
  Twin Valley Congregate Housing Revenue
    (Living Options, Inc. Project)
    5.95% 11/1/28                                       1,825,000     1,516,539
                                                                     ----------
                                                                     11,319,246
                                                                     ----------

                                                        Principal      Market
                                                          Amount       Value

MUNICIPAL BONDS (continued)
Corporate-Backed Revenue Bonds - 5.04%
  Cloquet Pollution Control Revenue
    (Potlatch Corp. Project) 5.90% 10/1/26             $1,700,000  $  1,697,603
  International Falls Solid Waste
    Disposal Revenue
    (Boise Cascade Corp. Project)
    6.85% 12/1/29 (AMT)                                   500,000       508,625
  Red Wing Industrial Development Revenue
    (Kmart Corp. Project) 5.50% 7/1/08                    250,000       175,625
  Sartell Environmental Improvement
    Revenue (International Paper)
    Series A 5.20% 6/1/27                               1,000,000       973,900
                                                                     ----------
                                                                      3,355,753
                                                                     ----------
Higher Education Revenue Bonds - 3.91%
  Minnesota State Higher Education
    Facilities Authority Revenue
    (College of Art & Design Project)
    Series 5-D 6.75% 5/1/26                               500,000       538,715
    (St. Catherine College) Series 5-N1
    5.375% 10/1/32                                      2,000,000     2,060,680
                                                                     ----------
                                                                      2,599,395
                                                                     ----------
Hospital Revenue Bonds - 18.97%
  Bermidji Health Care Facilities
    First Meeting Revenue
    (North County Health Services)
    5.00% 9/1/31 (RADIAN)                               2,500,000     2,531,224
  Duluth Economic Development
    Authority Health Care Facilities
    Revenue Benedictine Health System
    (St. Mary's Hospital) 5.25% 2/15/33                 2,250,000     2,241,697
  Minneapolis Health Care System
    Revenue Series A
    (Allina Health Systems)
    5.75% 11/15/32                                      2,000,000     2,082,700
    (Fairview Health Services)
    5.625% 5/15/32                                      2,000,000     2,082,860
  Minneapolis/St. Paul Housing &
    Redevelopment Authority Health
    Care System (Health Partners
    Obligation Group) 6.00% 12/1/17                     1,125,000     1,207,924
  St. Louis Park Health Care Facilities
    Revenue (Park Nicollet Health
    Services) Series B 5.25% 7/1/30                     1,000,000     1,010,640
  St. Paul Housing & Redevelopment
    Authority Hospital Revenue
    (Health East Project)
    Series A 5.70% 11/1/15                                800,000       802,872
    Series B 5.85% 11/1/17                                250,000       251,658
    Series B 6.625% 11/1/17                               405,000       409,342
                                                                     ----------
                                                                     12,620,917
                                                                     ----------
Miscellaneous Revenue Bonds - 1.56%
  Minneapolis Community Development
    Agency Supported Development
    Revenue Series G-3 5.45% 12/1/31                    1,000,000     1,035,120
                                                                     ----------
                                                                      1,035,120
                                                                     ----------

STATEMENTS                     DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
   OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                          Amount       Value

MUNICIPAL BONDS (continued)
Multi Family Housing Revenue Bonds - 21.91%
  Chanhassen Multifamily Housing Revenue
    (Heritage Park Project-Section 8)
    6.20% 7/1/30 (FHA)(AMT)                            $  300,000    $  311,988
  Chaska Multifamily Housing Revenue
    (West Suburban Housing Partners
    Project) 5.875% 3/1/31 (AMT)                        1,000,000       923,270
  Hutchinson Multifamily Housing
    Revenue (Evergreen Apartments
    Project-Section 8) 5.75% 11/1/28                    2,125,000     1,913,987
  Little Canada Multifamily Housing
    Revenue (Housing Alternative
    Development Co. Project) Series A
    6.25% 12/1/27                                       1,250,000     1,244,538
  Minneapolis Multifamily Housing Revenue
    (Grant Street Apartments Project)
    Series A 7.25% 11/1/29                              2,085,000     1,993,259
    (Olson Townhomes Project)
    6.00% 12/1/19 (AMT)                                 1,675,000     1,646,123
    (Trinity Apartments-Section 8)
    Series A 6.75% 5/1/21                                 730,000       702,070
  Minnesota State Housing Finance Agency
    Series A 4.875% 8/1/24 (AMT)                          585,000       590,879
  St. Anthony Multifamily Housing
    Revenue (Chandler Place Project)
    Series A 6.05% 11/20/16 (FHA) (GNMA)                  135,000       145,294
  St. Cloud Housing & Redevelopment
    Authority Revenue (Sterling Heights
    Apartments Project) 7.55% 4/1/39 (AMT)                530,000       518,812
  St. Paul Housing & Redevelopment
    Authority Multifamily Housing
    Revenue (Grotto Housing Project)
    5.50% 9/20/44 (GNMA)                                  750,000       767,093
  Stillwater Multifamily Housing Revenue
    (Stillwater Cottages Project) Series A
    6.75% 11/1/11                                         205,000       206,339
    7.00% 11/1/16 (AMT)                                   680,000       673,608
    7.00% 11/1/27                                         340,000       328,083
  Washington County Housing &
    Redevelopment Authority Governmental
    Revenue (Briar Pond Project) Series B
    7.125% 8/20/34 (GNMA)                                 860,000       802,423
    (Woodland Park Apartments Project)
    4.70% 10/1/32                                       1,825,000     1,806,385
                                                                    -----------
                                                                     14,574,151
                                                                    -----------
Municipal Lease Revenue Bonds - 4.03%
  Andover Economic Development
    5.20% 2/1/34                                        1,000,000     1,004,390
  Hibbing Economic Development
    Authority Revenue (Hibbing Lease
    Obligation Project) 6.40% 2/1/12                      530,000       523,243
  Rice County Certificates of Participation
    Series A 6.00% 12/1/21                                125,000       128,838
  St. Paul Port Authority Lease Revenue
    (Robert Street Office Building Project)
    5.00% 12/1/27                                       1,000,000     1,025,089
                                                                    -----------
                                                                      2,681,560
                                                                    -----------

                                                        Principal      Market
                                                          Amount       Value
MUNICIPAL BONDS (continued)
Political Subdivision General Obligation Bonds - 3.17%
  Metropolitan Council Waste Water Treatment
    Series B 5.00% 12/1/21                              $ 500,000    $  535,375
  Perham Disposal System
    6.00% 5/1/22 (AMT)                                  1,500,000     1,570,620
                                                                    -----------
                                                                      2,105,995
                                                                    -----------
*Pre-Refunded Bonds - 1.14%
  Beltrami County Housing & Redevelopment
    Authority Revenue 6.10% 2/1/12-05                     460,000       468,735
  Glencoe Health Care Revenue
    6.40% 12/1/15-05                                      275,000       290,032
                                                                    -----------
                                                                        758,767
                                                                    -----------
Public Power Revenue Bonds - 3.21%
  Minnesota State Municipal Power Agency
    5.00% 10/1/34                                       1,000,000     1,001,760
  Southern Minnesota Municipal Power
    Agency Supply System Revenue
    Series A 5.25% 1/1/16 (AMBAC)                       1,000,000     1,136,910
                                                                    -----------
                                                                      2,138,670
                                                                    -----------
Recreational Area Revenue Bonds - 0.53%
  Woodbury Gross Revenue
    (Golf Course Bonds) 6.75% 2/1/22                      365,000       354,868
                                                                    -----------
                                                                        354,868
                                                                    -----------
Single Family Housing Revenue Bonds - 1.75%
  Minnesota State Housing Finance
    Agency Single Family Mortgage
    Series E 6.25% 1/1/23 (AMT)                            30,000        31,059
    Series J 5.90% 7/1/28                               1,055,000     1,092,547
    Series M 5.875% 1/1/17                                 40,000        41,476
                                                                    -----------
                                                                      1,165,082
                                                                    -----------
State General Obligation Bonds - 1.75%
 +Minnesota State, Inverse Floater ROLs
    8.892% 11/1/17                                      1,000,000     1,166,150
                                                                    -----------
                                                                      1,166,150
                                                                    -----------
Tax Increment/Special Assessment Bonds - 1.51%
  St. Paul Housing & Redevelopment
    Authority Tax Increment
    (Upper Landing Project)
    Series A 6.80% 3/1/29                               1,000,000     1,006,420
                                                                    -----------
                                                                      1,006,420
                                                                    -----------

Territorial Revenue Bonds - 2.32%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Transportation
    Revenue Series D 5.25% 7/1/38                         500,000       512,215
  Puerto Rico Electric Power Authority
    Revenue Series II 5.25% 7/1/31                      1,000,000     1,032,750
                                                                    -----------
                                                                      1,544,965
                                                                    -----------
TOTAL MUNICIPAL BONDS
    (cost $61,636,116)                                               62,078,192
                                                                    -----------
                                       10

STATEMENTS                     DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
     OF NET ASSETS (CONTINUED)

                                                        Number of       Market
                                                          Shares        Value
SHORT-TERM INVESTMENT - 4.61%
  Federated Minnesota Municipal
    Cash Trust                                          3,066,738   $ 3,066,738
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT
  (cost $3,066,738)                                                   3,066,738
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 97.91%
  (cost $64,702,854)                                                 65,144,930
RECEIVABLES AND OTHER ASSETS NET
  OF LIABILITIES - 2.09%                                              1,389,648
                                                                    -----------
NET ASSETS APPLICABLE TO 6,496,652 SHARES
  OUTSTANDING - 100.00%                                             $66,534,578
                                                                    ===========

Net Asset Value - Delaware Minnesota High-Yield
  Municipal Bond Fund Class A
  ($42,636,356 / 4,165,653 Shares)                                       $10.24
                                                                         ------
Net Asset Value - Delaware Minnesota High-Yield
  Municipal Bond Fund Class B
  ($12,463,329 / 1,215,630 Shares)                                       $10.25
                                                                         ------
Net Asset Value - Delaware Minnesota High-Yield
  Municipal Bond Fund Class C
  ($11,435,893 / 1,115,369 Shares)                                       $10.25
                                                                         ------

COMPONENTS OF NET ASSETS AT AUGUST 31, 2004(++):
Shares of beneficial interest
  (unlimited authorization - no par)                                $68,503,589
Undistributed net investment income                                          95
Accumulated net realized loss on investments                         (2,411,182)
Net unrealized appreciation of investments                              442,076
                                                                    -----------
Total net assets                                                    $66,534,578
                                                                    ===========

(*) For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

(+) An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of August 31, 2004.

(++) See Note 4 in "Notes to Financial Statements" for details of reclassification of components of net assets.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FHA - Insured by the Federal Housing Administration
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
Net asset value Class A (A)                                              $10.24
Sales charge (4.50% of offering price, or 4.69% of
  amount invested per share) (B)                                           0.48
                                                                         ------
Offering price                                                           $10.72
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.


See accompanying notes

STATEMENTS                               DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
     OF OPERATIONS                       YEAR ENDED AUGUST 31, 2004

                                                              Delaware
                                                         Minnesota High-Yield
                                                         Municipal Bond Fund

INVESTMENT INCOME:
  Interest                                                    $3,664,754
                                                              ----------
EXPENSES:
  Management fees                                                348,064
  Dividend disbursing and transfer agent fees and expenses        42,813
  Distribution expenses -- Class A                                98,544
  Distribution expenses -- Class B                               125,345
  Distribution expenses -- Class C                               113,441
  Accounting and administration expenses                          23,634
  Registration fees                                                8,044
  Reports and statements to shareholders                          17,260
  Legal and professional fees                                     25,815
  Custodian fees                                                   5,354
  Trustees' fees                                                   4,000
  Other                                                            1,364
                                                              ----------
                                                                 813,678
  Less expenses absorbed or waived                              (158,900)
  Less waived distribution expenses -- Class A                        --
  Less expenses paid indirectly                                     (578)
                                                              ----------
  Total expenses                                                 654,200
                                                              ----------
NET INVESTMENT INCOME                                          3,010,554
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                       (266,762)
  Net change in unrealized appreciation/depreciation
    of investments                                             2,240,817
                                                              ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                1,974,055
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $4,984,609
                                                              ==========

See accompanying notes

STATEMENTS                               DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
     OF CHANGES IN NET ASSETS

                                                                                     Delaware Minnesota High-Yield
                                                                                          Municipal Bond Fund
                                                                                              Year Ended
                                                                                     8/31/04           8/31/03

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                              $  3,010,554    $  3,049,180
  Net realized gain (loss) on investments                                                (266,762)       (441,678)
  Net change in unrealized appreciation/depreciation of investments                     2,240,817         259,426
                                                                                     ------------    ------------
  Net increase in net assets resulting from operations                                  4,984,609       2,866,928
                                                                                     ------------    ------------

Dividends and Distributions to Shareholders from:
 Net investment income:
  Class A                                                                              (1,977,528)     (2,027,800)
  Class B                                                                                (533,890)       (625,130)
  Class C                                                                                (483,072)       (458,610)
                                                                                     ------------    ------------
                                                                                       (2,994,490)     (3,111,540)
                                                                                     ------------    ------------

Capital Share Transactions:
 Proceeds from shares sold:
  Class A                                                                              11,487,406       5,099,181
  Class B                                                                               1,138,130       1,173,857
  Class C                                                                               1,884,856       3,744,773

Net asset value of shares issued upon reinvestment of dividends and distributions:
  Class A                                                                               1,182,856       1,128,540
  Class B                                                                                 317,682         357,176
  Class C                                                                                 264,891         270,604
                                                                                     ------------    ------------
                                                                                       16,275,821      11,774,131
                                                                                     ------------    ------------
Cost of shares repurchased:
  Class A                                                                              (7,925,517)     (4,314,157)
  Class B                                                                              (1,900,831)     (2,339,040)
  Class C                                                                              (1,816,386)     (1,049,878)
                                                                                     ------------    ------------
                                                                                      (11,642,734)     (7,703,075)
                                                                                     ------------    ------------
Increase (decrease) in net assets derived from capital share transactions               4,633,087       4,071,056
                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                   6,623,206       3,826,444

NET ASSETS:
  Beginning of year                                                                    59,911,372      56,084,928
                                                                                     ------------    ------------
  End of year                                                                        $ 66,534,578    $ 59,911,372
                                                                                     ============    ============
  Undistributed net investment income                                                $         95            --

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Minnesota High-Yield Municipal Bond Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year Ended
                                                                         8/31/04     8/31/03     8/31/02(1)    8/31/01     8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 9.910      $9.950       $9.900      $9.650      $10.210

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                      0.512       0.550        0.586       0.581        0.576
Net realized and unrealized gain (loss) on investments                     0.328      (0.030)       0.056       0.243       (0.564)
                                                                         -------      ------       ------      ------       ------
Total from investment operations                                           0.840       0.520        0.642       0.824        0.012
                                                                         -------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.510)     (0.560)      (0.592)     (0.574)      (0.572)
                                                                         -------      ------       ------      ------       ------
Total dividends and distributions                                         (0.510)     (0.560)      (0.592)     (0.574)      (0.572)
                                                                         -------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                           $10.240      $9.910       $9.950      $9.900       $9.650
                                                                         =======      ======       ======      ======       ======

TOTAL RETURN(2)                                                            8.65%       5.33%        6.74%       8.84%        0.32%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                  $42,636     $36,644      $34,867     $34,615      $35,689
Ratio of expenses to average net assets                                    0.75%       0.75%        0.75%       0.75%        0.75%
Ratio of expenses to average net assets prior to expense limitation
  and expenses paid indirectly                                             1.00%       1.04%        1.01%       0.94%        1.14%
Ratio of net investment income to average net assets                       5.03%       5.48%        5.98%       6.01%        5.99%
Ratio of net investment income to average net assets prior to expense
  limitation and expenses paid indirectly                                  4.78%       5.19%        5.72%       5.82%        5.60%
Portfolio turnover                                                           24%         32%          33%         13%           8%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities as an adjustment to interest income. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Minnesota High-Yield Municipal Bond Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Year Ended
                                                                         8/31/04     8/31/03     8/31/02(1)   8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                                      $9.930      $9.970       $9.910      $9.650      $10.210

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                      0.435       0.475        0.513       0.509        0.504
Net realized and unrealized gain (loss) on investments                     0.318      (0.030)       0.063       0.248       (0.570)
                                                                         -------      ------       ------      ------       ------
Total from investment operations                                           0.753       0.445        0.576       0.757       (0.066)
                                                                         -------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.433)     (0.485)      (0.516)     (0.497)      (0.494)
                                                                         -------      ------       ------      ------       ------
Total dividends and distributions                                         (0.433)     (0.485)      (0.516)     (0.497)      (0.494)
                                                                         -------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                           $10.250      $9.930       $9.970      $9.910       $9.650
                                                                         =======      ======       ======      ======       ======

TOTAL RETURN(2)                                                            7.71%       4.55%        6.03%       8.09%       (0.49%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                  $12,463     $12,513      $13,379     $12,932      $13,743
Ratio of expenses to average net assets                                    1.50%       1.50%        1.50%       1.50%        1.50%
Ratio of expenses to average net assets prior to expense limitation
  and expenses paid indirectly                                             1.75%       1.79%        1.76%       1.69%        1.89%
Ratio of net investment income to average net assets                       4.28%       4.73%        5.23%       5.26%        5.24%
Ratio of net investment income to average net assets prior to expense
  limitation and expenses paid indirectly                                  4.03%       4.44%        4.97%       5.07%        4.85%
Portfolio turnover                                                           24%         32%          33%         13%           8%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities as an adjustment to interest income. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Minnesota High-Yield Municipal Bond Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Year Ended
                                                                          8/31/04     8/31/03     8/31/02(1)   8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                                       $9.930      $9.970       $9.910      $9.650      $10.210

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                       0.435       0.475        0.513       0.509        0.504
Net realized and unrealized gain (loss) on investments                      0.318      (0.030)       0.063       0.248       (0.570)
                                                                          -------      ------       ------      ------       ------
Total from investment operations                                            0.753       0.445        0.576       0.757       (0.066)
                                                                          -------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                      (0.433)     (0.485)      (0.516)     (0.497)      (0.494)
                                                                          -------      ------       ------      ------       ------
Total dividends and distributions                                          (0.433)     (0.485)      (0.516)     (0.497)      (0.494)
                                                                          -------      ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                            $10.250      $9.930       $9.970      $9.910       $9.650
                                                                          =======      ======       ======      ======       ======

TOTAL RETURN(2)                                                             7.71%       4.54%        6.03%       8.09%       (0.49%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                   $11,435     $10,754       $7,840      $6,807       $6,599
Ratio of expenses to average net assets                                     1.50%       1.50%        1.50%       1.50%        1.50%
Ratio of expenses to average net assets prior to expense limitation
  and expenses paid indirectly                                              1.75%       1.79%        1.76%       1.69%        1.89%
Ratio of net investment income to average net assets                        4.28%       4.73%        5.23%       5.26%        5.24%
Ratio of net investment income to average net assets prior to expense
  limitation and expenses paid indirectly                                   4.03%       4.44%        4.97%       5.07%        4.85%
Portfolio turnover                                                            24%         32%          33%         13%           8%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities as an adjustment to interest income. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
     TO FINANCIAL STATEMENTS             AUGUST 31, 2004




Voyageur Mutual Funds (a "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Insured Funds (a "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Tax Free Funds (a "Trust") is organized as a Delaware business trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax Free Funds (a "Trust") is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. These financial statements and related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each a "Fund" or, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and with a front-end sales charge of up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and that declines from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund, depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and from the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Funds were paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amounts of these expenses for the year ended August 31, 2004 were as follows:

                                                          Delaware Minnesota
                                                              High-Yield
                                                         Municipal Bond Fund
                                                         --------------------
Commission reimbursements                                        $497
Earnings credits                                                   81

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
     TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                         Delaware Minnesota
                                                             High-Yield
                                                        Municipal Bond Fund
                                                        -------------------
On the first $500 million                                       0.550%
On the next $500 million                                        0.500%
On the next $1.5 billion                                        0.450%
In excess of $2.5 billion                                       0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below:

                                                         Delaware Minnesota
                                                             High-Yield
                                                        Municipal Bond Fund
                                                        -------------------
The operating expense limitation
  as a percentage of average daily
  net assets (per annum)                                          0.50%
Expiration date                                                10/31/04
Effective November 1, 2004 the
  operating expense limitation as
  a percentage of average daily
  net assets (per annum)                                          0.64%
Expiration date                                                10/31/05

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares for all Funds. DDLP has contracted to waive distribution fees through October 31, 2005 in order to prevent distribution fees of Class A shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free Minnesota Intermediate Fund.

At August 31, 2004, each Fund had receivables from or liabilities payable to affiliates as follows:

                                                         Delaware Minnesota
                                                             High-Yield
                                                         Municipal Bond Fund
                                                         -------------------
Investment management
  fee payable to DMC                                            $   --
Dividend disbursing,
  transfer agent fees,
  accounting and administration fees
  and expenses payable to DSC                                    5,524
Other expenses payable to
  DMC and affiliates*
Receivable from DMC under
  expense limitation agreement                                  (2,834)

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
     TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including in-house legal services provided to each Fund by DMC employees. For the year ended August 31, 2004, each Fund had costs as follows:

                                                          Delaware Minnesota
                                                              High-Yield
                                                         Municipal Bond Fund
                                                         -------------------
                                                               $2,960
For the year ended August 31, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                          Delaware Minnesota
                                                              High-Yield
                                                         Municipal Bond Fund
                                                         -------------------
                                                               $34,085

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3.  INVESTMENTS
For the year ended August 31, 2004, the Funds made purchases and sales of investment securities as follows:

                                                         Delaware Minnesota
                                                              High-Yield
                                                         Municipal Bond Fund
                                                         -------------------
     Purchases other than
       short-term investments                                $15,881,498
     Sales other than
       short-term investments                                 14,483,758

At August 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                                         Delaware Minnesota
                                                             High-Yield
                                                         Municipal Bond Fund
                                                         -------------------
     Cost of investments                                    $64,654,208
                                                            ===========
     Aggregate unrealized appreciation                      $ 1,631,683
     Aggregate unrealized depreciation                       (1,140,961)
                                                            -----------
     Net unrealized appreciation                            $   490,722
                                                            ===========

4.  DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                         Delaware Minnesota
                                                             High-Yield
                                                         Municipal Bond Fund
                                                         -------------------
     YEAR ENDED 8/31/04
     ------------------
     Tax-exempt income                                       $2,994,490
     Ordinary Income                                                 --
     Long-term capital gain                                          --
                                                             ----------
     Total                                                   $2,994,490
                                                             ==========

     YEAR ENDED 8/31/03
     ------------------
     Tax-exempt income                                       $3,111,540
     Long-term capital gain                                          --
                                                             ----------
     Total                                                   $3,111,540
                                                             ==========

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
     TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

As of August 31, 2004, the components of net assets on a tax basis were as follows:
                                                          Delaware Minnesota
                                                              High-Yield
                                                         Municipal Bond Fund
                                                         -------------------
     Shares of beneficial interest                         $68,503,589
     Undistributed tax-exempt income                                95
     Undistributed long-term capital gain                           --
     Capital loss carryforwards                             (2,459,828)
     Unrealized appreciation of investments                    490,722
                                                           -----------
     Net assets                                            $66,534,578
                                                           ===========

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended August 31, 2004, the following permanent reclassifications were recorded. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                                                        Delaware Minnesota
                                                            High-Yield
                                                       Municipal Bond Fund
                                                       -------------------
     Undistributed (accumulated) net
       investment income (loss)                            ($15,969)
     Accumulated realized gain (loss)                        22,778
     Paid-in capital                                         (6,809)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                                       Delaware Minnesota
                                                           High-Yield
Year of Expiration                                    Municipal Bond Fund
------------------                                    -------------------
    2005                                                      4,334
    2006                                                        648
    2007                                                        369
    2008                                                    201,822
    2009                                                  1,267,552
    2010                                                     57,521
    2011                                                    243,334
    2012                                                    684,248
                                                         ----------
   Total                                                 $2,459,828
                                                         ==========

For the year ended August 31, 2004, the Funds had capital loss carryforwards that expired as follows:

     Delaware High-Yield Municipal Bond Fund                $6,809

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
     TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                   Delaware Minnesota High-Yield
                                                        Municipal Bond Fund
                                                   -----------------------------
                                                             Year Ended
                                                      8/31/04        8/31/03
Shares sold:
  Class A                                            1,135,220        508,021
  Class B                                              112,103        116,993
  Class C                                              186,090        374,028

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                              116,747        113,106
  Class B                                               31,307         35,758
  Class C                                               26,108         27,079
                                                     ---------      ---------
                                                     1,607,576      1,174,985
                                                     ---------      ---------
Shares repurchased:
  Class A                                             (783,364)      (427,831)
  Class B                                             (188,078)      (234,605)
  Class C                                             (179,941)      (104,635)
                                                     ---------      ---------
                                                    (1,151,383)      (767,071)
                                                     ---------      ---------
Net increase (decrease)                                456,193        407,914
                                                     ---------      ---------


For the years ended August 31, 2004 and August 31, 2003, the following shares and values were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                                     Year Ended                            Year Ended
                                                                       8/31/04                               8/31/03
                                                          --------------------------------      --------------------------------
                                                          Class B     Class A                   Class B     Class A
                                                           shares      shares      Amount        shares      shares      Amount
                                                          -------     -------     --------      -------     -------     --------
Delaware Minnesota High-Yield Municipal Fund               30,786      30,829      313,693           --          --           --

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
     TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT

The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of August 31, 2004 or at any time during the year.

7. CREDIT AND MARKET RISK

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statement of Net Assets.

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

9. TAX INFORMATION (UNAUDITED)

The information set forth below is for each Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2004, each Fund designates distributions paid during the year as follows:

                                                              (A)            (B)
                                                           Long-Term      Ordinary           (C)            (D)
                                                         Capital Gains     Income        Tax Exempt        Total
                                                         Distributions  Distributions   Distributions  Distributions
                                                          (Tax Basis)    (Tax Basis)     (Tax Basis)    (Tax Basis)
                                                         -------------  --------------  -------------  -------------
Delaware Minnesota High-Yield Municipal Bond Fund              --            --              100%           100%

(A), (B), and (C) are based on a percentage of each Fund's total distributions.

REPORT
     OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Voyageur Tax Free Funds - Delaware Tax-Free Minnesota Fund
Voyageur Insured Funds - Delaware Tax-Free Minnesota Insured Fund
Voyageur Intermediate Tax Free Funds - Delaware Tax-Free Minnesota Intermediate Fund
Voyageur Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund

We have audited the accompanying statements of net assets of Voyageur Tax Free Funds (comprised of Delaware Tax-Free Minnesota Fund), Delaware Tax-Free Minnesota Insured Fund (one of the series constituting Voyageur Insured Funds), Voyageur Intermediate Tax Free Funds (comprised of Delaware Tax-Free Minnesota Intermediate Fund) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (the "Funds") as of August 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Minnesota Fund of Voyageur Tax Free Funds, the Delaware Tax-Free Minnesota Insured Fund of Voyageur Insured Funds, the Delaware Tax-Free Minnesota Intermediate Fund of Voyageur Intermediate Tax Free Funds, and the Delaware Minnesota High-Yield Municipal Bond Fund of Voyageur Mutual Funds at August 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

                                        Philadelphia, Pennsylvania
                                        October 4, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
     BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                  NUMBER OF              OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING         BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER           OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,             77             None
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA                                                various executive capacities
       19103                                       Trustee since        at different times at
                                                   May 15, 2003        Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -            94             None
   2005 Market Street                                             Citadel Construction Corporation
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor             94       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation


   JOHN A. FRY                   Trustee(4)           3 Years                 President -               77           Director -
 2005 Market Street                                                    Franklin & Marshall College               Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                       Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -       94             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938

                                                                                                  NUMBER OF              OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING         BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER           OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -      94        Director and
 2005 Market Street                                                     National Gallery of Art                   Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                        Chairperson - Andy
      19103                                                                                                      Warhol Foundation

                                                                                                                    Director -
                                                                                                                   Systemax Inc.
   November 1, 1940


   THOMAS F. MADISON             Trustee              10 Years               President/Chief             94         Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                      CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River, Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &         94            None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in          94            None(5)
    2005 Market Street       Vice President      Vice President     various executive capacities
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
    December 19,1949                              August 21, 2003

   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in           94            None(5)
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF       Senior Vice President     8 Years          Mr. Bishof has served in           94            None(5)
   2005 Market Street          and Treasurer                        various executive capacities
    Philadelphia, PA                                                    at different times at
       19103                                                            Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5 Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies for each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                            AFFILIATED OFFICERS                         CONTACT INFORMATION
WALTER P. BABICH                             JUDE T. DRISCOLL                            INVESTMENT MANAGER
Board Chairman                               Chairman                                    Delaware Management Company
Citadel Construction Corporation             Delaware Investments Family of Funds        Philadelphia, PA
King of Prussia, PA                          Philadelphia, PA
                                                                                         INTERNATIONAL AFFILIATE
JOHN H. DURHAM                               JOSEPH H. HASTINGS                          Delaware International Advisers Ltd.
Private Investor                             Executive Vice President and                London, England
Gwynedd Valley, PA                           Chief Financial Officer
                                             Delaware Investments Family of Funds        NATIONAL DISTRIBUTOR
ANTHONY D. KNERR                             Philadelphia, PA                            Delaware Distributors, L.P.
Managing Director                                                                        Philadelphia, PA
Anthony Knerr & Associates                   RICHELLE S. MAESTRO
New York, NY                                 Executive Vice President,                   SHAREHOLDER SERVICING, DIVIDEND
                                             Chief Legal Officer and Secretary           DISBURSING AND TRANSFER AGENT
ANN R. LEVEN                                 Delaware Investments Family of Funds        Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer        Philadelphia, PA                            2005 Market Street
National Gallery of Art                                                                  Philadelphia, PA 19103-7094
Washington, DC                               MICHAEL P. BISHOF
                                             Senior Vice President and Treasurer         FOR SHAREHOLDERS
THOMAS F. MADISON                            Delaware Investments Family of Funds        800 523-1918
President and Chief Executive Officer        Philadelphia, PA
MLM Partners, Inc.                                                                       FOR SECURITIES DEALERS AND FINANCIAL
Minneapolis, MN                                                                          INSTITUTIONS REPRESENTATIVES ONLY
                                                                                         800 362-7500
JANET L. YEOMANS
Vice President/Mergers & Acquisitions                                                    WEB SITE
3M Corporation                                                                           www.delawareinvestments.com
St. Paul, MN

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on
Form N-Q. The Fund Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any)
relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund Web site at
http://www.delawareinvestments.com; and (iii) on the Commission's Web site at
http://www.sec.gov. Each Fund Forms N-Q may be reviewed and copied at the
Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------

(8920)                                                        Printed in the USA
AR-MNALL [9/04] IVES 10/04                                                 J9819

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


FIXED INCOME

ANNUAL REPORT AUGUST 31, 2004
--------------------------------------------------------------------------------
              DELAWARE TAX-FREE ARIZONA FUND

              DELAWARE TAX-FREE CALIFORNIA FUND



[LOGO]
POWERED BY RESEARCH.(SM)

PORTFOLIO                                                    SEPTEMBER 10, 2004
MANAGEMENT REVIEW

FUND MANAGERS

Andrew M. McCullagh
Senior Portfolio Manager

Joseph R. Baxter
Senior Portfolio Manager

Robert F. Collins
Senior Portfolio Manager

Q: HOW DID THE FIXED-INCOME MARKETS AND THE DELAWARE WESTERN STATES TAX-FREE FUNDS PERFORM DURING THE PAST YEAR?
A: For the 12-months ended August 31, 2004, the fixed-income markets produced positive returns as ongoing uncertainties surrounding the domestic economy, a "too-close-to-call" presidential campaign, and continued geo-political threats highlighted the period. Such uncertain times often result in a "flight-to-quality" as many investors seek the perceived safe-haven of fixed-income securities. Despite a late shift in Federal Reserve policy resulting in two short-term rate increases, bond prices generally rose across most fixed-income markets. The benchmark 10-year U.S. Treasury note, which began the period yielding around 4.50%, experienced some volatile price swings before ending the fiscal year with a yield of roughly 4.15%. An inverse relationship exists between bond prices and bond yields.

Despite lagging its fixed-income counterparts in prior fiscal years, the tax-free municipal bond market performed quite well for the 12-month period, benefiting from both the overall lower interest rate environment and economic recoveries within many states. The broad national average, as measured by the Lehman Brothers Municipal Bond Index, returned +7.11% during the fiscal year, while state-specific indexes produced similar results. Many states, including Arizona, California and Colorado, experienced improved tax rolls and upgrades among tax-free bond issues as their economies moved beyond the previous recessionary environments.

Q: WHAT DEVELOPMENTS IMPACTED YOUR INVESTMENT DECISIONS DURING THE 12-MONTH PERIOD?
A: First, as the state economies recovered, many lower-rated bonds that had been negatively impacted by the recent period of recession and ensuing modest economic recovery significantly appreciated in price. Early in the fiscal year, we were able to catch the wave of this rebound as certain lower-quality holdings in the Funds' portfolios contributed to solid return for the fiscal year.

As the 12-month period progressed, we took advantage of this "compression" of yields by upgrading the quality of securities within the Funds. In some cases, certain debt issues were upgraded by the credit rating services. In other cases, this strategy involved a rebalancing out of lower-quality bonds into higher-quality issues. As a result, we sought to reduce overall risk within the Funds without forgoing much upside yield potential.

Second, the Federal Reserve finally raised short-term interest rates, with the fed funds rate moving from 1.0% to 1.5%. Because of these anticipated moves to higher rates, we reduced the overall durations (and risks) of the Funds by shifting into less volatile shorter-term securities. Duration, which is calculated in years, is a common measure of a bond's or bond fund's sensitivity to interest rate changes. The longer the duration, the more sensitive the bond or bond fund is to changes in interest rates.

Q: PLEASE DISCUSS THE PERFORMANCES AND UNDERLYING INVESTMENT STRATEGIES IN EACH OF THE FUNDS DURING THE FISCAL YEAR.
A: For the 12 months ended August 31, 2004, DELAWARE TAX-FREE ARIZONA FUND appreciated +7.53% (Class A shares at net asset value with distributions reinvested), outperforming the +6.33% return of the Lipper Arizona Municipal Debt Funds Average, the Fund's peer group, and the +7.11% return of the Lehman Brothers Municipal Bond Index, the Fund's benchmark (Source: Lipper Inc.).*

During the period, the state of Arizona reaped substantial benefit of strong revenue growth from both state sales taxes and personal income taxes. These increased receipts helped to remedy the serious budget issues that had plagued the state in recent years. Further, the overall employment rate dropped significantly during the 12-month period. The bond rating services took note of these economic developments, as both Moody's and Standard & Poor's changed their respective outlooks from "negative" to "stable" for the state.

Because the supply of tax-free debt is limited in Arizona, we used our stringent fundamental analysis and bottom-up security selection process to seek out bonds with the best relative value, regardless of sector. During the period, we generated a competitive dividend stream while upgrading the Fund's credit quality and shortening its duration. Duration, which is calculated in years, is a common measure of a bond's or bond fund's sensitivity to interest rate changes. The longer the duration, the more sensitive the bond or bond fund is to changes in interest rates.

*A portion of the income from tax-exempt Funds may be subject to the alternative minimum tax.

At fiscal year-end, higher education-related bonds (including those issued for public universities, which dominate the holdings in your Fund and are typically of a higher credit quality) made up the largest sector allocation by net assets within your Fund. Also notable, the Maricopa County Industrial Development Authority multi-family housing revenue bonds that had been a drag on Fund performance in the past were partially liquidated from the portfolio. On the other hand, Winslow Memorial Hospital Revenue Bonds experienced internal management challenges that hindered expected revenues. While we pared down our exposure this year, the bonds negatively impacted the Fund's return and remain a candidate for upcoming sale.

--------------------------------------------------------------------------------
For the 12 months ended August 31, 2004, DELAWARE TAX-FREE ARIZONA INSURED FUND appreciated +7.09% (Class A shares at net asset value with distributions reinvested). During the same timeframe, the Lipper Arizona Muni Debt Funds Average, which serves as the Fund's peer group, returned +6.33%. The Fund slightly underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned +7.11% (Source: Lipper Inc.).*

During the 12-month period, your Fund benefited significantly from economic strength experienced throughout the state. While our selection of bonds is largely limited to insured status, we were able to enhance Fund return by identifying selected higher yielding mid-investment-grade issues for up to 20 percent of the Fund's net assets. Despite its majority AAA-rated insured holdings, your Fund generated a competitive stream of dividends. However, because of our high-quality requirements and your Fund's insured profile, the dividend yield is not as high as many other tax-free funds and its performance does not rank in the top quartile.

At fiscal year-end, the main bond market sectors held within your Fund were hospitals and institutions of higher education, representing 12.3% and 10.3% of net assets, respectively. We avoided certain charter school issues because the Arizona legislature, in our opinion, does not embrace these public education entities as do the legislatures of other states.

--------------------------------------------------------------------------------
For the 12 months ended August 31, 2004, DELAWARE TAX-FREE CALIFORNIA FUND returned +8.34% (Class A shares at net asset value with distributions reinvested). This performance surpassed the +7.04% return of the Lipper California Muni Debt Funds Average, the Fund's peer group, and the +7.11% return of the Lehman Brothers Municipal Bond Index, the Fund's benchmark (Source:
Lipper Inc.).*

During the fiscal year, a new governor was elected in California. Arnold Schwarzenegger is considered pro-business and has repeatedly spoken of his goals to create jobs and further improve an economy that generally expanded in line with the rest of the country during the 12-month period. The state has moved to overcome its significant budgetary issues, including the issuance of economic recovery bonds to improve the liquidity and strive for a balanced budget. In late August, Standard & Poor's upgraded its rating for the state from BBB+ to A, a move that should reap significant benefits for California's debt. Likewise, Moody's placed California's A3 rating on a "positive" track.

Still, we exercised caution, as we are not convinced that all of the state's financial problems have been solved, there still being structural imbalances in the State's forward budgets. Anticipating the rating moves and improving economic outlook, we invested in state general obligation bonds that performed well during the fiscal period.

Also benefiting from California's upward credit trend are the state appropriation supported tobacco settlement bonds. While we have avoided the stand-alone tobacco bonds, which have been highly volatile and are subject to litigation risk, our bonds are double barreled, with State appropriations backing up any shortfalls from the master settlement agreement.

One holding, San Diego County Museum Bonds, which are certificates of participation for the Natural History Museum, under-performed during the year as the museum suffered from lower than anticipated attendance. While we still owned this issue at year-end, its status remains under review and is a candidate for sale.

*A portion of the income from tax-exempt Funds may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------
For the 12 months ended August 31, 2004, DELAWARE TAX-FREE CALIFORNIA INSURED FUND gained +7.85% (Class A shares at net asset value with distributions reinvested). The Fund outperformed its peer group, as measured by the Lipper California Insured Muni Debt Funds Average, which returned +6.50%, and its benchmark, the Lehman Brothers Municipal Bond Index, which returned +7.11% (Source: Lipper Inc.).*

During the 12-month period, the state of California experienced an improved employment situation and increased receipts from sales taxes and personal income taxes. Likewise, the state's improved credit rating picture boded well for the issues held by your Fund. We invested in select higher-yielding, mid-investment-grade holdings to enhance Fund return, while avoiding some of the hardest hit issues, such as development projects in the Silicon Valley region. At fiscal year-end, multi-family housing issues represented the largest sector allocation within your Fund at 15.1% of net assets. On a negative note, San Diego School District general obligation bonds encountered some financial challenges that negatively impacted performance. During the year, the school district faced ongoing budgetary issues.

--------------------------------------------------------------------------------
For the 12 months ended August 31, 2004, DELAWARE TAX-FREE COLORADO FUND appreciated +7.04% (Class A shares at net asset value with distributions reinvested). The Fund's performance bested the +6.49% return of its peer group, the Lipper Colorado Municipal Debt Funds Average, and slightly trailed the +7.11% return of its benchmark, the Lehman Brothers Municipal Bond Index (Source: Lipper Inc.).*

The Colorado economy continued to lag much of the country during the 12-month period as state employment and growth in personal income trailed national averages. Voter initiatives such as TABOR (Colorado's Taxpayer's Bill of Rights) and education funding also served to limit the state's financial flexibility. Despite such ongoing economic issues, Moody's revised the outlook for the state from "negative" to "stable."

Political subdivisions and higher education bonds are the top two sectors represented in your fund. Political subdivisions have been among the largest bond issuers in the state over the past few years and higher education bonds issued for public universities are typically of high credit quality. However, the Fund's return was affected by some challenges faced by one related issue, Colorado Education and Cultural Facility Authority Revenue Bonds. The beneficiary of this funding, The Renaissance School, experienced decreased enrollment following a move from charter to magnet school status.

*A portion of the income from tax-exempt Funds may be subject to the alternative minimum tax.

DELAWARE
  TAX-FREE ARIZONA FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Tax-Free Arizona Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.


FUND PERFORMANCE
Average Annual Total Returns
Through August 31, 2004                  Lifetime  Five Years     One Year
--------------------------------------------------------------------------------
Class A (Est. 3/2/95)
Excluding Sales Charge                    +5.96%      +4.89%       +7.53%
Including Sales Charge                    +5.45%      +3.93%       +2.70%
--------------------------------------------------------------------------------
Class B (Est. 6/29/95)
Excluding Sales Charge                    +4.99%      +4.11%       +6.73%
Including Sales Charge                    +4.99%      +3.86%       +2.73%
--------------------------------------------------------------------------------
Class C (Est. 5/13/95)
Excluding Sales Charge                    +4.97%      +4.10%       +6.70%
Including Sales Charge                    +4.97%      +4.10%       +5.70%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime performance figures for class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Arizona Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

DELAWARE
  TAX-FREE ARIZONA FUND

FUND BASICS
As of August 31, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:

The Fund seeks as high a level of current interest income exempt from federal income tax and the Arizona state personal income tax as is consistent with preservation of capital.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$30.87 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

36
--------------------------------------------------------------------------------
FUND START DATE:

March 2, 1995
--------------------------------------------------------------------------------
YOUR FUND MANAGERS:

Andrew M. McCullagh, Jr. is a graduate of Washington College and has a Graduate Certificate in public finance from the University of Michigan. Prior to joining Delaware Investments, he served as Senior Vice President and Senior Portfolio Manager of Voyageur Asset Management. Mr. McCullagh has over 29 years' experience in municipal bond trading, underwriting, and portfolio management.

Joseph R. Baxter is a graduate of LaSalle University where he earned his undergraduate degree in finance and marketing. Prior to joining Delaware Investments in 1999, he held investment positions with First Union.
Most recently, he served as a municipal portfolio manager for the Evergreen
Funds.

Robert F. Collins is a graduate of Ursinus College where he earned his Bachelor of Arts degree in Economics. Prior to joining Delaware in 2004, he co-managed the municipal portfolio management group within PNC Advisors, overseeing the tax-exempt investments of high-net worth and institutional accounts. Previously, Mr. Collins headed the municipal fixed income team at Wilmington Trust Company, managing funds and high-net worth accounts. Mr. Collins is a CFA Charterholder and a former president of the Financial Analysts of Wilmington.
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A  DVAAX
Class B  DVATX
Class C  DVAZX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
March 2, 1995 (Fund's inception) through August 31, 2004


                        DELAWARE TAX-FREE
                     ARIZONA FUND - CLASS A            LEHMAN BROTHERS
                            SHARES                   MUNICIPAL BOND INDEX
         2-MAR-95           $ 9,551                       $10,000
        31-AUG-95           $10,073                       $10,589
        31-AUG-96           $10,961                       $11,143
        31-AUG-97           $11,991                       $12,173
        31-AUG-98           $13,127                       $13,226
        31-AUG-99           $12,985                       $13,292
        31-AUG-00           $13,460                       $14,192
        31-AUG-01           $14,738                       $15,638
        31-AUG-02           $15,466                       $16,613
        31-AUG-03           $15,330                       $17,135
        31-AUG-04           $16,556                       $18,354

Chart assumes $10,000 invested on March 2, 1995 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. The chart also assumes $10,000 invested in the Lehman Brothers Municipal Bond Index at that month's end, March 31, 1995. After March 31, 1995, returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

DELAWARE
  TAX-FREE CALIFORNIA FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Tax-Free California Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.


FUND PERFORMANCE
Average Annual Total Returns
Through August 31, 2004                        Lifetime   Five Years    One Year
--------------------------------------------------------------------------------
Class A (Est. 3/2/95)
Excluding Sales Charge                          +6.68%      +6.37%       +8.34%
Including Sales Charge                          +6.17%      +5.40%       +3.43%
--------------------------------------------------------------------------------
Class B (Est. 8/23/95)
Excluding Sales Charge                          +6.18%      +5.60%       +7.60%
Including Sales Charge                          +6.18%      +5.35%       +3.60%
--------------------------------------------------------------------------------
Class C (Est. 4/9/96)
Excluding Sales Charge                          +5.86%      +5.59%       +7.62%
Including Sales Charge                          +5.86%      +5.59%       +6.62%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime performance figures for class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free California Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

A portion of the income from tax-exempt Funds may be subject to the alternative minimum tax.

DELAWARE
  TAX-FREE CALIFORNIA FUND

FUND BASICS
As of August 31, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:

The Fund seeks as high a level of current interest income exempt from federal income tax and the California state personal income tax as is consistent with preservation of capital.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$44.92 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

41
--------------------------------------------------------------------------------
FUND START DATE:

March 2, 1995
--------------------------------------------------------------------------------
YOUR FUND MANAGERS:

Andrew M. McCullagh, Jr.
Joseph R. Baxter
Robert F. Collins
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A  DVTAX
Class B  DVTFX
Class C  DVFTX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
March 2, 1995 (Fund's inception) through August 31, 2004


                        DELAWARE TAX-FREE
                     CALIFORNIA FUND - CLASS         LEHMAN BROTHERS
                            A SHARES               MUNICIPAL BOND INDEX
         2-MAR-95           $ 9,551                      $10,000
        31-AUG-95           $ 9,913                      $10,589
        31-AUG-96           $10,629                      $11,143
        31-AUG-97           $11,830                      $12,173
        31-AUG-98           $13,086                      $13,226
        31-AUG-99           $12,885                      $13,292
        31-AUG-00           $13,529                      $14,192
        31-AUG-01           $14,940                      $15,638
        31-AUG-02           $15,801                      $16,613
        31-AUG-03           $16,197                      $17,135
        31-AUG-04           $17,655                      $18,354

Chart assumes $10,000 invested on March 2, 1995 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. The chart also assumes $10,000 invested in the Lehman Brothers Municipal Bond Index at that month's end, March 31, 1995. After March 31, 1995, returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

DISCLOSURE                       For the period March 1, 2004 to August 31, 2004
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; end exchange fees; and (2) ongoing costs, including management fees; distribution, and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in the tables assume reinvestment of all dividends and distributions.

In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

DELAWARE TAX-FREE ARIZONA FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                    Expense
                                                         Beginning       Ending                   Paid During
                                                          Account        Account     Annualized     Period
                                                           Value          Value        Expense     3/1/04 to
                                                           3/1/04        8/31/04        Ratio       8/31/04
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                  $1,000.00     $1,007.50         0.75%       $3.78
Class B                                                   1,000.00      1,004.60         1.50%        7.56
Class C                                                   1,000.00      1,004.60         1.50%        7.56
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                  $1,000.00     $1,021.18         0.75%       $3.82
Class B                                                   1,000.00      1,017.36         1.50%        7.64
Class C                                                   1,000.00      1,017.36         1.50%        7.64
-------------------------------------------------------------------------------------------------------------

(1) Effective November 1, 2004, the Fund's manager decreased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to increase. Had the new expense waivers been in effect during the period, the Fund's expense analysis would be as follows:

                                                                                                    Expense
                                                         Beginning       Ending                   Paid During
                                                          Account        Account     Annualized     Period
                                                           Value          Value        Expense     3/1/04 to
                                                           3/1/04        8/31/04        Ratio       8/31/04
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                  $1,000.00     $1,007.24         0.80%       $4.04
Class B                                                   1,000.00      1,004.35         1.55%        7.81
Class C                                                   1,000.00      1,004.35         1.55%        7.81
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                  $1,000.00     $1,020.93         0.80%       $4.07
Class B                                                   1,000.00      1,017.11         1.55%        7.89
Class C                                                   1,000.00      1,017.11         1.55%        7.89
-------------------------------------------------------------------------------------------------------------

DISCLOSURE                      For the period March 1, 2004 to August 31, 2004
  OF FUND EXPENSES (CONTINUED)

DELAWARE TAX-FREE CALIFORNIA FUND(2)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                    Expense
                                                         Beginning       Ending                   Paid During
                                                          Account        Account     Annualized     Period
                                                           Value          Value        Expense     3/1/04 to
                                                           3/1/04        8/31/04        Ratio       8/31/04
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                  $1,000.00     $1,009.40         0.50%       $2.53
Class B                                                   1,000.00      1,006.50         1.25%        6.30
Class C                                                   1,000.00      1,006.50         1.25%        6.30
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                  $1,000.00     $1,022.45         0.50%       $2.55
Class B                                                   1,000.00      1,018.64         1.25%        6.36
Class C                                                   1,000.00      1,018.64         1.25%        6.36
-------------------------------------------------------------------------------------------------------------

(2) Effective November 1, 2004, the Fund's manager decreased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to increase. Had the new expense waivers been in effect during the period, the Fund's expense analysis would be as follows:

                                                                                                    Expense
                                                         Beginning       Ending                   Paid During
                                                          Account        Account     Annualized     Period
                                                           Value          Value        Expense     3/1/04 to
                                                           3/1/04        8/31/04        Ratio       8/31/04
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                  $1,000.00     $1,007.23         0.93%       $4.70
Class B                                                   1,000.00      1,004.33         1.68%        8.47
Class C                                                   1,000.00      1,004.33         1.68%        8.47
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                  $1,000.00     $1,020.27         0.93%       $4.73
Class B                                                   1,000.00      1,016.45         1.68%        8.55
Class C                                                   1,000.00      1,016.45         1.68%        8.55
-------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                 DELAWARE TAX-FREE ARIZONA FUND
                                                  As of August 31, 2004


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets, and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                95.48%
------------------------------------------------------------------------
Airport Revenue Bonds                                           6.64%
Charter School Revenue Bonds                                    5.78%
Convention Center/Auditorium/Hotel Revenue Bonds                2.48%
Higher Education Revenue Bonds                                 21.45%
Hospital Revenue Bonds                                         13.43%
Investor Owned Utilities Revenue Bonds                          3.34%
Miscellaneous Revenue Bonds                                     1.90%
Multifamily Housing Revenue Bonds                               4.12%
Municipal Lease Revenue Bonds                                   4.26%
Political Subdivision General Obligation Bonds                  8.53%
Pre-Refunded Bonds                                              9.07%
Public Power Revenue Bonds                                      3.30%
Public Utility District Revenue Bonds                           3.32%
Single Family Housing Revenue Bonds                             0.50%
Territorial Revenue Bonds                                       7.36%
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          3.60%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.08%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.92%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

SECTOR ALLOCATION                              DELAWARE TAX-FREE CALIFORNIA FUND
                                               As of August 31, 2004

The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets, and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                96.60%
------------------------------------------------------------------------
Airport Revenue Bonds                                           2.25%
Continuing Care/Retirement Revenue Bonds                        7.18%
Dedicated Tax & Fees Revenue Bonds                              4.45%
Higher Education Revenue Bonds                                 13.86%
Hospital Revenue Bonds                                          8.56%
Miscellaneous Revenue Bonds                                     4.72%
Multifamily Housing Revenue Bonds                               9.17%
Municipal Lease Revenue Bonds                                   8.06%
Parking Revenue Bonds                                           2.36%
Ports & Harbors Revenue Bonds                                   2.31%
Public Power Revenue Bonds                                      2.39%
School District General Obligation Bonds                        3.48%
School District Revenue Bonds                                   2.16%
State General Obligation Bonds                                  7.30%
Tax Increment/Special Assessment Bonds                          9.03%
Territorial Revenue Bonds                                       2.48%
Waste Disposal Revenue Bonds                                    4.57%
Water & Sewer Revenue Bonds                                     2.27%
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          0.88%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               97.48%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 2.52%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENTS                                        DELAWARE TAX-FREE ARIZONA FUND
  OF NET ASSETS                                   August 31, 2004

                                                       Principal        Market
                                                         Amount         Value
MUNICIPAL BONDS - 95.48%
Airport Revenue Bonds - 6.64%
  Phoenix Civic Improvement Corporation
    Airport Revenue Series B
    5.25% 7/1/27 (FGIC)(AMT)                           $1,000,000     $1,026,920
    5.25% 7/1/32 (FGIC)(AMT)                            1,000,000      1,022,470
                                                                      ----------
                                                                       2,049,390
                                                                      ----------
Charter School Revenue Bonds - 5.78%
  Pima County Industrial Development
    Authority (Life School College Project)
    Series A 7.875% 7/1/21                              2,000,000      1,785,080
                                                                      ----------
                                                                       1,785,080
                                                                      ----------
Convention Center Auditorium/Hotel Revenue Bonds - 2.48%
  Arizona Tourism & Sports Authority Tax
    Revenue Multipurpose Stadium Facilities
    Series A 5.00% 7/1/31 (MBIA)                          750,000        765,248
                                                                      ----------
                                                                         765,248
                                                                      ----------
Higher Education Revenue Bonds - 21.45%
  Arizona Board of Regents
    (Northern Arizona University)
    5.00% 6/1/34 (FGIC)                                 1,000,000      1,017,210
    5.50% 6/1/34 (FGIC)                                 1,250,000      1,352,812
  Arizona State University Certificates of
    Participation 5.00% 9/1/30 (AMBAC)                    500,000        510,860
  Glendale Industrial Development Authority
    (Midwestern University)
    Series A 5.875% 5/15/31                             1,000,000      1,053,670
  Southern Arizona Capital Facilities Finance
    (University of Arizona Project)
    5.10% 9/1/33 (MBIA)                                   600,000        615,852
  Tucson Industrial Development Authority
    (University of Arizona-Marshall
    Foundation) Series A
    5.00% 7/15/27 (AMBAC)                               1,000,000      1,023,060
  University of Arizona
    Certificates of Participation
    (University of Arizona Project)
    Series B 5.125% 6/1/22 (AMBAC)                      1,000,000      1,052,270
                                                                      ----------
                                                                       6,625,734
                                                                      ----------
Hospital Revenue Bonds - 13.43%
  Mesa Industrial Development Authority
    (Discovery Health Systems)
    Series A 5.625% 1/1/29 (MBIA)                         750,000        804,143
  Mohave County Industrial Development
    Authority (Chris/Silver Ridge)
    6.375% 11/1/31 (GNMA)                                 185,000        194,742
  Scottsdale Industrial Development
    Authority Hospital Revenue
    (Scottsdale Healthcare) 5.70% 12/1/21                 500,000        520,160
  University Medical Center Hospital
    5.00% 7/1/24                                          800,000        796,456
  Winslow Industrial Development Authority
    Hospital Revenue (Winslow Memorial
    Hospital Project) 5.50% 6/1/22                      1,000,000        781,620
  Yavapai County Industrial Development
    Authority (Yavapai Regional
    Medical Center) 5.25% 8/1/21 (RADIAN)               1,000,000      1,047,809
                                                                      ----------
                                                                       4,144,930
                                                                      ----------

                                                       Principal        Market
                                                         Amount         Value
 MUNICIPAL BONDS (CONTINUED)
 Investor Owned Utilities Revenue Bonds - 3.34%
   Maricopa County Pollution Control
     Corporation Revenue
     (El Paso Electric Co. Project)
     Series A 6.375% 8/1/15                             $1,000,000    $1,030,350
                                                                      ----------
                                                                       1,030,350
                                                                      ----------
 Miscellaneous Revenue Bonds - 1.90%
   Marana Municipal Property Corporation
     5.00% 7/1/28 (AMBAC)                                  575,000       587,110
                                                                      ----------
                                                                         587,110
                                                                      ----------
 Multifamily Housing Revenue Bonds - 4.12%
   Maricopa County Industrial Development
     Authority Multifamily Housing Revenue
     (Sly-Mar Apartments Project)
     6.10% 4/20/36 (GNMA)(AMT)                             700,000       752,122
   Peoria Industrial Development Authority
     Multifamily Housing Revenue
     (Casa Del Rio) Series A
     7.30% 2/20/28 (GNMA)                                  500,000       518,440
                                                                      ----------
                                                                       1,270,562
                                                                      ----------
 Municipal Lease Revenue Bonds - 4.26%
   Maricopa County Industrial Development
     Authority Correctional Facilities
     (Phoenix West Prison)
     5.375% 7/1/22 (ACA)                                   750,000       768,480
 Sedona Partner Certificates of Participation
     Series 1999 5.75% 7/1/16                              500,000       545,315
                                                                      ----------
                                                                       1,313,795
                                                                      ----------
 Political Subdivision General Obligation Bonds - 8.53%
   Eagle Mountain Community Facility
     District 6.50% 7/1/21                               1,010,000     1,093,487
   Phoenix Variable Purpose
     Series B 5.00% 7/1/27                               1,500,000     1,540,980
                                                                      ----------
                                                                       2,634,467
                                                                      ----------
*Pre-Refunded Bonds - 9.07%
   Puerto Rico Commonwealth Public
     Improvement Series A 5.125% 7/1/31-11                 500,000       562,065
   Puerto Rico Public Buildings Authority
     Guaranteed Government Facilities
     Revenue Series D 5.25% 7/1/36-12                      730,000       828,331
   Puerto Rico Public Buildings Authority
     Series D 5.25% 7/1/27-12                              550,000       624,085
   Yuma Industrial Development Authority
     Hospital Revenue (Yuma Regional
     Medical Center) 5.00% 8/1/31-11 (FSA)                 700,000       784,525
                                                                      ----------
                                                                       2,799,006
                                                                      ----------
 Public Power Revenue Bonds - 3.30%
   Salt River Project Arizona Agricultural
     Improvement & Power District Electric
     System Revenue (Salt River Project)
     Series A 5.00% 1/1/31                               1,000,000     1,019,390
                                                                      ----------
                                                                       1,019,390
                                                                      ----------
 Public Utility District Revenue Bonds - 3.32%
   Maricopa County Pollution Control
     (Palo Verde Project) Series A
     5.05% 5/1/29 (AMBAC)                                1,000,000     1,024,540
                                                                      ----------
                                                                       1,024,540
                                                                      ----------

STATEMENTS                                        DELAWARE TAX-FREE ARIZONA FUND
  OF NET ASSETS (CONTINUED)

                                                       Principal        Market
                                                         Amount         Value
MUNICIPAL BONDS (CONTINUED)
Single Family Housing Revenue Bonds - 0.50%
  Pima County Industrial Development
    Authority Single Family Mortgage
    Revenue Series A 6.125% 11/1/33
    (GNMA)(FNMA)(FHLMC)(AMT)                          $   145,000    $   153,005
                                                                     -----------
                                                                         153,005
                                                                     -----------
Territorial Revenue Bonds - 7.36%
  Puerto Rico Commonwealth Public
    Improvement Series A 5.125% 7/1/31                  1,000,000      1,016,930
  Puerto Rico Electric Power Authority Power
    Revenue Series NN 5.00% 7/1/32 (MBIA)                 750,000        771,255
  Puerto Rico Public Buildings Authority
    Guaranteed Government Facilities
    Revenue Series D (Unrefunded Portion)
    5.25% 7/1/36                                          270,000        277,393
  Puerto Rico Public Buildings Authority
    Revenue (Unrefunded Balance)
    5.25% 7/1/27                                          200,000        206,900
                                                                     -----------
                                                                       2,272,478
                                                                     -----------
TOTAL MUNICIPAL BONDS (cost $28,779,828)                              29,475,085
                                                                     -----------

                                                          Number
                                                        of Shares
SHORT-TERM INVESTMENTS - 3.60%
  Federated Arizona Municipal Cash Trust                1,111,745      1,111,745
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,111,745)                                                    1,111,745
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES - 99.08%
  (cost $29,891,573)                                                  30,586,830
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.92%                                             284,847
                                                                     -----------
NET ASSETS APPLICABLE TO 2,998,285
  SHARES OUTSTANDING - 100.00%                                       $30,871,677
                                                                     ===========

Net Asset Value - Delaware Tax-Free Arizona Fund
  Class A ($20,249,266 / 1,966,975 Shares)                                $10.29
                                                                          ------
Net Asset Value - Delaware Tax-Free Arizona Fund
  Class B ($7,456,662 / 724,610 Shares)                                   $10.29
                                                                          ------
Net Asset Value - Delaware Tax-Free Arizona Fund
  Class C ($3,165,749 / 306,700 Shares)                                   $10.32
                                                                          ------

COMPONENTS OF NET ASSETS AT AUGUST 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $32,745,720
Distributions in excess of net investment income                         (1,681)
Accumulated net realized loss on investments                         (2,567,619)
Net unrealized appreciation of investments                              695,257
                                                                    -----------
Total net assets                                                    $30,871,677
                                                                    ===========

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of Abbreviations:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company FHLMC - Insured by the Federal Home Loan Mortgage Corporation FNMA - Insured by the Federal National Mortgage Association FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association MBIA - Insured by the Municipal Bond Insurance Association RADIAN - Insured by Radian Asset Assurance

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE ARIZONA FUND
Net asset value Class A (A)                                              $10.29
Sales charge (4.50% of offering price,
  or 4.66% of amount invested per share) (B)                               0.48
                                                                         ------
Offering price                                                           $10.77
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                                     DELAWARE TAX-FREE CALIFORNIA FUND
  OF NET ASSETS (CONTINUED)                    August 31, 2004

                                                       Principal        Market
                                                         Amount         Value
MUNICIPAL BONDS - 96.60%
Airport Revenue Bonds - 2.25%
  San Jose Airport Revenue Series A
    5.00% 3/1/31 (FGIC)                                 $1,000,000    $1,011,330
                                                                      ----------
                                                                       1,011,330
                                                                      ----------
Continuing Care/Retirement Revenue Bonds - 7.18%
  Abag Finance Authority of California
    (Nonprofit Corporations-Lincoln Glen
    Manor) 6.10% 2/15/25 (RADIAN)                        2,000,000     2,202,080
  California Health Facilities Financing
    (The Episcopal Home)
    5.30% 2/1/32 (RADIAN)                                1,000,000     1,021,280
                                                                      ----------
                                                                       3,223,360
                                                                      ----------
Dedicated Tax & Fees Revenue Bonds - 4.45%
  Poway Unified School District
    5.60% 9/1/33                                         1,000,000     1,000,290
  San Bernardino County Special Tax
    Community Facilities 5.90% 9/1/33                    1,000,000     1,000,370
                                                                      ----------
                                                                       2,000,660
                                                                      ----------
Higher Education Revenue Bonds - 13.86%
  California Educational Facilities Authority
    Revenue (Pepperdine University)
    Series A 5.50% 8/1/32                                1,000,000     1,038,220
  California Educational Facilities Authority
    Revenue (University of the Pacific)
    5.25% 5/1/34                                         1,000,000     1,023,910
  California State University Systemwide
    Revenue Series A 5.25% 11/1/20 (FSA)                 1,000,000     1,094,729
  California Statewide Communities
    Development Authority Revenue
    (Bentley School) 6.75% 7/1/32                        1,000,000     1,024,910
  California Statewide Communities Revenue
    Authority East Campus Apartments LLC
    Series A 5.625% 8/1/34 (ACA)                         1,000,000     1,019,710
  San Diego County Certificates of
    Participation (University of San Diego)
    5.375% 10/1/41                                       1,000,000     1,025,270
                                                                      ----------
                                                                       6,226,749
                                                                      ----------
Hospital Revenue Bonds - 8.56%
  Abag Finance Authority of California
    (Nonprofit Corporations-San Diego
    Hospital Association) Series A
    6.125% 8/15/20                                       1,250,000     1,333,188
  California Health Facilities Financing
    Authority (Adventist Health Systems)
    Series A 5.00% 3/1/33                                1,000,000       990,250
  California Health Facilities Financing
    Authority (Catholic Healthcare West)
    Series G 5.25% 7/1/23                                  500,000       490,875
  California Infrastructure & Economic
    Development Bank Revenue
    (Kaiser Hospital Associates I, LLC)
    Series A 5.55% 8/1/31                                1,000,000     1,029,560
                                                                      ----------
                                                                       3,843,873
                                                                      ----------
Miscellaneous Revenue Bonds - 4.72%
  San Diego County Certificates of
    Participation 5.70% 2/1/28                           1,200,000     1,086,588

                                                       Principal        Market
                                                         Amount         Value
MUNICIPAL BONDS (CONTINUED)
Miscellaneous Revenue Bonds (continued)
  San Diego County Certificates of
    Participation (The Burnham Institute)
    6.25% 9/1/29                                        $1,000,000    $1,034,050
                                                                      ----------
                                                                       2,120,638
                                                                      ----------
Multifamily Housing Revenue Bonds - 9.17%
  California Statewide Communities
    Development Authority
    Multifamily Housing Revenue
    (Citrus Gardens Apartments Project)
    Series D1 5.375% 7/1/32                              1,000,000     1,011,730
  California Statewide Communities
    Development Authority
    Multifamily Housing Revenue
    (Silver Ridge Apartments)
    5.80% 8/1/33 (AMT)                                   1,000,000     1,077,150
  Palm Springs Mobile Home Park Revenue
    (Sahara Mobile Home Park)
    5.75% 5/15/37                                        1,000,000     1,016,630
  Santa Clara County Housing Authority
    (Rivertown Apartments Project)
    Series A 5.85% 8/1/31 (AMT)                          1,000,000     1,013,660
                                                                      ----------
                                                                       4,119,170
                                                                      ----------
Municipal Lease Revenue Bonds - 8.06%
  California State Public Works Board
    (Department of Corrections)
    Series C 5.25% 6/1/28                                1,500,000     1,539,000
  Golden State Tobacco Securitization
    5.50% 6/1/43 (RADIAN)                                1,000,000     1,044,010
    5.625% 6/1/33                                        1,000,000     1,036,960
                                                                      ----------
                                                                       3,619,970
                                                                      ----------
Parking Revenue Bonds - 2.36%
  San Diego Redevelopment Agency
    6.40% 9/1/25                                         1,000,000     1,061,650
                                                                      ----------
                                                                       1,061,650
                                                                      ----------
Ports & Harbors Revenue Bonds - 2.31%
  Port of Oakland 5.375% 11/1/27 (FGIC)(AMT)             1,000,000     1,039,360
                                                                      ----------
                                                                       1,039,360
                                                                      ----------
Public Power Revenue Bonds - 2.39%
  California State Department Water
    Reserve Power Supply Revenue
    Series A 5.375% 5/1/21                               1,000,000     1,073,290
                                                                      ----------
                                                                       1,073,290
                                                                      ----------
School District General Obligation Bonds - 3.48%
  Fairfield-Suisun Unified School District
    5.50% 8/1/28 (MBIA)                                    500,000       542,330
  San Diego Unified School District
    5.00% 7/1/28 (FSA)                                   1,000,000     1,022,510
                                                                      ----------
                                                                       1,564,840
                                                                      ----------
School District Revenue Bonds - 2.16%
  California Statewide Community
    Development (Viewpoint School Project)
    5.00% 10/1/28 (ACA)                                  1,000,000       972,130
                                                                      ----------
                                                                         972,130
                                                                      ----------

STATEMENTS                                     DELAWARE TAX-FREE CALIFORNIA FUND
  OF NET ASSETS (CONTINUED)

                                                       Principal        Market
                                                         Amount         Value
MUNICIPAL BONDS (CONTINUED)
State General Obligation Bonds - 7.30%
  California State
    5.00% 2/1/33                                      $ 1,000,000    $ 1,007,800
    5.50% 11/1/33                                       1,000,000      1,058,570
  California State Economic Recovery
    Series A 5.25% 1/1/10                                 500,000        558,310
  California State Veterans
    Series B 5.70% 12/1/32 (AMT)                          640,000        652,877
                                                                     -----------
                                                                       3,277,557
                                                                     -----------
Tax Increment/Special Assessment Bonds - 9.03%
  Commerce California Joint Powers Financing
    Authority (Redevelopment Projects)
    Series A 5.00% 8/1/28 (RADIAN)                      1,000,000      1,006,040
  La Quinta Redevelopment Agency Tax
    Allocation 5.10% 9/1/31 (AMBAC)                     1,000,000      1,023,260
  Lake Elisnore Public Financing Authority
    5.50% 9/1/30                                        1,000,000      1,008,890
  Southern California Logistics Airport
    Authority (Southern California Logistics
    Airport Project) 6.50% 12/1/31                      1,000,000      1,018,290
                                                                     -----------
                                                                       4,056,480
                                                                     -----------
Territorial Revenue Bonds - 2.48%
  Puerto Rico Electric Power Authority Power
    Revenue Series OO 5.00% 7/1/13 (CIFG)               1,000,000      1,112,680
                                                                     -----------
                                                                       1,112,680
                                                                     -----------
Waste Disposal Revenue Bonds - 4.57%
  Salinas Valley Solid Waste Authority
    Revenue 5.25% 8/1/31 (AMBAC)(AMT)                   2,000,000      2,051,320
                                                                     -----------
                                                                       2,051,320
                                                                     -----------
Water & Sewer Revenue Bonds - 2.27%
  Metropolitan Water District Southern
    California Waterworks Revenue Authority
    Series B-1 5.00% 10/1/36 (FGIC)                     1,000,000      1,018,670
                                                                     -----------
                                                                       1,018,670
                                                                     -----------
TOTAL MUNICIPAL BONDS (cost $42,247,189)                              43,393,727
                                                                     -----------

                                                           Number
                                                         of Shares
SHORT-TERM INVESTMENTS - 0.88%
  Federated California Municipal Trust                    394,990        394,990
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $394,990)                                                        394,990
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES - 97.48%
  (cost $42,642,179)                                                $43,788,717
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 2.52%                                          1,132,877
                                                                    -----------
NET ASSETS APPLICABLE TO 4,037,071
  SHARES OUTSTANDING - 100.00%                                      $44,921,594
                                                                    ===========

Net Asset Value - Delaware Tax-Free California Fund
  Class A ($24,797,519 / 2,231,830 Shares)                               $11.11
                                                                         ------
Net Asset Value - Delaware Tax-Free California Fund
  Class B ($14,529,884 / 1,302,406 Shares)                               $11.16
                                                                         ------
Net Asset Value - Delaware Tax-Free California Fund
  Class C ($5,594,191 / 502,835 Shares)                                  $11.13
                                                                         ------

COMPONENTS OF NET ASSETS AT AUGUST 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $44,623,907
Undistributed net investment income                                       1,300
Accumulated net realized loss on investments                           (850,151)
Net unrealized appreciation of investments                            1,146,538
                                                                    -----------
Total net assets                                                    $44,921,594
                                                                    ===========

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE CALIFORNIA FUND
Net asset value Class A (A)                                              $11.11
Sales charge (4.50% of offering price,
  or 4.68% of amount invested per share) (B)                               0.52
                                                                         ------
Offering price                                                           $11.63
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                                            Year Ended August 31, 2004
  OF OPERATIONS

                                                                       Delaware       Delaware
                                                                       Tax-Free       Tax-Free
                                                                     Arizona Fund  California Fund
INVESTMENT INCOME:
  Interest                                                            $1,728,598      $2,390,211
                                                                      ----------      ----------

EXPENSES:
  Management fees                                                        180,872         251,894
  Distribution expenses -- Class A                                        53,200          60,003
  Distribution expenses -- Class B                                        80,980         154,009
  Distribution expenses -- Class C                                        35,909          64,643
  Dividend disbursing and transfer agent fees and expenses                15,423          22,982
  Accounting and administration expenses                                  12,330          17,119
  Registration fees                                                       14,353           2,900
  Reports and statements to shareholders                                   2,760           3,100
  Legal and professional fees                                             10,269          18,565
  Custodian fees                                                           2,868           4,205
  Trustees' fees                                                           1,976           2,658
  Other                                                                    2,199           1,799
                                                                      ----------      ----------
                                                                         413,139         603,877
  Less expenses absorbed or waived                                       (77,954)       (209,994)
  Less expenses paid indirectly                                             (310)           (520)
                                                                      ----------      ----------
  Total expenses                                                         334,875         393,363
                                                                      ----------      ----------
NET INVESTMENT INCOME                                                  1,393,723       1,996,848
                                                                      ----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                             (1,274,013)        457,665
  Net change in unrealized appreciation/depreciation of investments    2,176,285         985,791
                                                                      ----------      ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                          902,272       1,443,456
                                                                      ----------      ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $2,295,995      $3,440,304
                                                                      ==========      ==========

See accompanying notes

STATEMENTS
  OF CHANGES IN NET ASSETS

                                                                                              Delaware Tax-Free
                                                                                                Arizona Fund
                                                                                                 Year Ended
                                                                                         8/31/04            8/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                $ 1,393,723        $ 1,754,421
  Net realized gain (loss) on investments                                               (1,274,013)           140,622
  Net change in unrealized appreciation/depreciation of investments                      2,176,285         (2,328,563)
                                                                                       -----------        -----------
  Net increase (decrease) in net assets resulting from operations                        2,295,995           (433,520)
                                                                                       -----------        -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                               (956,279)        (1,170,970)
    Class B                                                                               (303,525)          (401,931)
    Class C                                                                               (133,940)          (181,499)

  Net realized gain on investments:
    Class A                                                                                     --                 --
    Class B                                                                                     --                 --
    Class C                                                                                     --                 --
                                                                                       -----------        -----------
                                                                                        (1,393,744)        (1,754,400)
                                                                                       -----------        -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                              3,914,788          3,550,052
    Class B                                                                                192,836            833,181
    Class C                                                                                352,026            573,736

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                431,903            502,292
    Class B                                                                                105,687            159,824
    Class C                                                                                 84,932            132,415
                                                                                       -----------        -----------
                                                                                         5,082,172          5,751,500
                                                                                       -----------        -----------
  Cost of shares repurchased:
    Class A                                                                             (7,070,787)        (6,928,421)
    Class B                                                                             (2,025,418)        (2,123,309)
    Class C                                                                             (1,797,499)          (579,367)
                                                                                       -----------        -----------
                                                                                       (10,893,704)        (9,631,097)
                                                                                       -----------        -----------
Decrease in net assets derived from capital share transactions                          (5,811,532)        (3,879,597)
                                                                                       -----------        -----------
NET DECREASE IN NET ASSETS                                                              (4,909,281)        (6,067,517)

NET ASSETS:
  Beginning of year                                                                     35,780,958         41,848,475
                                                                                       -----------        -----------
  End of year(1)                                                                       $30,871,677        $35,780,958
                                                                                       ===========        ===========

 (1) Including undistributed (distributions in excess of) net investment income        $    (1,681)       $    (1,660)
                                                                                       ===========        ===========

See accompanying notes

STATEMENTS
  OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                             Delaware Tax-Free
                                                                                              California Fund
                                                                                                 Year Ended
                                                                                         8/31/04            8/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                $ 1,996,848        $ 2,141,192
  Net realized gain on investments                                                         457,665            216,651
  Net change in unrealized appreciation/depreciation of investments                        985,791         (1,294,988)
                                                                                       -----------        -----------
  Net increase in net assets resulting from operations                                   3,440,304          1,062,855
                                                                                       -----------        -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                             (1,132,294)        (1,198,163)
    Class B                                                                               (608,331)          (658,337)
    Class C                                                                               (256,223)          (284,692)

  Net realized gain on investments:
    Class A                                                                                     --                 --
    Class B                                                                                     --                 --
    Class C                                                                                     --                 --
                                                                                       -----------        -----------
                                                                                        (1,996,848)        (2,141,192)
                                                                                       -----------        -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                              3,951,903          6,900,365
    Class B                                                                                595,981          3,123,917
    Class C                                                                              1,119,322          2,400,582

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                415,131            420,231
    Class B                                                                                218,687            225,516
    Class C                                                                                146,059            190,408
                                                                                       -----------        -----------
                                                                                         6,447,083         13,261,019
                                                                                       -----------        -----------
  Cost of shares repurchased:
    Class A                                                                             (2,503,623)        (8,123,457)
    Class B                                                                             (2,947,439)        (1,891,459)
    Class C                                                                             (2,864,956)        (2,745,126)
                                                                                       -----------        -----------
                                                                                        (8,316,018)       (12,760,042)
                                                                                       -----------        -----------
Increase (decrease) in net assets derived from capital share transactions               (1,868,935)           500,977
                                                                                       -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                     (425,479)          (577,360)

NET ASSETS:
  Beginning of year                                                                     45,347,073         45,924,433
                                                                                       -----------        -----------
  End of year(1)                                                                       $44,921,594        $45,347,073
                                                                                       ===========        ===========

  (1) Including undistributed net investment income                                    $     1,300        $     1,300
                                                                                       ===========        ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware Tax-Free Arizona Fund Class A
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              8/31/04     8/31/03      8/31/02(2)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.010     $10.590      $10.620     $10.250      $10.450

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.458       0.491        0.532       0.572        0.555
Net realized and unrealized gain (loss) on investments          0.280      (0.580)      (0.030)      0.370       (0.200)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.738      (0.089)       0.502       0.942        0.355
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.458)     (0.491)      (0.532)     (0.572)      (0.555)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.458)     (0.491)      (0.532)     (0.572)      (0.555)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $10.290     $10.010      $10.590     $10.620      $10.250
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(1)                                                 7.53%      (0.88%)       4.93%       9.48%        3.68%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $20,249     $22,401      $26,664     $18,809      $13,873
Ratio of expenses to average net assets                         0.75%       0.75%        0.75%       0.75%        0.75%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.99%       0.99%        0.98%       1.01%        1.06%
Ratio of net investment income to average net assets            4.51%       4.73%        5.09%       5.50%        5.53%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.27%       4.49%        4.86%       5.24%        5.22%
Portfolio turnover                                                24%         70%         111%        108%         115%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware Tax-Free Arizona Fund Class B
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              8/31/04     8/31/03      8/31/02(2)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.010     $10.590      $10.620     $10.240      $10.450

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.382       0.413        0.454       0.495        0.481
Net realized and unrealized gain (loss) on investments          0.280      (0.580)      (0.030)      0.380       (0.210)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.662      (0.167)       0.424       0.875        0.271
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.382)     (0.413)      (0.454)     (0.495)      (0.481)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.382)     (0.413)      (0.454)     (0.495)      (0.481)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $10.290     $10.010      $10.590     $10.620      $10.240
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(1)                                                 6.73%      (1.62%)       4.16%       8.78%        2.82%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $7,457      $8,956      $10,629      $8,681       $4,911
Ratio of expenses to average net assets                         1.50%       1.50%        1.50%       1.50%        1.50%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.74%       1.74%        1.73%       1.76%        1.81%
Ratio of net investment income to average net assets            3.76%       3.98%        4.34%       4.75%        4.78%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.52%       3.74%        4.11%       4.49%        4.47%
Portfolio turnover                                                24%         70%         111%        108%         115%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware Tax-Free Arizona Fund Class C
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              8/31/04     8/31/03      8/31/02(2)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.040     $10.610      $10.640     $10.270      $10.470

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.382       0.413        0.454       0.492        0.478
Net realized and unrealized gain (loss) on investments          0.280      (0.570)      (0.030)      0.370       (0.200)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.662      (0.157)       0.424       0.862        0.278
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.382)     (0.413)      (0.454)     (0.492)      (0.478)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.382)     (0.413)      (0.454)     (0.492)      (0.478)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $10.320     $10.040      $10.610     $10.640      $10.270
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(1)                                                 6.70%      (1.53%)       4.14%       8.62%        2.88%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $3,166      $4,424       $4,555      $2,632       $1,880
Ratio of expenses to average net assets                         1.50%       1.50%        1.50%       1.50%        1.50%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.74%       1.74%        1.73%       1.76%        1.81%
Ratio of net investment income to average net assets            3.76%       3.98%        4.34%       4.75%        4.78%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.52%       3.74%        4.11%       4.49%        4.47%
Portfolio turnover                                                24%         70%         111%        108%         115%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware Tax-Free California Fund Class A
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              8/31/04     8/31/03      8/31/02(2)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.750     $11.010      $10.950     $10.430      $10.490

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.518       0.537        0.546       0.538        0.547
Net realized and unrealized gain (loss) on investments          0.360      (0.260)       0.060       0.520       (0.060)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.878       0.277        0.606       1.058        0.487
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.518)     (0.537)      (0.546)     (0.538)      (0.547)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.518)     (0.537)      (0.546)     (0.538)      (0.547)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.110     $10.750      $11.010     $10.950      $10.430
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(1)                                                 8.34%       2.51%        5.77%      10.43%        5.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $24,797     $22,169      $23,462     $24,925      $24,794
Ratio of expenses to average net assets                         0.50%       0.50%        0.50%       0.50%        0.50%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.96%       0.93%        0.97%       0.99%        1.04%
Ratio of net investment income to average net assets            4.72%       4.84%        5.05%       5.07%        5.46%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.26%       4.41%        4.58%       4.58%        4.92%
Portfolio turnover                                                48%         56%          93%        130%          82%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware Tax-Free California Fund Class B
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              8/31/04     8/31/03      8/31/02(2)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.790     $11.050      $10.990     $10.460      $10.520

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.436       0.453        0.465       0.459        0.473
Net realized and unrealized gain (loss) on investments          0.370      (0.260)       0.060       0.530       (0.060)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.806       0.193        0.525       0.989        0.413
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.436)     (0.453)      (0.465)     (0.459)      (0.473)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.436)     (0.453)      (0.465)     (0.459)      (0.473)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.160     $10.790      $11.050     $10.990      $10.460
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(1)                                                 7.60%       1.73%        4.95%       9.58%        4.31%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $14,530     $16,165      $15,105     $14,792      $14,449
Ratio of expenses to average net assets                         1.25%       1.25%        1.25%       1.25%        1.25%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.71%       1.68%        1.72%       1.74%        1.79%
Ratio of net investment income to average net assets            3.97%       4.09%        4.30%       4.32%        4.71%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.51%       3.66%        3.83%       3.83%        4.17%
Portfolio turnover                                                48%         56%          93%        130%          82%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware Tax-Free California Fund Class C
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              8/31/04     8/31/03      8/31/02(2)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.760     $11.020      $10.970     $10.440      $10.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.436       0.454        0.465       0.459        0.472
Net realized and unrealized gain (loss) on investments          0.370      (0.260)       0.050       0.530       (0.060)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.806       0.194        0.515       0.989        0.412
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.436)     (0.454)      (0.465)     (0.459)      (0.472)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.436)     (0.454)      (0.465)     (0.459)      (0.472)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.130     $10.760      $11.020     $10.970      $10.440
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(1)                                                 7.62%       1.74%        4.86%       9.70%        4.22%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $5,595      $7,013       $7,357      $6,227       $4,179
Ratio of expenses to average net assets                         1.25%       1.25%        1.25%       1.25%        1.25%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.71%       1.68%        1.72%       1.74%        1.79%
Ratio of net investment income to average net assets            3.97%       4.09%        4.30%       4.32%        4.71%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.51%       3.66%        3.83%       3.83%        4.17%
Portfolio turnover                                                48%         56%          93%        130%          82%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

NOTES                                                            August 31, 2004
  TO FINANCIAL STATEMENTS


Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts statutory trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. Voyageur Mutual Funds II (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund (each a "Fund" and, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of each Fund on the basis of "settled shares" of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Funds were paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the year ended August 31, 2004 were as follows:

                                               Delaware           Delaware
                                               Tax-Free           Tax-Free
                                             Arizona Fund      California Fund
                                             ------------      ---------------
Commission reimbursements                        $283               $365
Earnings credits                                   27                155

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                               Delaware           Delaware
                                               Tax-Free           Tax-Free
                                             Arizona Fund      California Fund
                                             ------------      ---------------
On the first $500 million                       0.550%              0.550%
On the next $500 million                        0.500%              0.500%
On the next $1.5 billion                        0.450%              0.450%
In excess of $2.5 billion                       0.425%              0.425%

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburses each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses do not exceed specified percentages of average daily net assets, as shown below.

                                               Delaware           Delaware
                                               Tax-Free           Tax-Free
                                             Arizona Fund      California Fund
                                             ------------      ---------------
Operating expense limitation as a percentage
  of average daily net assets (per annum)        0.50%              0.25%

Expiration date                               10/31/04      until revoked

Effective November 1, 2004, operating
  expense limitation as a percentage of
  average daily net assets (per annum)           0.55%              0.68%

Expiration date                                3/31/06            3/31/06

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At August 31, 2004, each Fund had liabilities payable to affiliates as follows:

                                               Delaware           Delaware
                                               Tax-Free           Tax-Free
                                             Arizona Fund      California Fund
                                             ------------      ---------------
Investment management fee payable
  to (receivable from) DMC                     $(3,775)              $136
Dividend disbursing, transfer agent fees,
  accounting and administration fees
  and other expenses payable to DSC              2,145              3,178
Other expenses payable to DMC and affiliates*   12,636              1,010

*DMC, as a part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal services expenses, including in-house legal services provided to the Funds by DMC employees. For the year ended August 31, 2004, Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund had costs of $1,744, $13,646, $3,664, $1,867, and $20,562, respectively.

For the year ended August 31, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                               Delaware           Delaware
                                               Tax-Free           Tax-Free
                                             Arizona Fund      California Fund
                                             ------------      ---------------
                                                $5,258            $13,959

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and/or trustees are paid no compensation by the Funds.

3. Investments
 For the year ended August 31, 2004, the Funds made purchases and sales of investment securities as follows:

                                               Delaware           Delaware
                                               Tax-Free           Tax-Free
                                             Arizona Fund      California Fund
                                             ------------      ---------------
Purchases other than short-term investments   $7,589,223         $21,609,071
Sales other than short-term investments       15,005,293          24,426,203

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)
At August 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                               Delaware           Delaware
                                               Tax-Free           Tax-Free
                                             Arizona Fund      California Fund
                                             ------------      ---------------
Cost of investments                           $29,891,573        $42,642,179
                                              -----------        -----------
Aggregate unrealized appreciation             $ 1,121,504        $ 1,283,594
Aggregate unrealized depreciation                (426,247)          (137,056)
                                              -----------        -----------
Net unrealized appreciation                   $   695,257        $ 1,146,538
                                              ===========        ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                          Delaware Tax-Free
                                                            Arizona Fund
                                                          2004       2003
                                                       ----------------------
Tax-exempt income                                      $1,393,744  $1,754,400
Ordinary income                                                --          --
Long-term capital gain                                         --          --
                                                       ----------  ----------
Total                                                  $1,393,744  $1,754,400
                                                       ==========  ==========

                                                         Delaware Tax-Free
                                                          California Fund
                                                          2004       2003
                                                       ----------------------
Tax-exempt income                                      $1,996,848  $2,141,192
Long-term capital gain                                         --          --
                                                       ----------  ----------
Total                                                  $1,996,848  $2,141,192
                                                       ==========  ==========

As of August 31, 2004, the components of net assets on a tax basis was as follows:

                                               Delaware           Delaware
                                               Tax-Free           Tax-Free
                                             Arizona Fund      California Fund
                                             ------------      ---------------
Shares of beneficial interest                $32,745,720         $44,623,907
Undistributed ordinary income                         --                  --
Undistributed tax-exempt income                   (1,681)              1,300
Undistributed long-term capital gains                 --                  --
Post-October losses                           (1,195,254)                 --
Capital loss carryforwards                    (1,372,365)           (850,151)
Unrealized appreciation of investments           695,257           1,146,538
                                             -----------         -----------
Net assets                                   $30,871,677         $44,921,594
                                             ===========         ===========

Post-October losses represent losses realized on investment transactions from November 1, 2003, through August 31, 2004 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                               Delaware           Delaware
                                               Tax-Free           Tax-Free
                                             Arizona Fund      California Fund
                                             ------------      ---------------
2008                                          $  178,280           $     --
2009                                           1,115,326            844,112
2011                                                  --              6,039
2012                                              78,759                 --
                                              ----------           --------
Total                                         $1,372,365           $850,151
                                              ==========           ========

For the year ended August 31, 2004, the Funds had capital loss carryforward that were utilized as follows:

Delaware Tax-Free California Fund      $457,665

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                            Delaware Tax-Free
                                                              Arizona Fund
                                                         ----------------------
                                                               Year Ended
                                                           8/31/04     8/31/03
Shares sold:
  Class A                                                   386,293     337,393
  Class B                                                    19,229      80,252
  Class C                                                    34,656      54,996

Shares issued upon reinvestments
  of dividends and distributions:
  Class A                                                    42,501      48,516
  Class B                                                    10,402      15,446
  Class C                                                     8,331      12,766
                                                         ----------    --------
                                                            501,412     549,369
                                                         ----------    --------
Shares repurchased:
  Class A                                                  (699,389)   (666,442)
  Class B                                                  (200,009)   (204,908)
  Class C                                                  (177,070)    (56,113)
                                                         ----------    --------
                                                         (1,076,468)   (927,463)
                                                         ----------    --------
Net decrease                                               (575,056)   (378,094)
                                                         ==========    ========

                                                            Delaware Tax-Free
                                                             California Fund
                                                         ----------------------
                                                               Year Ended
                                                           8/31/04     8/31/03
Shares sold:
  Class A                                                   360,300     621,318
  Class B                                                    53,736     281,164
  Class C                                                   101,425     215,978

Shares issued upon reinvestments
  of dividends and distributions:
  Class A                                                    37,827      38,142
  Class B                                                    19,846      20,392
  Class C                                                    13,289      17,256
                                                           --------  ----------
                                                            586,423   1,194,250
                                                           --------  ----------
Shares repurchased:
  Class A                                                  (229,121)   (728,137)
  Class B                                                  (269,400)   (170,371)
  Class C                                                  (263,562)   (248,969)
                                                           --------  ----------
                                                           (762,083) (1,147,477)
                                                           --------  ----------
Net increase (decrease)                                    (175,660)     46,773
                                                           ========  ==========

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES (CONTINUED)
For the years ended August 31, 2004 and 2003, the following shares and value were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table on the prior page and the Statements of Changes in Net Assets.

                                                         Year Ended                           Year Ended
                                                           8/31/04                              8/31/03
                                               -------------------------------      ------------------------------
                                               Class B     Class A                  Class B      Class A
                                               shares      shares      Amount       shares       shares     Amount
Delaware Tax-Free Arizona Fund                 82,416      82,350     $836,827       1,366        1,366    $14,383
Delaware Tax-Free California Fund               1,386       1,392       15,425          --           --         --

6. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of August 31, 2004, or at any time during the fiscal year.

7. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

9. TAX INFORMATION (UNAUDITED)
The information set forth below is for each Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2004, each Fund designates distributions paid during the year as follows:

                                       (A)                (B)                  (C)
                                    Long Term          Ordinary                Tax-
                                  Capital Gains         Income                Exempt                 Total
                                  Distributions      Distributions         Distributions          Distributions
                                   (Tax Basis)        (Tax Basis)           (Tax Basis)            (Tax Basis)
                                  -------------      -------------         -------------          -------------
Delaware Tax-Free Arizona Fund         --                 --                   100%                   100%
Delaware Tax-Free California Fund      --                 --                   100%                   100%

(A), (B), and (C) are based on a percentage of each Fund's total distributions.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Voyageur Mutual Funds - Delaware Tax-Free Arizona Fund
  and Delaware Tax-Free California Fund
Voyageur Insured Funds - Delaware Tax-Free Arizona
  Insured Fund
Voyageur Investment Trust - Delaware Tax-Free California
  Insured Fund
Voyageur Mutual Funds II - Delaware Tax-Free Colorado Fund

We have audited the accompanying statements of net assets of Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Fund (two of the series constituting Voyageur Mutual Funds), Delaware Tax-Free Arizona Insured Fund (one of the series constituting Voyageur Insured Funds), Delaware Tax-Free California Insured Fund (one of the series constituting Voyageur Investment Trust) and Voyageur Mutual Funds II (comprised of Delaware Tax-Free Colorado Fund) (the "Funds") as of August 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Fund of Voyageur Mutual Funds, the Delaware Tax-Free Arizona Insured Fund of Voyageur Insured Funds, the Delaware Tax-Free California Insured Fund of Voyageur Investment Trust, and the Delaware Tax-Free Colorado Fund of Voyageur Mutual Funds II at August 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                             Ernst & Young LLP

Philadelphia, Pennsylvania
October 4, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                  NUMBER OF              OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING         BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER           OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,             77             None
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA                                                various executive capacities
       19103                                       Trustee since        at different times at
                                                   May 15, 2003        Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -            94             None
   2005 Market Street                                              Citadel Construction Corporation
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor             94       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation


   JOHN A. FRY                   Trustee(4)           3 Years                 President -               77           Director -
 2005 Market Street                                                    Franklin & Marshall College               Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                       Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -       94             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938

                                                                                                  NUMBER OF              OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING         BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER           OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -      94        Director and
 2005 Market Street                                                     National Gallery of Art                   Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                        Chairperson - Andy
      19103                                                                                                      Warhol Foundation

                                                                                                                    Director -
                                                                                                                   Systemax Inc.
   November 1, 1940


   THOMAS F. MADISON             Trustee              10 Years               President/Chief             94         Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                      CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River, Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &         94            None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in          94            None(5)
    2005 Market Street       Vice President      Vice President     various executive capacities
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
     December 19, 1949                           August 21, 2003

   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in           94            None(5)
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF       Senior Vice President     8 Years          Mr. Bishof has served in           94            None(5)
   2005 Market Street          and Treasurer                        various executive capacities
    Philadelphia, PA                                                    at different times at
       19103                                                            Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This annual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund, but may be used with a prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                            AFFILIATED OFFICERS                         CONTACT INFORMATION
WALTER P. BABICH                             JUDE T. DRISCOLL                            INVESTMENT MANAGER
Board Chairman                               Chairman                                    Delaware Management Company
Citadel Construction Corporation             Delaware Investments Family of Funds        Philadelphia, PA
King of Prussia, PA                          Philadelphia, PA
                                                                                         INTERNATIONAL AFFILIATE
JOHN H. DURHAM                               JOSEPH H. HASTINGS                          Delaware International Advisers Ltd.
Private Investor                             Executive Vice President and                London, England
Gwynedd Valley, PA                           Chief Financial Officer
                                             Delaware Investments Family of Funds        NATIONAL DISTRIBUTOR
ANTHONY D. KNERR                             Philadelphia, PA                            Delaware Distributors, L.P.
Managing Director                                                                        Philadelphia, PA
Anthony Knerr & Associates                   RICHELLE S. MAESTRO
New York, NY                                 Executive Vice President,                   SHAREHOLDER SERVICING, DIVIDEND
                                             Chief Legal Officer and Secretary           DISBURSING AND TRANSFER AGENT
ANN R. LEVEN                                 Delaware Investments Family of Funds        Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer        Philadelphia, PA                            2005 Market Street
National Gallery of Art                                                                  Philadelphia, PA 19103-7094
Washington, DC                               MICHAEL P. BISHOF
                                             Senior Vice President and Treasurer         FOR SHAREHOLDERS
THOMAS F. MADISON                            Delaware Investments Family of Funds        800 523-1918
President and Chief Executive Officer        Philadelphia, PA
MLM Partners, Inc.                                                                       FOR SECURITIES DEALERS AND FINANCIAL
Minneapolis, MN                                                                          INSTITUTIONS REPRESENTATIVES ONLY
                                                                                         800 362-7500
JANET L. YEOMANS
Vice President/Mergers & Acquisitions                                                    WEB SITE
3M Corporation                                                                           www.delawareinvestments.com
St. Paul, MN

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------


(8919)                                                        Printed in the USA
AR-WEST [8/04] IVES 10/04                                                  J9813

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)



FIXED INCOME

ANNUAL REPORT AUGUST 31, 2004
--------------------------------------------------------------------------------
              DELAWARE TAX-FREE IDAHO FUND




[LOGO]
POWERED BY RESEARCH.(SM)

PORTFOLIO                                             September 10, 2004
   MANAGEMENT REVIEW


Fund Managers

Patrick P. Coyne
Executive Vice President/Chief Investment Officer -
Fixed Income/Head of Equity Investments

Joseph R. Baxter
Senior Vice President/Senior Portfolio Manager

Robert F. Collins
Vice President/Senior Portfolio Manager

Q: WHAT KIND OF ECONOMIC ENVIRONMENT WAS IT FOR THE MUNICIPAL MARKETS DURING THE PAST 12 MONTHS?
A: In all, the environment for municipal bonds was surprisingly favorable considering volatile market conditions and generally negative fixed-income investor sentiment at the start of the period. In September 2003, market data indicated a rapidly strengthening economy and accelerating corporate earnings. These results prompted investor fears of rising inflation and Federal Reserve Board interest rate hikes. Unemployment levels trended higher than expected, however, suggesting the growing economy was not yet operating at its full potential. This enabled the Fed to maintain short-term interest rates at historically low levels throughout the period.

It was not until spring 2004, when a substantial increase in hiring activity became evident, that concern about rising rates returned. The expectation for interest rate hikes weighed on the bond markets, as did continued worries about terrorism, rising oil prices, and weakness in the U.S. dollar. In fact, the Fed did raise short-term rates twice during the period, first in late June and then again in August. During the final three months of the period, however, job growth trailed off unexpectedly, surprising investors who were expecting faster economic growth. Against this backdrop, tax-free bonds, which had lost ground in the prior few months, made up some of their recent losses.

For the full 12-month period, yields on shorter-maturity bonds rose in line with expectations for higher short-term interest rates. By contrast, yields on longer bonds fell, while their prices rose accordingly (bond yields and prices move in opposite directions). The difference in yields offered by two-year and 30-year AAA-rated municipal bonds went from 3.61% to 2.98% during the past 12 months, reflecting the better relative results of longer bonds. (Source: The Bond Buyer) Strong performance from lower-rated bonds was a second evident trend. As states' revenue collections have increased, their credit outlook has improved as well. Investors have become increasingly willing to invest in lower-rated investment-grade and non-rated securities to obtain a higher degree of income.

For the first eight months of 2004, national municipal issuance was down about nine percent nationwide when compared to the same period in 2003. (Source: The Bond Buyer) This decline in new supply reflected the improved financial position of states and municipalities. Greater tax collections limited the need to rely on the debt markets for funds to support needed projects. Higher interest rates also made it relatively less attractive to refinance outstanding bonds.

Q: WHAT ECONOMIC AND MUNICIPAL ENVIRONMENT DID YOU ENCOUNTER SPECIFICALLY IN THE THREE STATES PROFILED IN THIS REPORT?
A: Idaho's economy improved steadily throughout the past 12 months, reflecting national trends. The jobless rate in the state was just 4.9% at the end of July 2004, down from the previous year and significantly below the national average of 5.5%. Idaho's stronger economy led to significantly increased revenue collections, with tax income increasing by 12% for the first nine months of the current fiscal year. Also, revenue for the full 2004 fiscal year was projected to meet estimates, a significant improvement over the prior year's shortfall. (Source: Fiscal Studies Program, June 2004) The stronger economy, however, helped lead to a significant decline in Idaho municipal issuance from already modest levels. For the first eight months of 2004, supply was down 40 percent on a year-over-year basis. (Source: The Bond Buyer)

Thanks to strong fiscal management, the State of Missouri has maintained positive balances in its general fund during recent years, despite facing declines in tax collections during fiscal 2002 and 2003. For the first eight months of the 2004 fiscal year, however, Missouri's revenues were 3.3% higher than the previous year. As of July 2004, the state saw a modest 0.9% increase in employment, although manufacturing employment -- representing more than 13% of the state's jobs -- more than doubled that pace. The state's unemployment rate stood at 5.5% in July, matching the national average. (Source: Fiscal Studies Program, June 2004) Municipal issuance in Missouri declined by just four percent for the first eight months of 2004. (Source: The Bond Buyer)

In recent years, Oregon's economy was hit by weakness in the technology market and in Asian economies. Between 2001 and 2003, the state suffered substantial job losses. During the past year, however, Oregon's employment picture brightened considerably. While its July 2004 jobless rate of 6.8% was considerably higher than average, it represented a substantial improvement over Oregon's July 2003 rate of 8.7%. The state's recent economic challenges generated significant revenue shortfalls, but those shortfalls began to ease during the current fiscal year. During the first eight months of 2004, the state's municipal issuance rose by approximately 15% when compared to the first eight months of 2003.

Q: HOW DID THE THREE FUNDS PERFORM DURING THE FISCAL YEAR, AND WHAT MANAGEMENT STRATEGIES DID YOU PURSUE FOR EACH?
A: Delaware Tax-Free Idaho Fund gained +7.58% (Class A shares at net asset value with distributions reinvested) during the past 12 months, outpacing the +5.66% return of the Lipper Other States Municipal Debt Funds Average. As an additional point of comparison, the Lehman Brothers Municipal Bond Index returned +7.11%. The Fund's dividend payments during the past 12 months were exempt from federal and Idaho state taxes.*

During the period, we continued to choose investments based on our assessment of their income potential. Our focus on bonds' income stream helped the Fund during a time of tremendous volatility in the municipal market. Also, while the Fund's duration was somewhat longer than ideal at the beginning of the period, having this added sensitivity to interest rate movements helped performance in late 2003 and early 2004 when rates generally were falling. The longer duration did detract from performance when rates rose during the spring and we have since taken measures to shorten it, thus reducing the Fund's sensitivity to interest rate movements.

Trading activity remained modest during the period. Idaho's minimal supply of tax-free bonds creates a continual challenge to find new securities for the portfolio. This challenge limited total return potential during theis period. We continued to make extensive use of Puerto Rico bonds; securities issued by U.S. territories generally are tax-exempt for residents of all 50 states. Whenever possible, however, we sought to buy suitable in-state credits, generating proceeds for the purchases by selling Puerto Rico bonds as needed. During the period, we established new positions in bonds issued by Boise State University, as well as those from three Idaho school districts. Another strategy employed during the period was to reduce volatility by selling some of the Fund's longest-duration holdings -- a strategy we believed made sense in a climate of rising interest rates.

--------------------------------------------------------------------------------
The total return of DELAWARE TAX-FREE MISSOURI INSURED FUND was +5.06% (Class A shares at net asset value with distributions reinvested) for the 12 months ending August 31, 2004. This result fell short of the Lipper Missouri Municipal Debt Funds Average, which returned +5.96% during the same time period. As an additional point of comparison, the Lehman Brothers Municipal Bond Index returned +7.11%. The Fund's dividend payments during the past 12 months were exempt from federal and Missouri state taxes.*

The Fund's underperformance can be attributed in large part to having a relatively short duration. Duration measures sensitivity to changes in interest rates; an investment with a shorter-than-average duration will tend to underperform a longer-duration investment when rates are falling, as was the case for much of the period. Later in the period, as rates began rising, we intended to extend the Fund's duration. This became difficult to achieve, however, because we did not have sufficient cash flows at opportune times. At period end, we were awaiting a future window of opportunity to bring duration more in line with our peer group.

To choose investments for the portfolio, we continued to use a bottom-up approach, evaluating securities one by one and selecting those we believed offered the best ratio of reward potential to risk. For this bottom-up approach, we relied on the experience of our research and trading staffs to help us identify securities that displayed stable or improving credit trends.

New purchases were limited during the reporting period. When possible, we sought to take advantage of the Fund's ability to invest a portion of its assets in noninsured bonds to add to the income stream for our shareholders. For example, we identified value in certain Puerto Rico bonds; bonds issued by U.S. territories carry the same tax advantages as do in-state securities. In addition, we purchased a handful of multifamily housing and hospital bonds that we believed provided attractive yields.

* A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------
DELAWARE TAX-FREE OREGON INSURED FUND had a total return of +6.04% (Class A shares at net asset value with distributions reinvested) for the 12 months ended August 31, 2004. The Fund's performance outpaced that of its peer group, the Lipper Oregon Municipal Debt Funds Average, which returned +5.72%. As an additional point of comparison, the Lehman Brothers Municipal Bond Index returned +7.11%. The Fund's dividend payments during the past 12 months were exempt from federal and Oregon state taxes.*

The Fund's slight underperformance relative to its Lipper peer group average stemmed from having a shorter-than-average duration when rates were falling during much of the period. However, as the period progressed, we were able to lengthen the Fund's duration and, consequently, increase its sensitivity to changes in interest rates. Such positioning helped the Fund close much of the performance gap late in the period as yields fell from their summertime highs. In particular, we purchased a handful of Puerto Rico bonds -- bonds issued by U.S. territories generally are fully tax-exempt in all 50 states -- as well as bonds issued by Southwest Oregon Community College.

Also adding to Fund returns was an approximately 20 percent stake in bonds with credit ratings below AAA. During a market environment in which lower-rated securities generally outperformed their higher-quality counterparts, taking advantage of the Fund's ability to invest a portion of its assets in noninsured bonds helped relative performance.

* A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

DELAWARE
    TAX-FREE IDAHO FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Tax-Free Idaho Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE

Average Annual Total Returns
Through August 31, 2004                                      Lifetime   Five Years    One Year
--------------------------------------------------------------------------------------------------
Class A (Est. 1/4/95)
Excluding Sales Charge                                         +6.59%      +5.81%       +7.58%
Including Sales Charge                                         +6.08%      +4.83%       +2.78%
--------------------------------------------------------------------------------------------------
Class B (Est. 3/16/95)
Excluding Sales Charge                                         +5.38%      +5.05%       +6.79%
Including Sales Charge                                         +5.38%      +4.80%       +2.79%
--------------------------------------------------------------------------------------------------
Class C (Est. 1/11/95)
Excluding Sales Charge                                         +5.73%      +5.06%       +6.87%
Including Sales Charge                                         +5.73%      +5.06%       +5.87%
--------------------------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Idaho Fund during the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

DELAWARE
   TAX-FREE IDAHO FUND

FUND BASICS
As of August 31, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks as high a level of current income exempt from federal income tax and from Idaho state personal income tax, as is consistent with preservation of capital.

--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$83.66 million

--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

77

--------------------------------------------------------------------------------
FUND START DATE:

January 4, 1995

--------------------------------------------------------------------------------
YOUR FUND MANAGERS:

Patrick P. Coyne is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Patrick Coyne joined Delaware Investments' fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high-grade municipal bonds and municipal futures contracts.

Joseph R. Baxter is a graduate of LaSalle University where he earned his undergraduate degree in finance and marketing. Prior to joining Delaware Investments in 1999, he held investment positions with First Union. Most recently, he served as a municipal portfolio manager for the Evergreen Funds.

Robert F. Collins is a graduate of Ursinus College where he earned his Bachelor of Arts degree in Economics. Prior to joining Delaware Investments in 2004, he co-managed the municipal portfolio management group within PNC Advisors, overseeing the tax-exempt investments of high-net worth and institutional accounts. Previously, Mr. Collins headed the municipal fixed income team at Wilmington Trust Company, managing funds and high-net worth accounts. Mr. Collins is a CFA charterholder and a former president of the Financial Analysts of Wilmington.

--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A  VIDAX
Class B  DVTIX
Class C  DVICX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
January 4, 1995 (Fund's inception) through August 31, 2004

                               [GRAPHIC OMITTED]


DELAWARE TAX-FREE IDAHO FUND GROWTH OF $10,000 INVESTMENT CHART



                     DELAWARE TAX-FREE            LEHMAN BROTHERS
                        IDAHO FUND             MUNICIPAL BOND INDEX
     JAN-95               $ 9,810                    $10,000
     AUG-95               $10,594                    $10,897
     AUG-96               $11,227                    $11,468
     AUG-97               $12,341                    $12,528
     AUG-98               $13,456                    $13,612
     AUG-99               $13,322                    $13,686
     AUG-00               $13,754                    $14,607
     AUG-01               $15,164                    $16,099
     AUG-02               $15,978                    $17,104
     AUG-03               $16,426                    $17,641
     AUG-04               $17,671                    $18,866


Chart assumes $10,000 invested on January 4, 1995 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. The chart also assumes $10,000 invested in the Lehman Brothers Municipal Bond Index at that month's end, January 31, 1995. After January 31, 1995, returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect during the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

DISCLOSURE                      For the period March 1, 2004 to August 31, 2004
  OF FUND EXPENSES


As a shareholder of a fund, you incur two types of costs,
(1) transaction costs, including sales charges (loads) on purchase or redemption payments; end exchange fees; and (2) ongoing costs, including management fees; distribution, and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return", provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the tables assume reinvestment of all dividends and distributions.

In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

DELAWARE TAX-FREE IDAHO FUND(1)

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                          Beginning    Ending       Annualized     Expenses
                                                            Account    Account        Expense     Paid During
                                                            Value       Value           Ratio       Period
                                                            3/1/04     8/31/04                     3/1/04 to
                                                                                                    8/31/04
---------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,004.20        0.97%       $4.89
Class B                                                     1,000.00    1,001.40        1.72%        8.65
Class C                                                     1,000.00    1,001.40        1.72%        8.65
---------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.06        0.97%       $4.94
Class B                                                     1,000.00    1,016.24        1.72%        8.76
Class C                                                     1,000.00    1,016.24        1.72%        8.76
---------------------------------------------------------------------------------------------------------------

(1) Effective November 1, 2004, the Fund's manager increased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to decrease. Had the new expense waivers been in effect during the period, the Fund's expense analysis would be as follows:


                                                          Beginning    Ending       Annualized     Expenses
                                                            Account    Account        Expense     Paid During
                                                            Value       Value           Ratio       Period
                                                            3/1/04     8/31/04                     3/1/04 to
                                                                                                    8/31/04
---------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,004.81         0.85%      $4.28
Class B                                                     1,000.00    1,002.00         1.60%       8.05
Class C                                                     1,000.00    1,002.00         1.60%       8.05
---------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.67         0.85%      $4.33
Class B                                                     1,000.00    1,016.86         1.60%       8.14
Class C                                                     1,000.00    1,016.86         1.60%       8.14
---------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                        As of August 31, 2004
    DELAWARE TAX-FREE IDAHO FUND

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets, and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                93.77%
------------------------------------------------------------------------
Continuing Care/Retirement Revenue Bonds                        3.53%
Corporate-Backed Revenue Bonds                                  7.54%
Escrowed to Maturity Bonds                                      2.27%
Higher Education Revenue Bonds                                 13.76%
Hospital Revenue Bonds                                          6.12%
Miscellaneous Revenue Bonds                                     0.63%
Multi Family Housing Revenue Bonds                              1.18%
Municipal Lease Revenue Bonds                                   6.35%
Political Subdivision General Obligation Bonds                  2.68%
Pre-Refunded Bonds                                              6.61%
School District General Obligation Bonds                       11.42%
Single Family Housing Revenue Bonds                             6.13%
Tax Increment/Special Assessment Bonds                          6.29%
Territorial General Obligation Bonds                            1.35%
Territorial Revenue Bonds                                      14.87%
Water & Sewer Revenue Bonds                                     3.04%
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          5.18%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.95%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.05%
------------------------------------------------------------------------
NET ASSETS                                                    100.00%
------------------------------------------------------------------------

STATEMENTS                                        DELAWARE TAX-FREE IDAHO FUND
    OF NET ASSETS                                 August 31, 2004



                                                        Principal      Market
                                                         Amount        Value

MUNICIPAL BONDS - 93.77%
 Continuing Care/Retirement Revenue Bonds - 3.53%
  Idaho Health Facilities Authority Revenue
   Refunding (Valley Vista Care Project)
   Series A 7.875% 11/15/22                            $ 3,000,000   $ 2,956,740
                                                                     -----------
                                                                       2,956,740
                                                                     -----------
Corporate-Backed Revenue Bonds - 7.54%
 Meridan Economic Development
   Corporation Revenue Refunding
   Industrial Development (Hi-Micro Project)
   5.85% 8/15/11 (AMT)                                   1,250,000     1,293,125
 Nez Perce County Pollution Control
   Revenue Refunding (Potlatch
   Corporation Project) 6.00% 10/1/24                    2,535,000     2,524,302
 Power County Pollution Control Revenue
   Refunding (FMC Corporation Project)
   5.625% 10/1/14                                        2,475,000     2,492,350
                                                                     -----------
                                                                       6,309,777
                                                                     -----------
Escrowed to Maturity Bonds - 2.27%
 Puerto Rico Commonwealth Infrastructure
   Financing Authority Special
   Series A 5.375% 10/1/24                               1,750,000     1,898,908
                                                                     -----------
                                                                       1,898,908
                                                                     -----------
Higher Education Revenue Bonds - 13.76%
 Boise State University Revenue
   5.00% 4/1/17 (AMBAC)                                    500,000       542,625
   5.00% 4/1/18 (FGIC)                                   1,645,000     1,794,679
   5.125% 4/1/31 (FGIC)                                  1,000,000     1,030,600
 Idaho State University Revenue
   Refunding and Improvement
   5.00% 4/1/20 (FSA)                                    1,130,000     1,204,185
   5.00% 4/1/23 (FSA)                                    2,115,000     2,211,761
 North Idaho College Dormitory Housing
   Certificate of Participation
   6.45% 10/1/16                                         1,000,000     1,056,780
 University of Idaho University Revenue
   (Student Fee Housing Improvements
   Project) 5.25% 4/1/31 (FGIC)                          2,195,000     2,278,322
 University of Idaho University Revenue
   (Student Fee Telecommunications
   Project) 5.85% 4/1/11 (FSA)                           1,300,000     1,391,988
                                                                     -----------
                                                                      11,510,940
                                                                     -----------
Hospital Revenue Bonds - 6.12%
 Idaho Health Facilities Authority
   Hospital Revenue
   (Bannock Regional Medical
   Center Project)
   6.375% 5/1/17                                         1,445,000     1,512,178
   (Bingham Memorial Hospital Project)
   6.00% 3/1/29                                          1,000,000       969,710
   (Idaho Elks Rehabilitation
   Hospital Project)
   5.30% 7/15/18                                           625,000       631,550
   5.45% 7/15/23                                         2,000,000     2,008,820
                                                                     -----------
                                                                       5,122,258
                                                                     -----------

                                                        Principal      Market
                                                         Amount        Value
MUNICIPAL BONDS (continued)
Miscellaneous Revenue Bonds - 0.63%
 Boise City Revenue Refunding
   Series A 5.375% 12/1/31 (MBIA)                        $  500,000   $  527,565
                                                                      ----------
                                                                         527,565
                                                                      ----------
Multi Family Housing Revenue Bonds - 1.18%
 Idaho State Housing Agency Housing
   Revenue (Park Place Project)
   Series A 6.50% 12/1/36 (AMT)                             965,000      989,636
                                                                      ----------
                                                                         989,636
                                                                      ----------
Municipal Lease Revenue Bonds - 6.35%
 Blaine School District #61 Certificate of
   Participation 5.00% 7/30/10 (AMBAC)                    1,000,000    1,108,060
 Boise City Certificate of Participation
   5.375% 9/1/20 (FGIC) (AMT)                             2,100,000    2,207,289
 Idaho State Building Authority Revenue
   Series A 5.00% 9/1/21 (MBIA)                           1,150,000    1,210,272
   Series B 5.00% 9/1/21 (MBIA)                             750,000      782,595
                                                                      ----------
                                                                       5,308,216
                                                                      ----------
Political Subdivision General Obligation Bonds - 2.68%
 Lemhi County 5.20% 8/1/27 (FSA)                          2,145,000    2,242,876
                                                                      ----------
                                                                       2,242,876
                                                                      ----------
*Pre-Refunded Bonds - 6.61%
 Ada & Canyon Counties Joint School
   District #2 Meridian
   5.60% 7/30/12-05                                       1,125,000    1,178,471
 Ammon Urban Renewal Agency
   Revenue Sub Lien Tax Increment
   Series B 6.25% 8/1/18-06                                 445,000      482,442
 Boise City Independent School District
   5.50% 7/30/16-05                                         400,000      422,596
 Idaho Health Facilities Authority Revenue
   (Bonner General Hospital Project)
   6.50% 10/1/28-07                                       1,500,000    1,717,561
 Pocatello Development Authority
   Revenue Allocation Tax Increment
   Series B 7.25% 12/1/08-04                                135,000      136,968
 Puerto Rico Commonwealth Public
   Improvement Series A 5.125% 7/1/31-11                  1,010,000    1,135,371
 Puerto Rico Public Buildings Authority
   Guaranteed Public Education & Health
   Facilities Series M 5.50% 7/1/21-05                      445,000      459,921
                                                                      ----------
                                                                       5,533,330
                                                                      ----------
School District General Obligation Bonds - 11.42%
 Ada & Canyon Counties
   Joint School District #2 Meridan
   5.00% 7/30/20                                          2,155,000    2,287,166
   5.125% 7/30/19                                         1,005,000    1,082,948
   5.50% 7/30/16                                          1,305,000    1,533,114
 Bannock County School District #025
   (Pocatello School Board Guaranteed
   Program) 5.00% 8/15/15                                 1,040,000    1,149,439
 Canyon County School District #132
   5.00% 7/30/15 (FGIC)                                   2,000,000    2,238,380
 Power & Cassia Counties Joint School
   District #381 (American Falls Project)
   5.00% 8/1/17                                           1,155,000    1,254,665
                                                                      ----------
                                                                       9,545,712
                                                                      ----------

STATEMENTS
   OF NET ASSETS (CONTINUED)                       DELAWARE TAX-FREE IDAHO FUND


                                                        Principal      Market
                                                         Amount        Value
Municipal Bonds (continued)
Single Family Housing Revenue Bonds - 6.13%
 Idaho Housing & Finance Association
   Single Family Mortgage
   Series A Class I 5.55% 1/1/33 (AMT)                  $  520,000    $  537,051
   Series A-2 Class I 5.20% 1/1/34 (AMT)                   500,000       508,655
   Series C Class I 5.55% 1/1/33 (AMT)                     595,000       614,510
   Series C Class III 5.35% 1/1/25 (AMT)                   360,000       366,113
   Series D Class III 5.45% 7/1/23 (AMT)                 1,500,000     1,553,144
   Series E Class I
   5.35% 1/1/33 (AMT)                                      250,000       255,808
   5.45% 1/1/31 (AMT)                                      130,000       133,804
 Idaho State Housing Agency
   Single Family Mortgage
   Series A
   6.05% 7/1/13 (AMBAC) (AMT)                              105,000       106,095
   6.10% 7/1/16 (AMT)                                      140,000       141,547
   Series A-1 6.85% 7/1/12 (AMT)                            15,000        15,033
   Series B 6.45% 7/1/15 (AMT)                              60,000        61,503
   Series C-2 6.35% 7/1/15 (AMT)                            75,000        76,870
   Series E 6.35% 7/1/15 (AMT)                             135,000       139,448
   Series E-1 6.60% 7/1/11                                  25,000        25,163
   Series G-2 6.15% 7/1/15 (AMT)                           580,000       597,325
                                                                      ----------
                                                                       5,132,069
                                                                      ----------
Tax Increment/Special Assessment Bonds - 6.29%
 Boise Urban Renewal Agency Parking
   Revenue Refunding Tax Increment
   Series A 6.125% 9/1/15                                2,235,000     2,348,135
   Series B 6.125% 9/1/15                                1,815,000     1,906,875
 Bonner County Local Improvement
   District #93-1
   6.20% 4/30/05                                           150,000       151,721
   6.35% 4/30/06                                           185,000       187,115
   6.40% 4/30/07                                           195,000       197,126
   6.50% 4/30/08                                           110,000       111,148
   6.50% 4/30/10                                           100,000       100,948
 Coeur D'Alene Local
   Improvement District #6
   Series 1995 6.00% 7/1/09                                 85,000        85,692
   Series 1996 6.05% 7/1/10                                 90,000        90,693
   Series 1997 6.10% 7/1/12                                 40,000        40,261
   Series 1998 6.10% 7/1/14                                 45,000        45,258
                                                                      ----------
                                                                       5,264,972
                                                                      ----------
Territorial General Obligation Bonds - 1.35%
 ++Puerto Rico Public Finance Corporation
   Commonwealth Appropriation Series A
   5.75% 8/1/27 (LOC Puerto Rico
   Government Development Bank)                          1,000,000     1,128,340
                                                                      ----------
                                                                       1,128,340
                                                                      ----------
Territorial Revenue Bonds - 14.87%
 Puerto Rico Commonwealth
   Highway & Transportation Authority
   Highway Revenue
   Series D 5.25% 7/1/38                                 1,000,000     1,024,430
   Series G 5.00% 7/1/33                                 4,000,000     4,042,439
   Series W 5.50% 7/1/15                                   175,000       199,455
   Series Y 5.00% 7/1/36                                 2,000,000     2,022,680

                                                        Principal      Market
                                                         Amount        Value
MUNICIPAL BONDS (continued)
Territorial Revenue Bonds (continued)
 Puerto Rico Commonwealth Public
   Improvement Series A 5.125% 7/1/31                  $1,990,000    $ 2,023,690
 Puerto Rico Electric Power Authority
   Power Revenue
   Series NN 5.125% 7/1/29                                500,000        511,195
 +Puerto Rico Electric Power Authority
   Power Revenue Inverse Floater ROLs
   7.512% 7/1/19 (FSA)                                  1,500,000      1,576,425
 Puerto Rico Electric Power Authority
   Revenue Series II 5.25% 7/1/31                       1,000,000      1,032,750
                                                                      ----------
                                                                      12,433,064
                                                                      ----------
Water & Sewer Revenue Bonds - 3.04%
 Chubbuck Water Revenue
   Certificate of Participation
   6.35% 4/1/08                                           125,000        127,366
   6.40% 4/1/10                                           135,000        137,167
 Moscow Sewer Revenue
   5.00% 11/1/22 (FSA)                                  2,175,000      2,278,030
                                                                      ----------
                                                                       2,542,563
                                                                      ----------
TOTAL MUNICIPAL BONDS (cost $75,188,431)                              78,446,966
                                                                      ----------


                                                    Number/ Principal
                                                   of Shares / Amount
SHORT-TERM INVESTMENTS - 5.18%
Money Market Funds - 3.09%
 Dreyfus Tax-Exempt
   Cash Management Fund                                 2,580,689      2,580,689
                                                                     -----------
                                                                       2,580,689
                                                                     -----------
++Variable Rate Demand Notes - 2.09%
 Idaho Health Facilities Authority Revenue
   (Pooled Financing Program)
   1.30% 10/1/10 (LOC U.S. Bank of Idaho)               1,000,000      1,000,000
 Idaho State University Foundation
   Income Revenue (L.E. & Thelma
   Stephens Project) 1.32% 5/1/21
   (LOC Wells Fargo Bank)                                 750,000        750,000
                                                                     -----------
                                                                       1,750,000
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
 (cost $4,330,689)                                                     4,330,689
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES - 98.95%
 (cost $79,519,120)                                                   82,777,655
RECEIVABLES AND OTHER ASSETS
 NET OF LIABILITIES - 1.05%                                              879,495
                                                                     -----------
NET ASSETS APPLICABLE TO 7,279,886
 SHARES OUTSTANDING - 100.00%                                        $83,657,150
                                                                     ===========

Net Asset Value - Delaware Tax-Free Idaho Fund
 Class A ($55,572,677 / 4,834,606 Shares)                                 $11.49
                                                                     -----------
Net Asset Value - Delaware Tax-Free Idaho Fund
 Class B ($13,043,849 / 1,136,197 Shares)                                 $11.48
                                                                     -----------
Net Asset Value - Delaware Tax-Free Idaho Fund
 Class C ($15,040,624 / 1,309,083 Shares)                                 $11.49
                                                                     -----------

STATEMENTS                                          DELAWARE TAX-FREE IDAHO FUND
   OF NET ASSETS (CONTINUED)

COMPONENTS OF NET ASSETS AT AUGUST 31, 2004:***
Shares of beneficial interest
 (unlimited authorization - no par)                                $81,134,590
Distributions in excess of net investment income                       (11,301)
Accumulated net realized loss on investments                          (724,674)
Net unrealized appreciation of investments                           3,258,535
                                                                   -----------
Total net assets                                                   $83,657,150
                                                                   ===========

  *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

***See Note #4 in "Notes to Financial Statements" for details of reclassification of components of net assets.

  +An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of August 31, 2004.

 ++Variable rate notes. The interest rate shown is the rate as of August 31, 2004.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC -- Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
DELAWARE TAX-FREE IDAHO FUND
Net asset value Class A (A)                                             $11.49
Sales charge (4.50% of offering price,
 or 4.70% of amount invested per share) (B)                               0.54
                                                                     ---------
Offering price                                                          $12.03
                                                                     =========

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                                         Year Ended August 31, 2004
     OF OPERATIONS




                                                                    Delaware
                                                                    Tax-Free
                                                                     Idaho
                                                                      Fund
INVESTMENT INCOME:
 Interest                                                          $ 4,418,411
                                                                  ------------

EXPENSES:
  Management fees                                                      470,303
  Distribution expenses -- Class A                                     133,636
  Distribution expenses -- Class B                                     149,335
  Distribution expenses -- Class C 172,144
  Dividend disbursing and transfer agent fees and expenses              53,356
  Accounting and administration expenses                                31,977
  Legal and professional fees                                           24,481
  Reports and statements to shareholders                                13,959
  Registration fees                                                      4,460
  Custodian fees                                                         5,053
  Trustees' fees                                                         3,662
  Other                                                                  5,425
                                                                  ------------
                                                                     1,067,791
   Less expenses absorbed or waived                                         --
   Less expenses paid indirectly                                          (699)
                                                                  ------------
   Total expenses                                                    1,067,092
                                                                  ------------
NET INVESTMENT INCOME                                                3,351,319
                                                                  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain on investments                                     90,044
   Net change in unrealized appreciation/depreciation
    of investments                                                   2,586,497
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      2,676,541
                                                                  ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $6,027,860
                                                                  ============

See accompanying notes

STATEMENTS
    OF CHANGES IN NET ASSETS

                                                          Delaware Tax-Free
                                                              Idaho Fund

                                                               Year Ended
                                                       8/31/04        8/31/03

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                              $  3,351,319   $ 3,302,370
  Net realized gain on investments                         90,044       355,852
  Net change in unrealized
   appreciation/depreciation of investments             2,586,497    (1,839,181)
                                                     ------------   -----------
  Net increase in net assets resulting from
    operations                                          6,027,860     1,819,041
                                                     ------------   -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                            (2,251,688)   (2,218,414)
    Class B                                              (517,449)     (582,004)
    Class C                                              (595,401)     (495,347)
                                                     ------------   -----------
                                                       (3,364,538)   (3,295,765)
                                                     ------------   -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                            10,915,660    16,371,596
    Class B                                               568,680     3,331,668
    Class C                                             5,705,800     8,793,031

  Net asset value of shares issued upon
    reinvestment of dividends and distributions:
    Class A                                             1,441,777     1,505,826
    Class B                                               296,540       345,692
    Class C                                               353,346       296,266
                                                     ------------   -----------
                                                       19,281,803    30,644,079
                                                     ------------   -----------
  Cost of shares repurchased:
    Class A                                           (10,140,886)  (10,420,017)
    Class B                                            (5,132,398)   (1,409,479)
    Class C                                            (7,793,040)   (2,304,901)
                                                     ------------   -----------
                                                      (23,066,324)  (14,134,397)
                                                     ------------   -----------
Increase (decrease) in net assets derived
  from capital share transactions                      (3,784,521)   16,509,682
                                                     ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS                  (1,121,199)   15,032,958

NET ASSETS:
  Beginning of period                                  84,778,349    69,745,391
                                                     ------------   -----------
  End of period(1)                                    $83,657,150   $84,778,349
                                                     ============   ===========

  (1)Including distributions in excess of
     net investment income                           $    (11,301)    $ (11,301)
                                                     ============   ===========

See accompanying notes

FINANCIAL
    HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                       Delaware Tax-Free Idaho Fund Class A
                                                                                    Year Ended
                                                              8/31/04     8/31/03    8/31/02(1)     8/31/01     8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.140     $11.320      $11.260     $10.730      $10.940

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.478       0.497        0.522       0.541        0.541
Net realized and unrealized gain (loss) on investments          0.353      (0.181)       0.059       0.530       (0.210)
                                                             --------    --------     --------    --------     --------
Total from investment operations                                0.831       0.316        0.581       1.071        0.331
                                                             --------    --------     --------    --------     --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.481)     (0.496)      (0.521)     (0.541)      (0.541)
                                                             --------    --------     --------    --------     --------
Total Dividends and Distributions                              (0.481)     (0.496)      (0.521)     (0.541)      (0.541)
                                                             --------    --------     --------    --------     --------

NET ASSET VALUE, END OF PERIOD                                $11.490     $11.140      $11.320     $11.260      $10.730
                                                             ========     =======      =======    ========     ========

TOTAL RETURN(2)                                                 7.58%       2.81%        5.36%      10.24%        3.25%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $55,572     $51,682      $45,108     $38,228      $34,674
Ratio of expenses to average net assets                         0.97%       0.93%        1.00%       1.00%        1.00%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly       0.97%       1.00%        1.03%       1.03%        1.09%
Ratio of net investment income to average net assets            4.21%       4.36%        4.69%       4.94%        5.13%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly       4.21%       4.29%        4.66%       4.91%        5.04%
Portfolio turnover                                                13%         18%          11%         14%          10%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
    HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Tax-Free Idaho Fund Class B
                                                                                    Year Ended
                                                              8/31/04     8/31/03    8/31/02(1)     8/31/01     8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.130     $11.310      $11.250     $10.720      $10.920

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.393       0.412        0.439       0.460        0.462
Net realized and unrealized gain (loss) on investments          0.353      (0.181)       0.059       0.530       (0.200)
                                                             --------    --------     --------    --------     --------
Total from investment operations                                0.746       0.231        0.498       0.990        0.262
                                                             --------    --------     --------    --------     --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.396)     (0.411)      (0.438)     (0.460)      (0.462)
                                                             --------    --------     --------    --------     --------
Total dividends and distributions                              (0.396)     (0.411)      (0.438)     (0.460)      (0.462)
                                                             --------    --------     --------    --------     --------

NET ASSET VALUE, END OF PERIOD                                $11.480     $11.130      $11.310     $11.250      $10.720
                                                             ========     =======      =======    ========     ========

TOTAL RETURN(2)                                                 6.79%       2.05%        4.58%       9.43%        2.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $13,044     $16,801      $14,809     $12,366      $10,320
Ratio of expenses to average net assets                         1.72%       1.68%        1.75%       1.75%        1.75%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly       1.72%       1.75%        1.78%       1.78%        1.84%
Ratio of net investment income to average net assets            3.46%       3.61%        3.94%       4.19%        4.38%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly       3.46%       3.54%        3.91%       4.16%        4.29%
Portfolio turnover                                                13%         18%          11%         14%          10%


(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                       Delaware Tax-Free Idaho Fund Class C
                                                                                    Year Ended
                                                              8/31/04     8/31/03    8/31/02(1)     8/31/01     8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.130     $11.310      $11.250     $10.720      $10.920

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.393       0.413        0.439       0.460        0.462
Net realized and unrealized gain (loss) on investments          0.362      (0.181)       0.059       0.530       (0.200)
                                                             --------    --------     --------    --------     --------
Total from investment operations                                0.755       0.232        0.498       0.990        0.262
                                                             --------    --------     --------    --------     --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.395)     (0.412)      (0.438)     (0.460)      (0.462)
                                                             --------    --------     --------    --------     --------
Total dividends and distributions                              (0.395)     (0.412)      (0.438)     (0.460)      (0.462)
                                                             --------    --------     --------    --------     --------

NET ASSET VALUE, END OF PERIOD                                $11.490     $11.130      $11.310     $11.250      $10.720
                                                             ========     =======      =======    ========     ========

TOTAL RETURN(2)                                                 6.87%       2.05%        4.57%       9.43%        2.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $15,041     $16,296       $9,829      $4,931       $3,621
Ratio of expenses to average net assets                         1.72%       1.68%        1.75%       1.75%        1.75%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly       1.72%       1.75%        1.78%       1.78%        1.84%
Ratio of net investment income to average net assets            3.46%       3.61%        3.94%       4.19%        4.38%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly       3.46%       3.54%        3.91%       4.16%        4.29%
Portfolio turnover                                                13%         18%          11%         14%          10%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                                          August 31, 2004
   TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts business trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. These financial statements and the related notes pertain to Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund (the "Fund" or collectively as the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees.

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Funds were paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly." The amount of these expenses for the year ended August 31, 2004 were as follows:

                                                      Delaware Tax-Free
                                                          Idaho Fund
                                                      ------------------
Commission reimbursements                                    $691
Earnings credits                                                8

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                      Delaware Tax-Free
                                                          Idaho Fund
                                                      ------------------
On the first $500 million                                    0.55%
On the next $500 million                                     0.50%
On the next $1.5 billion                                     0.45%
In excess of $2.5 billion                                   0.425%

NOTES
     TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2004, as shown below.

                                                            Delaware Tax-Free
                                                              Idaho Fund
                                                           ------------------
The operating expense limitation as a percentage
 of average daily net assets (per annum)                           0.75%
Expiration date                                                  10/31/04
Effective November 1, 2004, operating expense
 limitation as a percentage of average daily net
 assets (per annum)                                                0.60%
Expiration date                                                  10/31/05

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At August 31, 2004, each Fund had liabilities payable to affiliates as follows:

                                                            Delaware Tax-Free
                                                               Idaho Fund
                                                           ------------------
Investment management fee payable to DMC                         $39,323
Dividend disbursing, transfer agent,
 accounting and administration fees
 and other expenses payable to DSC                                 6,875
Other expenses payable to DMC and affiliates*                     37,356

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal services expenses, including in-house legal services provided to the Funds by DMC employees. For the year ended August 31, 2004, the Funds had costs as follows:

                         Delaware Tax-Free
                            Idaho Fund
                        ------------------
                              $4,171

For the year ended August 31,2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                         Delaware Tax-Free
                            Idaho Fund
                        ------------------
                              $35,034

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. INVESTMENTS
For the year ended August 31, 2004, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                      Delaware Tax-Free
                                                          Idaho Fund
                                                      ------------------
Purchases                                               $10,644,023
Sales                                                    16,801,293

NOTES
    TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)
At August 31, 2004, the cost of investments and unrealized appreciation/(depreciation) for federal income tax purposes for each Fund were as follows:

                                                      Delaware Tax-Free
                                                          Idaho Fund
                                                      ------------------
Cost of investments                                      $79,508,995
                                                         ===========
Aggregate unrealized appreciation                        $ 3,289,719
Aggregate unrealized depreciation                            (21,059)
                                                         -----------
Net unrealized appreciation                              $ 3,268,660
                                                         ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended August 31, 2004 and 2003 was as follows:


                                                       Delaware Tax-Free
                                                           Idaho Fund
                                                       ------------------
                                                            Year Ended
                                                      8/31/04         8/31/03
Tax-exempt income                                   $3,364,538      $3,295,765

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                      Delaware Tax-Free
                                                          Idaho Fund
                                                      ------------------
Shares of beneficial interest                            $ 81,134,590
Distribution in excess of tax-exempt income                   (11,301)
Capital loss carryforwards                                   (734,799)
Net unrealized appreciation of investments                  3,268,660
                                                         ------------
Net assets                                                $83,657,150
                                                         ============

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the year ended August 31, 2004, the Funds recorded the following permanent reclassifications. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and expiration of capital loss carry forwards. Results of operations and net assets were not affected by these reclassifications.

                                                      Delaware Tax-Free
                                                          Idaho Fund
                                                      ------------------
Undistributed net investment income                       $13,219
Accumulated realized gain (loss)                          (13,219)
Paid-in capital                                                --

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforward amounts will expire as follows:

                                                 Delaware Tax-Free
   Year of expiration                               Idaho Fund
   ------------------                           ------------------
     2008                                           $      --
     2009                                             567,850
     2010                                             166,949
                                                    ---------
     Total                                          $ 734,799
   ---------                                        =========

For the year ended August 31, 2004, each Fund had capital loss carryforwards that were utilized as follows:

                              Delaware Tax-Free
                                  Idaho Fund
                              ------------------
                                    $89,711

For the year ended August 31, 2004, the Delaware Tax-Free Oregon Insured Fund had capital loss carryforwards that expired of $47,043.

NOTES
   TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                        Delaware Tax-Free
                                                            Idaho Fund
                                                   ----------------------------
                                                        Year            Year
                                                        Ended          Ended
                                                       8/31/04         8/31/03
Shares sold:
  Class A                                              959,480       1,441,194
  Class B                                               49,989         293,778
  Class C                                              500,928         773,442

Shares issued upon reinvestment
 of dividends and distributions:
  Class A                                              126,438         132,956
  Class B                                               26,030          30,561
  Class C                                               30,983          26,162
                                                    ----------       ---------
                                                     1,693,848       2,698,093
                                                    ----------       ---------
Shares repurchased:
  Class A                                             (891,158)       (919,781)
  Class B                                             (449,807)       (124,210)
  Class C                                             (686,432)       (204,972)
                                                    ----------       ---------
                                                    (2,027,397)     (1,248,963)
                                                    ----------       ---------
Net increase (decrease)                               (333,549)      1,449,130
                                                    ==========       =========

For the years ended August 31, 2004 and 2003, the following shares and value were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                     Year Ended                     Year Ended
                                                       8/31/04                        8/31/03
                                    Class B Shares  Class A Shares     Value       Class B Shares   Class A Shares      Value
                                    --------------  --------------     ------      --------------   --------------      ------
Delaware Tax-Free Idaho Fund             98,429         98,324       $1,112,227          8,678            8,671        $100,845

6. LINE OF CREDIT
Each Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of August 31, 2004 or at any time during the period.

7. CREDIT AND MARKET RISKS
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

NOTES
   TO FINANCIAL STATEMENTS (CONTINUED)

8. TAX INFORMATION (UNAUDITED)
The information set forth below is for each Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2004, each Fund designates distributions paid during the year as follows:

                                                   (A)                  (B)              (C)
                                                  Long Term          Ordinary            Tax-
                                                Capital Gains          Income           Exempt           Total
                                                Distributions       Distributions   Distributions    Distributions
                                                 (Tax Basis)         (Tax Basis)      (Tax Basis)     (Tax Basis)
                                                -------------       -------------   --------------   --------------
Delaware Tax-Free Idaho Fund                         --                 --               100%             100%


(A), (B), and (C) are based on a percentage of each Fund's total distributions.

REPORT
     OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Voyageur Mutual Funds - Delaware Tax-Free Idaho Fund

Voyageur Investment Trust - Delaware Tax-Free Missouri

  Insured Fund and Delaware Tax-Free Oregon

  Insured Fund

We have audited the accompanying statements of net assets of Delaware Tax-Free Idaho Fund (one of the series constituting Voyageur Mutual Funds) and Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund (two of the series constituting Voyageur Investment Trust) (the "Funds") as of August 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Idaho Fund of Voyageur Mutual Funds and the Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund of Voyageur Investment Trust at August 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.



                                        /s/ Ernst & Young LLP



Philadelphia, Pennsylvania

October 4, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
      BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.



                                                                                                  NUMBER OF              OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING         BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER           OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,             77             None
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA                                                various executive capacities
       19103                                       Trustee since        at different times at
                                                   May 15, 2003        Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -            94             None
   2005 Market Street                                             Citadel Construction Corporation
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor             94       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation


   JOHN A. FRY                   Trustee(4)           3 Years                 President -               77           Director -
 2005 Market Street                                                    Franklin & Marshall College               Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                       Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -       94             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938

                                                                                                  NUMBER OF              OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING         BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER           OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -      94        Director and
 2005 Market Street                                                     National Gallery of Art                   Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                        Chairperson - Andy
      19103                                                                                                      Warhol Foundation

                                                                                                                    Director -
                                                                                                                   Systemax Inc.
   November 1, 1940


   THOMAS F. MADISON             Trustee              10 Years               President/Chief             94         Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                      CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River, Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &         94            None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in          94            None(5)
    2005 Market Street       Vice President      Vice President     various executive capacities
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
    December 19,1949                              August 21, 2003

   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in           94            None(5)
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF       Senior Vice President     8 Years          Mr. Bishof has served in           94            None(5)
   2005 Market Street          and Treasurer                        various executive capacities
    Philadelphia, PA                                                    at different times at
       19103                                                            Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3)  Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                            AFFILIATED OFFICERS                         CONTACT INFORMATION
WALTER P. BABICH                             JUDE T. DRISCOLL                            INVESTMENT MANAGER
Board Chairman                               Chairman                                    Delaware Management Company
Citadel Construction Corporation             Delaware Investments Family of Funds        Philadelphia, PA
King of Prussia, PA                          Philadelphia, PA
                                                                                         INTERNATIONAL AFFILIATE
JOHN H. DURHAM                               JOSEPH H. HASTINGS                          Delaware International Advisers Ltd.
Private Investor                             Executive Vice President and                London, England
Gwynedd Valley, PA                           Chief Financial Officer
                                             Delaware Investments Family of Funds        NATIONAL DISTRIBUTOR
ANTHONY D. KNERR                             Philadelphia, PA                            Delaware Distributors, L.P.
Managing Director                                                                        Philadelphia, PA
Anthony Knerr & Associates                   RICHELLE S. MAESTRO
New York, NY                                 Executive Vice President,                   SHAREHOLDER SERVICING, DIVIDEND
                                             Chief Legal Officer and Secretary           DISBURSING AND TRANSFER AGENT
ANN R. LEVEN                                 Delaware Investments Family of Funds        Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer        Philadelphia, PA                            2005 Market Street
National Gallery of Art                                                                  Philadelphia, PA 19103-7094
Washington, DC                               MICHAEL P. BISHOF
                                             Senior Vice President and Treasurer         FOR SHAREHOLDERS
THOMAS F. MADISON                            Delaware Investments Family of Funds        800 523-1918
President and Chief Executive Officer        Philadelphia, PA
MLM Partners, Inc.                                                                       FOR SECURITIES DEALERS AND FINANCIAL
Minneapolis, MN                                                                          INSTITUTIONS REPRESENTATIVES ONLY
                                                                                         800 362-7500
JANET L. YEOMANS
Vice President/Mergers & Acquisitions                                                    WEB SITE
3M Corporation                                                                           www.delawareinvestments.com
St. Paul, MN

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(8924)                                                        Printed in the USA
AR-CORN [8/04] IVES 10/04                                                  J9814

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


FIXED INCOME

ANNUAL REPORT AUGUST 31, 2004
--------------------------------------------------------------------------------
              DELAWARE TAX-FREE NEW YORK FUND


[LOGO]
POWERED BY RESEARCH.(SM)

PORTFOLIO                                                    September 10, 2004
MANAGEMENT REVIEW

FUND MANAGERS
Patrick Coyne
Managing Director/Head of Equity Investments

Joseph R. Baxter
Senior Portfolio Manager

Robert F. Collins
Senior Portfolio Manager

Q: PLEASE DESCRIBE OVERALL BOND MARKET CONDITIONS DURING THE FISCAL YEAR.
A: During the fiscal year ended August 31, 2004, economic recovery continued, though not without uncertainty and volatility that resulted from rising oil prices, events in the Middle East and the dollar's weakness versus other major world currencies. Also troubling the markets, the twin deficits (U.S. budget and trade) grew and are at or close to record levels. Job creation, often a spur for sustained growth, never quite reached the levels that economists expected to see well into an economic recovery.

The Federal Reserve elected to raise the fed funds target rate (the rate at which banks make short-term loans to other banks) from 1.0% as the fiscal year began to 1.5% at year's end, reflecting their conviction that economic growth is sustainable and that the current inflationary pressures are temporary.

For the municipal bond market, two-year, AAA-rated securities began the 12-month period at 1.41% and ended at 1.72% (Source: Municipal Market Data). Though short-term rates rose, those of longer-term bonds fell. For AAA-rated bonds during the fiscal-year period, those of 10-year maturities began at 3.9% and ended at 3.5% while 30-year issues started at 5.0% and concluded at 4.7%.

In 2004 the yield curve flattened. The difference in yield between two-year and 30-year, AAA-rated municipal bonds began the year at 3.6% and ended the year at 2.9%. Interestingly, this was a "bull-flattening." Short rates rose in sympathy with the Federal Reserve tightening, but rates for bonds in the intermediate and long maturities fell (recall that bond yields and prices are inversely related - prices rise as yields fall). The markets seem to be indicating that the Federal Reserve is correct in ascertaining that the inflation pressures were transitory. Normally, in a Federal Reserve tightening, long rates would rise, but less than those of short rates, resulting in what is termed a "bear-flattening".

The difference in yield between municipal and Treasury bonds saw little change. Among two-year issues, the AAA-rated, general obligation municipal bond yield began the 12-month period at 72.7% of like-maturity Treasuries and ended the period at 71.7%. Among 30-year issues, the yield difference began the fiscal year at 96.4% and ended at 95.1%.

10-year bonds, however, showed more significant relative yield movement, with the municipal-to-Treasury bond yield difference moving from 88.8% at the period's beginning to 84.8% at its end. The change was likely driven by non-traditional buyers - including hedge funds, arbitrage accounts, and taxable accounts - purchasing municipal bonds, which are typically less sensitive to interest rate changes, as a hedge against the expectation that rates would rise.

Credit quality, which deteriorated in the prior fiscal year, showed signs of recovery. Many states have experienced increased revenues, although low employment numbers could impede that progress. Improving credit conditions contributed to the narrowing yield difference of bonds with different credit ratings; the "spread" between AAA- and BBB-rated municipal bonds shrank by 0.2% between January 1 and August 31, 2004. Also contributing to the narrowing spread was investors desire to "reach" for yield. With overall market yields as such low levels, investors seek ways to maintain income levels. One way to add yield is to add credit risk. This increased demand for lower-quality bonds lowered the yield of these securities relative to higher-grade bonds.

Debt supply was good during the fiscal year, though trending down from the record paces of 2002 and 2003 when new issue bonds in the amounts of $359 and $383 billion, respectively, came to market. Between January 1 and August 31, 2004, about $265 billion in new debt was issued, a decrease of approximately nine percent from 2003's rate. The drop was likely due to healthier state balance sheets - states issue less debt when they have more cash - and to a 24 percent drop in refinancing, as most states have already restructured debt where it made sense to do so.

Q: WHAT ECONOMIC CONDITIONS EXISTED IN FLORIDA DURING THE FISCAL YEAR?
A: Florida enjoys good fiscal management, healthy revenues, and an economy that outperformed those of many other states during the recent economic downturn. Florida created more jobs - 163,200 - than any other state during the fiscal year, and has a low unemployment rate at 4.4%. State tax revenues increased 10.0% over last year's figures in the first nine months of the fiscal year. Also, the state's fiscal reserves may likely go on to be the nation's healthiest, with revenue forecasts suggesting continued improvement. Beginning in 2005, Florida will begin a 14 percent increase in education and human services spending.

Florida, however, is in the path of many hurricanes and tropical storms, and that can adversely impact both the state's overall budget and local economies. As of this writing, four hurricanes have hit the state and total cost of cleanup, repair, and rebuilding is not yet clear. While the initial impact of the storms is devastation and destruction, our duty to be forward looking provides a glimpse of better days a head. The rebuilding effort will provide a needed burst to Florida's economy in the year ahead.

New issuance of state municipal bonds dropped by 42 percent during the fiscal year. Last year experienced higher supply, which was due in part to several large refinancing deals. Supply for the 12-month period also dropped because the state has experienced better revenue flows and therefore less need to issue debt (Source: The Bond Buyer).

Q: HOW DID DELAWARE TAX-FREE FLORIDA FUND PERFORM DURING THE FISCAL YEAR? DELAWARE TAX-FREE FLORIDA FUND appreciated +5.72% (Class A shares at net asset value with distributions reinvested) for the fiscal year ended August 31, 2004. The Fund trailed the +5.76% return of its peer group, as represented by the 62 funds of the Lipper Florida Municipal Debt Funds Average. The Fund also underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned +7.11% (Source: Lipper Inc.).*

Q: WHAT STRATEGIES CONTRIBUTED TO FUND PERFORMANCE?
A: Positions in hospital, multi-family housing, and pre-refunded bonds contributed to the Fund's performance during the 12-month period. We doubled the Fund's position in Puerto Rico bonds in May, when we saw heavy supply at attractive prices. Prices for these bonds have increased as supply has gone down; we continue to hold the Puerto Rico securities.

Q: WHAT DETRACTED FROM FUND PERFORMANCE?
A: The Fund might have performed better by owning longer-term bonds. As a result of market forces, the Fund's duration shortened to 4.6 years, considerably less than our starting point of 6.5 years. Duration, which is calculated in years, is a common measure of a bond's or bond fund's sensitivity to interest rate changes. The longer the duration, the more sensitive the bond or bond fund is to changes in interest rates. Moving forward, we will examine opportunities to lengthen Fund duration when prices appear attractive to us.

Q: HOW DID DELAWARE TAX-FREE FLORIDA INSURED FUND PERFORM DURING THE FISCAL
YEAR?
DELAWARE TAX-FREE FLORIDA INSURED FUND gained +6.15% (Class A shares at net asset value with distributions reinvested) for the fiscal year ended August 31, 2004. The Fund bested the +5.49% return of its peer group, as represented by the Lipper Florida Insured Municipal Debt Funds Average. However, it underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned +7.11% (Source: Lipper Inc.).*

Q: WHAT STRATEGIES CONTRIBUTED TO FUND PERFORMANCE?
A: While we continue to invest in the sector as a whole, relative value considerations during the 12-month period led us to reduce the Fund's exposure in one hospital bond and eliminate our holdings in another. Also consistent with our income-first strategy, we held on to our high-coupon, short-duration bonds during the period. While the shorter call provisions on these securities result in limited price appreciation potential, the high coupons provide an above-market income stream that cannot be replaced by comparable securities in this current environment. Income-producing bonds would also result in avoiding passing on capital gains taxes to our investors.

The above strategy combined with the drop in duration of the overall market, led to a shorter duration for this Fund versus its peer group. Duration, which is calculated in years, is a common measure of a bond's or bond fund's sensitivity to interest rate changes. The longer the duration, the more sensitive the bond or bond fund is to changes in interest rates.

*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

Q: WHAT DETRACTED FROM FUND PERFORMANCE?
A: A slightly longer duration might have benefited Fund performance for the 12-month period. Moving forward, once the less accommodative monetary policy stance of the Federal Reserve takes hold in the market, we think there will be opportunities to lengthen duration at more attractive yields than were available during the just concluded fiscal year.

Q: WHAT ECONOMIC CONDITIONS EXISTED IN NEW YORK DURING THE FISCAL YEAR?
A: New York's economy is slowly improving due to stronger financial markets and recovery from the events of September 11. Employment, which had declined between 2001 and 2003, grew by 0.7% during the fiscal year. State tax revenues increased by 10.1% in the first nine months of the fiscal year, driven by an 11.3% increase in personal income taxes.

Even so, we believe the state tends to have relatively weak fiscal management, as shown by the failure to pass its most recent budget on time. New York faces such key challenges as a high social services burden, an expensive and ongoing public school system overhaul, and high debt levels. The state projects a 2005-2006 budget deficit of $6.1 billion and a 2006-2007 deficit of $7.7 billion.

New York's new debt issuance was down about 20% this fiscal year versus the last, due in large part to a significant amount of refinancing and restructuring carried out last year.

Q: HOW DID DELAWARE TAX-FREE NEW YORK FUND PERFORM DURING THE FISCAL YEAR? DELAWARE TAX-FREE NEW YORK FUND gained +7.26% (Class A shares at net asset value with distributions reinvested) for the fiscal year ended August 31, 2004, outperforming both its peer group, as represented by the 110 funds of the Lipper New York Municipal Debt Funds Average, which returned +6.31% and the +7.11% return of its benchmark, the Lehman Brothers Municipal Bond Index (Source:
Lipper Inc.).*

Q: WHAT STRATEGIES CONTRIBUTED TO FUND PERFORMANCE?
A: The Fund's duration declined from 8.2 years to 6.2 years during the 12-month period. Duration, which is calculated in years, is a common measure of a bond's or bond fund's sensitivity to interest rate changes. The longer the duration, the more sensitive the bond or bond fund is to changes in interest rates. This was the result of a collapse of duration in the overall market as lower interest rates led older bonds to trade to their shorter call provisions rather than their longer stated maturities. Additionally, we took a more conservative approach by holding more short-term securities after the Federal Reserve began hiking interest rates. The Fund had somewhat greater liquidity as a result of this strategy, as it positioned well for further Fed actions.

We reduced the Fund's hospital sector holdings by about eight percent of net assets on relative value trades, and reduced a specific hospital position by half in order to further diversify the portfolio.

Q: WHAT DETRACTED FROM THE FUND'S PERFORMANCE?
A: We purchased bonds that were backed by a combination of the tobacco settlement and the New York state appropriations. We then reduced that position by half during the 12-month period, only to see the remaining bonds continue to perform well. Even so, we appreciated the added diversification attributed to the bonds' liquidations.

*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

DELAWARE
   TAX-FREE NEW YORK FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Tax-Free New York Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE
Average Annual Total Returns
Through August 31, 2004            Lifetime    10 Years   Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 11/6/87)
Excluding Sales Charge              +6.49%       +5.16%     +6.35%      +7.26%
Including Sales Charge              +6.20%       +4.68%     +5.37%      +2.45%
--------------------------------------------------------------------------------
Class B (Est. 11/14/94)
Excluding Sales Charge              +5.00%                  +5.57%      +6.47%
Including Sales Charge              +5.00%                  +5.32%      +2.47%
--------------------------------------------------------------------------------
Class C (Est. 4/26/95)
Excluding Sales Charge              +4.36%                  +5.57%      +6.47%
Including Sales Charge              +4.36%                  +5.57%      +5.47%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free New York Fund for the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

DELAWARE
   TAX-FREE NEW YORK FUND

FUND BASICS
As of August 31, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:

The Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$16.71 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

32
--------------------------------------------------------------------------------
FUND START DATE:

November 6, 1987
--------------------------------------------------------------------------------
YOUR FUND MANAGER:

Patrick P. Coyne
Joseph R. Baxter
Robert F. Collins
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A  FTNYX
Class B  DVTNX
Class C  DVFNX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
August 31, 1994 through August 31, 2004

                     DELAWARE FLORIDA        LEHMAN BROTHERS
                      INSURED FUND -          MUNICIPAL BOND
                      CLASS A SHARES             INDEX
       31-AUG-94          $9,553                $10,000
       31-AUG-95         $10,111                $10,886
       31-AUG-96         $10,466                $11,456
       31-AUG-97         $11,081                $12,514
       31-AUG-98         $11,883                $13,597
       31-AUG-99         $11,592                $13,665
       31-AUG-00         $12,180                $14,590
       31-AUG-01         $13,525                $16,077
       31-AUG-02         $14,200                $17,080
       31-AUG-03         $14,704                $17,617
       31-AUG-04         $15,794                $18,869

Chart assumes $10,000 invested on August 31, 1994 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

DISCLOSURE                      For the period March 1, 2004 to August 31, 2004
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

DELAWARE TAX-FREE NEW YORK FUND(2)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                            Beginning    Ending     Annualized    Expenses
                                                             Account     Account      Expense   Paid During
                                                             Value        Value        Ratio       Period
                                                             3/1/04      8/31/04                  3/1/04 to
                                                                                                   8/31/04
-----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,002.60       0.50%        $2.52
Class B                                                     1,000.00      998.80       1.25%         6.28
Class C                                                     1,000.00      998.80       1.25%         6.28
-----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,022.45       0.50%        $2.55
Class B                                                     1,000.00    1,018.64       1.25%         6.36
Class C                                                     1,000.00    1,018.64       1.25%         6.36
-----------------------------------------------------------------------------------------------------------

(2) Effective November 1, 2004, the Fund's manager decreased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to increase. Had the new expense waiver been in effect during the period, the Fund's expense analysis would be as follows:

                                                           Beginning    Ending     Annualized     Expenses
                                                            Account     Account      Expense    Paid During
                                                             Value       Value        Ratio        Period
                                                             3/1/04     8/31/04                   3/1/04 to
                                                                                                   8/31/04
-----------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                                    $1,000.00   $1,001.85       0.65%        $3.27
Class B                                                     1,000.00      998.05       1.40%         7.03
Class C                                                     1,000.00      998.05       1.40%         7.03
-----------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                                    $1,000.00   $1,021.69       0.65%        $3.31
Class B                                                     1,000.00    1,017.87       1.40%         7.13
Class C                                                     1,000.00    1,017.87       1.40%         7.13
-----------------------------------------------------------------------------------------------------------

SECTOR ALLOCATIONS                                        As of August 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart which presents portfolio holdings as a percent of total net assets, and is provided in compliance with such requirements.

DELAWARE TAX-FREE NEW YORK FUND
-------------------------------------------------------------------------
                                                              PERCENTAGE
SECTOR                                                      OF NET ASSETS
-------------------------------------------------------------------------
MUNICIPAL BONDS                                                96.01%
-------------------------------------------------------------------------
Airport Revenue Bonds                                           5.98%
City General Obligation Bonds                                   5.86%
Continuing Care/Retirement Revenue Bonds                        2.79%
Dedicated Tax & Fees Revenue Bonds                              3.16%
Higher Education Revenue Bonds                                 16.04%
Hospital Revenue Bonds                                         10.62%
Investor Owned Utilities Revenue Bonds                          8.71%
Miscellaneous Revenue Bonds                                     6.25%
Municipal Lease Revenue Bonds                                   9.51%
Parking Revenue Bonds                                           3.15%
Pre-Refunded Bonds                                             11.09%
Territorial Revenue Bonds                                       9.80%
Water & Sewer Revenue Bonds                                     3.05%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               96.01%
-------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 3.99%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

STATEMENT                                        DELAWARE TAX-FREE NEW YORK FUND
   OF NET ASSETS (CONTINUED)                     August 31, 2004

                                                           Principal    Market
                                                            Amount       Value
MUNICIPAL BONDS - 96.01%
Airport Revenue Bonds - 5.98%
  New York City, New York Industrial
    Development (JFK Airis Project)
    5.50% 7/1/28 (AMT)                                     $500,000   $ 488,920
  Onondaga County, New York Industrial
    Development Authority Revenue
    Subordinated (Air Cargo Project)
    7.25% 1/1/32 (AMT)                                      500,000     510,250
                                                                      ---------
                                                                        999,170
                                                                      ---------
City General Obligation Bonds - 5.86%
  New York City Series C
    5.375% 11/15/27                                         450,000     462,771
  New York City, New York Series J
   5.25% 6/1/28                                             500,000     517,075
                                                                      ---------
                                                                        979,846
                                                                      ---------
Continuing Care/Retirement Revenue Bonds - 2.79%
  New York State Dormitory Authority
    Revenue (Chapel Oaks) LOC Allied
    Irish Bank 5.45% 7/1/26                                 450,000     465,737
                                                                      ---------
                                                                        465,737
                                                                      ---------
Dedicated Tax & Fees Revenue Bonds - 3.16%
  Schenectady, New York Metroplex
    Development Authority Revenue
    Series A 5.375% 12/15/21                                500,000     527,655
                                                                      ---------
                                                                        527,655
                                                                      ---------

Higher Education Revenue Bonds - 16.04%
  Amherst, New York Industrial Agency
    Civic Facilities Revenue
    (UBF Faculty Student Housing)
    Series A 5.75% 8/1/30 (AMBAC)                           200,000     221,558
  Dutchess County Industrial Development
    Agency (Marist College) 5.00% 7/1/20                    500,000     514,535
  New York State Dormitory Authority
    Revenue (Columbia University)
    Series A 5.00% 7/1/23                                   500,000     526,410
  New York State Dormitory Authority
    Revenue (Pratt Institute)
    6.00% 7/1/20 (RADIAN)                                   500,000     565,479
  New York State Dormitory Authority
    Revenue (State University) Series B
    7.50% 5/15/11                                           270,000     317,901
  Onondaga County Industrial
    Development Agency
    (Le Moyne College) Series A
    5.625% 12/1/21                                          500,000     533,225
                                                                      ---------
                                                                      2,679,108
                                                                      ---------
Hospital Revenue Bonds - 10.62%
  New York State Dormitory Authority
    Revenue (Mental Health) Series D
    5.90% 2/15/12                                           250,000     274,223
  New York State Dormitory Authority
    Revenue (Millard Fillmore Hospital)
    5.375% 2/1/32 (AMBAC) (FHA)                             450,000     464,274
  New York State Dormitory Authority
    Revenue (North Shore Long Island
    Jewish Group Project) 5.50% 5/1/33                      500,000     517,195

                                                           Principal    Market
                                                            Amount       Value
MUNICIPAL BONDS (continued)
Hospital Revenue Bonds (continued)
  New York State Dormitory Authority
    Revenue (Winthrop South Nassau
    Hospital) Series B 5.50% 7/1/23                        $500,000  $  518,905
                                                                     ----------
                                                                      1,774,597
                                                                     ----------
Investor Owned Utilities Revenue Bonds - 8.71%
  New York City Industrial Development
    Agency (Brooklyn Navy Yard Cogen
    Partners) 5.75% 10/1/36 (AMT)                           450,000     411,746
  New York State Energy Research &
    Development Authority Pollution
    Control Revenue (Central Hudson Gas)
    Series A 5.45% 8/1/27 (AMBAC)                           500,000     536,050
  Suffolk County, New York Industrial
    Agency Development Revenue
    (Keyspan-Port Jefferson Project)
    5.25% 6/1/27 (AMT)                                      500,000     507,705
                                                                     ----------
                                                                      1,455,501
                                                                     ----------
Miscellaneous Revenue Bonds - 6.25%
  Battery Park City Authority New York
    Revenue Series A 5.00% 11/1/26                          500,000     514,980
  New York State Municipal Bond Bank
    Agency Special School Purpose
    Revenue Series C 5.25% 6/1/22
    (State Aid Withholding)                                 500,000     529,435
                                                                     ----------
                                                                      1,044,415
                                                                     ----------
Municipal Lease Revenue Bonds - 9.51%
  Albany, New York Industrial Development
    Agency Civic Facility Revenue
    (Charitable Leadership Project)
    Series A 5.75% 7/1/26                                   500,000     510,890
  New York State Dormitory Authority Lease
    5.375% 5/15/21                                          500,000     534,350
  Tobacco Settlement Financing Series B-1C
    5.50% 6/1/21                                            500,000     543,905
                                                                     ----------
                                                                      1,589,145
                                                                     ----------

Parking Revenue Bonds - 3.15%
  Albany, New York Parking Authority
    Revenue Series A 5.625% 7/15/25                         500,000     526,580
                                                                     ----------
                                                                        526,580
                                                                     ----------
*Pre-Refunded Bonds - 11.09%
  Metropolitan Transportation Authority
    New York Dedicated Tax Series A
    6.125% 4/1/17-10 (FGIC)                               1,000,000   1,169,889
  New York State Dormitory Authority
    Revenue (State University) Series B
    7.50% 5/15/11-09                                        130,000     159,184
  New York State Thruway Authority Service
    Contract Revenue Local Highway & Bridge
    6.25% 4/1/14-05                                         500,000     524,025
                                                                     ----------
                                                                      1,853,098
                                                                     ----------

STATEMENT                                        DELAWARE TAX-FREE NEW YORK FUND
  OF NET ASSETS (CONTINUED)

                                                           Principal    Market
                                                            Amount       Value
MUNICIPAL BONDS (continued)
Territorial Revenue Bonds - 9.80%
  Puerto Rico Commonwealth
    Highway & Transportation Authority
    Highway Revenue Series Y
    5.50% 7/1/36                                           $475,000  $   507,642
  Puerto Rico Electric Power Authority
    Power Revenue Series NN
    5.125% 7/1/29                                           600,000      613,434
  Puerto Rico Electric Power Authority
    Revenue Series II 5.25% 7/1/31                          500,000      516,375
                                                                     -----------
                                                                       1,637,451
                                                                     -----------
Water & Sewer Revenue Bonds - 3.05%
  New York City, New York Municipal
    Water Finance Authority Water &
    Sewer System Revenue Series A
    5.125% 6/15/34                                          500,000      510,420
                                                                     -----------
                                                                         510,420
                                                                     -----------
TOTAL MUNICIPAL BONDS
  (cost $15,192,163)                                                  16,042,723
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES - 96.01%
 (cost $15,192,163)                                                   16,042,723
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 3.99%                                             667,109
                                                                     -----------
NET ASSETS APPLICABLE TO 1,596,583
  SHARES OUTSTANDING - 100.00%                                       $16,709,832
                                                                     ===========

Net Asset Value - Delaware Tax-Free New York Fund
  Class A ($11,523,002 / 1,100,378 Shares)                                $10.47
                                                                          ------
Net Asset Value - Delaware Tax-Free New York Fund
  Class B ($2,857,702 / 273,383 Shares)                                   $10.45
                                                                          ------
Net Asset Value - Delaware Tax-Free New York Fund
  Class C ($2,329,128 / 222,822 Shares)                                   $10.45
                                                                          ------

COMPONENTS OF NET ASSETS AT AUGUST 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $16,156,182
Distributions in excess of net investment income                           (655)
Accumulated net realized loss on investments                           (296,255)
Net unrealized appreciation of investments                              850,560
                                                                    -----------
Total net assets                                                    $16,709,832
                                                                    ===========

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
LOC - Letter of Credit
RADIAN - Insured by Radian Asset Assurance

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE NEW YORK FUND
Net asset value Class A (A)                                              $10.47
Sales charge (4.50% of offering price,
  or 4.68% of amount invested per share)(B)                                0.49
                                                                         ------
Offering price                                                           $10.96
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                                            Year Ended August 31, 2004
  OF OPERATIONS

                                                                     Delaware
                                                                     Tax-Free
                                                                   New York Fund

INVESTMENT INCOME:
  Interest                                                           $  889,766
                                                                     ----------

EXPENSES:
  Management fees                                                        95,935
  Distribution expenses -- Class A                                       29,208
  Distribution expenses -- Class B                                       29,979
  Distribution expenses -- Class C                                       27,915
  Dividend disbursing and transfer agent fees and expenses               13,530
  Accounting and administration expenses                                  6,525
  Legal and professional fees                                             5,989
  Registration fees                                                       6,250
  Reports and statements to shareholders                                  3,100
  Custodian fees                                                          1,514
  Trustees' fees                                                          1,443
  Other                                                                     859
                                                                     ----------
                                                                        222,247
  Less expenses absorbed or waived                                      (90,056)
  Less expenses paid indirectly                                          (1,406)
                                                                     ----------
  Total expenses                                                        130,785
                                                                     ----------
NET INVESTMENT INCOME                                                   758,981
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                       23,833
  Net change in unrealized appreciation/depreciation of investments     384,949
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                         408,782
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,167,763
                                                                     ==========

See accompanying notes

STATEMENTS
  OF CHANGES IN NET ASSETS

                                                               Delaware Tax-Free
                                                                 New York Fund

                                                                   Year Ended
                                                           8/31/04            8/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                  $   758,981        $   716,813
  Net realized gain on investments                            23,833            157,510
  Net change in unrealized
    appreciation/depreciation of investments                 384,949           (376,165)
                                                         -----------        -----------
  Net increase in net assets resulting from operations     1,167,763            498,158
                                                         -----------        -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                 (536,326)          (516,808)
    Class B                                                 (115,354)          (132,026)
    Class C                                                 (107,301)           (67,979)
                                                         -----------        -----------
                                                            (758,981)          (716,813)
                                                         -----------        -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                  663,736          2,864,348
    Class B                                                  261,706            207,630
    Class C                                                  339,030          1,959,112

  Net asset value of shares issued upon
    reinvestment of dividends and distributions:
    Class A                                                  390,134            374,830
    Class B                                                   55,477             56,078
    Class C                                                   41,443             59,428
                                                         -----------        -----------
                                                           1,751,526          5,521,426
                                                         -----------        -----------
  Cost of shares repurchased:
    Class A                                               (1,250,287)        (1,168,843)
    Class B                                                 (780,069)          (337,967)
    Class C                                                 (922,249)          (250,079)
                                                         -----------        -----------
                                                          (2,952,605)        (1,756,889)
                                                         -----------        -----------
Increase (decrease) in net assets derived
  from capital share transactions                         (1,201,079)         3,764,537
                                                         -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS                       (792,297)         3,545,882

NET ASSETS:
  Beginning of year                                       17,502,129         13,956,247
                                                         -----------        -----------
  End of year                                            $16,709,832        $17,502,129
                                                         ===========        ===========
  (Distributions in excess of net investment income)     $      (655)       $      (655)
                                                         -----------        -----------

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Tax-Free New York Fund Class A
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              8/31/04     8/31/03      8/31/02(1)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.220     $10.340      $10.350     $ 9.820       $9.880

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.479       0.484        0.503       0.523        0.535
Net realized and unrealized gain (loss) on investments          0.250      (0.120)      (0.010)      0.530       (0.060)
                                                              -------     -------      -------     -------       ------
Total from investment operations                                0.729       0.364        0.493       1.053        0.475
                                                              -------     -------      -------     -------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.479)     (0.484)      (0.503)     (0.523)      (0.535)
                                                              -------     -------      -------     -------       ------
Total dividends and distributions                              (0.479)     (0.484)      (0.503)     (0.523)      (0.535)
                                                              -------     -------      -------     -------       ------

NET ASSET VALUE, END OF PERIOD                                $10.470     $10.220      $10.340     $10.350       $9.820
                                                              =======     =======      =======     =======       ======

TOTAL RETURN(2)                                                 7.26%       3.56%        4.98%      11.03%        5.09%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $11,523     $11,436       $9,490     $10,169      $10,082
Ratio of expenses to average net assets(3)                      0.50%       0.50%        0.50%       0.50%        0.50%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.02%       1.05%        1.15%       1.02%        1.25%
Ratio of net investment income to average net assets            4.60%       4.65%        4.98%       5.23%        5.58%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            4.08%       4.10%        4.33%       4.71%        4.83%
Portfolio turnover                                                26%         64%          43%         27%          34%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amoritization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Ratio for the year ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.51%.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Tax-Free New York Fund Class B
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              8/31/04     8/31/03      8/31/02(1)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.200     $10.330      $10.330     $ 9.810       $9.860

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.401       0.406        0.426       0.448        0.462
Net realized and unrealized gain (loss) on investments          0.250      (0.130)          --       0.520       (0.050)
                                                              -------     -------      -------     -------       ------
Total from investment operations                                0.651       0.276        0.426       0.968        0.412
                                                              -------     -------      -------     -------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.401)     (0.406)      (0.426)     (0.448)      (0.462)
                                                              -------     -------      -------     -------       ------
Total dividends and distributions                              (0.401)     (0.406)      (0.426)     (0.448)      (0.462)
                                                              -------     -------      -------     -------       ------

NET ASSET VALUE, END OF PERIOD                                $10.450     $10.200      $10.330     $10.330       $9.810
                                                              =======     =======      =======     =======       ======

TOTAL RETURN(2)                                                 6.47%       2.69%        4.30%      10.12%        4.41%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $2,858      $3,238       $3,352      $2,507       $1,297
Ratio of expenses to average net assets(3)                      1.25%       1.25%        1.25%       1.25%        1.25%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.77%       1.80%        1.90%       1.77%        2.00%
Ratio of net investment income to average net assets            3.85%       3.90%        4.23%       4.48%        4.83%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.33%       3.35%        3.58%       3.96%        4.08%
Portfolio turnover                                                26%         64%          43%         27%          34%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amoritization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Ratio for the year ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.26%.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Tax-Free New York Fund Class C
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              8/31/04     8/31/03      8/31/02(1)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.200     $10.320      $10.330     $ 9.800       $9.860

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.401       0.406        0.426       0.449        0.462
Net realized and unrealized gain (loss) on investments          0.250      (0.120)      (0.010)      0.530       (0.060)
                                                              -------     -------      -------     -------       ------
Total from investment operations                                0.651       0.286        0.416       0.979        0.402
                                                              -------     -------      -------     -------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.401)     (0.406)      (0.426)     (0.449)      (0.462)
                                                              -------     -------      -------     -------       ------
Total dividends and distributions                              (0.401)     (0.406)      (0.426)     (0.449)      (0.462)
                                                              -------     -------      -------     -------       ------

NET ASSET VALUE, END OF PERIOD                                $10.450     $10.200      $10.320     $10.330       $9.800
                                                              =======     =======      =======     =======       ======

TOTAL RETURN(2)                                                 6.47%       2.79%        4.20%      10.23%        4.31%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $2,329      $2,828       $1,115      $1,206          $66
Ratio of expenses to average net assets(3)                      1.25%       1.25%        1.25%       1.25%        1.25%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.77%       1.80%        1.90%       1.77%        2.00%
Ratio of net investment income to average net assets            3.85%       3.90%        4.23%       4.48%        4.83%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.33%       3.35%        3.58%       3.96%        4.08%
Portfolio turnover                                                26%         64%          43%         27%          34%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amoritization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Ratio for the year ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.26%.

See accompanying notes

NOTES                                                            August 31, 2004
  TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts business trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund. These financial statements and the related notes pertain to Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and Delaware Tax-Free New York Fund (each a "Fund" or, collectively, as the "Funds"). The Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Florida Fund and Delaware Tax-Free Florida Insured Fund is to seek as high a level of current income exempt from federal income tax and the Florida state intangibles tax, as is consistent with preservation of capital. The investment objective of Delaware Tax-Free New York Fund is to seek as high a level of current income exempt from federal income tax and from New York state personal income tax, as is consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Funds were paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the year ended August 31, 2004 were as follows:

                                                           Delaware
                                                           Tax-Free
                                                           New York
                                                             Fund
                                                           --------
Commission reimbursements                                    $143
Earnings credits                                            1,263

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                          Delaware Tax-Free
                                                            New York Fund
                                                          -----------------
On the first $500 million                                       0.55%
On the next $500 million                                        0.50%
On the next $1.5 billion                                        0.45%
In excess of $2.5 billion                                       0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below.

                                                          Delaware Tax-Free
                                                            New York Fund
                                                          -----------------
The operating expense limitation
  as a percentage of average daily
  net assets (per annum)                                       0.25%

Expiration date                                           Until revoked

Effective November 1, 2004,
  the operating expense limitation
  as a percentage of average daily
  net assets (per annum)                                       0.40%

Expiration date                                          October 31, 2005

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing, and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At August 31, 2004, the Funds had receivables from or liabilities payable to affiliates as follows:

                                                          Delaware Tax-Free
                                                            New York Fund
                                                          -----------------
Receivable from DMC under expense
  limitation agreement                                        $2,766
Investment Management fee payable to DMC                          --
Dividend disbursing, transfer agent fees,
  accounting and administration fees
  and other expenses payable to DSC                           (1,605)
Other expenses payable to DMC and affiliates*                   (499)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in-house legal services provided to the Funds by DMC employees. For the year ended August 31, 2004, the Funds costs were as follows:

                                                          Delaware Tax-Free
                                                            New York Fund
                                                          -----------------
                                                                $859

For the year ended August 31, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                          Delaware Tax-Free
                                                            New York Fund
                                                          -----------------
                                                               $1,240

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and trustees are paid no compensation by the Funds.

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS
For the year ended August 31, 2004, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                          Delaware Tax-Free
                                                            New York Fund
                                                          -----------------
Purchases                                                   $4,427,041
Sales                                                        5,892,937

At August 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                                          Delaware Tax-Free
                                                            New York Fund
                                                          -----------------
Cost of investments                                         $15,192,163
                                                            -----------
Aggregate unrealized appreciation                              $886,113
Aggregate unrealized depreciation                               (35,553)
                                                            -----------
Net unrealized appreciation                                 $   850,560
                                                            ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                          Delaware Tax-Free
                                                            New York Fund
                                                          -----------------
                                                             Year Ended
                                                          8/31/04    8/31/03
                                                         --------   --------
Tax-exempt Income                                        $758,981   $716,813

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                          Delaware Tax-Free
                                                            New York Fund
                                                          -----------------
Shares of beneficial interest                               $16,156,182
Distributions in excess of net investment income                   (655)
Post-October loss                                                (1,206)
Capital loss carryforwards                                     (295,049)
Unrealized appreciation of investments                          850,560
                                                            -----------
Net Assets                                                  $16,709,832
                                                            ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforward expire as follows:

                                                          Delaware Tax-Free
                                                            New York Fund
                                                          -----------------
2008                                                          $     --
2009                                                           295,049
                                                              --------
Total                                                         $295,049
                                                              ========

During the year ended August 31, 2004, the Delaware Tax-Free Florida Insured Fund had $557,659 of capital loss carryforward expire. The Delaware Tax-Free Florida Fund and the Delaware Tax-Free New York Fund utilized capital loss carryforward of $32,818 and $25,039, respectively.

Post-October losses represent losses realized on investment transactions from November 1, 2003 through August 31, 2004 that, in accordance with federal income tax regulations, the Delaware Tax-Free New York Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended August 31, 2004, the Delaware Tax-Free Florida Insured Fund recorded the following permanent reclassifications. Reclassifications are primarily due to tax treatment of expiration of capital loss carryforward. Results of operations and net assets were not affected by these reclassifications.

           Accumulated realized loss                 Paid-in capital
           -------------------------                 ---------------
                   $557,659                            ($557,659)

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                            Delaware Tax-Free
                                                              New York Fund
                                                            -----------------
                                                                Year Ended
                                                            8/31/04    8/31/03
Shares sold:
  Class A                                                    63,547     278,394
  Class B                                                    25,411      19,961
  Class C                                                    32,641     187,110

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                                    37,462      36,152
  Class B                                                     5,333       5,417
  Class C                                                     3,978       5,722
                                                           --------    --------
                                                            168,372     532,756
                                                           --------    --------

Shares repurchased:
  Class A                                                  (119,945)   (112,653)
  Class B                                                   (74,808)    (32,493)
  Class C                                                   (91,010)    (23,563)
                                                           --------    --------
                                                           (285,763)   (168,709)
                                                           --------    --------
Net increase (decrease)                                    (117,391)    364,047
                                                           ========    ========

For the year ended August 31, 2004 and 2003, the following shares and value were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                          Year Ended                                      Year Ended
                                                            8/31/04                                        8/31/03
                                      ------------------------------------------     -------------------------------------------
                                      Class B Shares    Class A Shares   Amount      Class B Shares     Class A Shares    Amount
Delaware Tax-Free New York Fund          10,006             9,994       $105,620           --                 --          $  --

6. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of August 31, 2004, or at any time during the year.

7. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by each corresponding state's municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statement of Net Assets.

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

9. TAX INFORMATION (UNAUDITED)
The information set forth below is for each Fund's fiscal year as required by federal laws. Shareholders, however, must report distribution on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
For the fiscal year ended August 31, 2004, each Fund designates distributions paid during the year as follows:


                                                          Delaware Tax-Free
                                                            New York Fund
                                                          -----------------
(A) Long Term Capital Gains Distributions (Tax Basis)             --
(B) Ordinary Income Distributions (Tax Basis)                     --
(C) Tax-Exempt Distributions (Tax Basis)                        100%
                                                                ----
Total Distributions (Tax Basis)                                 100%
                                                                ====

(A), (B) and (C) are based on a percentage of each Fund's total distributions.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Voyageur Investment Trust - Delaware Tax-Free Florida Fund
  and Delaware Tax-Free Florida Insured Fund
Voyageur Mutual Funds - Delaware Tax-Free New York Fund

We have audited the accompanying statements of net assets of Delaware Tax-Free Florida Fund and Delaware Tax-Free Florida Insured Fund (two of the series constituting Voyageur Investment Trust) and Delaware Tax-Free New York Fund (one of the series constituting Voyageur Mutual Funds) (the "Funds") as of August 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Florida Fund and Delaware Tax-Free Florida Insured Fund of Voyageur Investment Trust and the Delaware Tax-Free New York Fund of Voyageur Mutual Funds at August 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                             Ernst & Young LLP


Philadelphia, Pennsylvania
October 4, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                  NUMBER OF              OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING         BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER           OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,             77             None
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA                                                various executive capacities
       19103                                       Trustee since        at different times at
                                                   May 15, 2003        Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -            94             None
   2005 Market Street                                             Citadel Construction Corporation
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor             94       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation


   JOHN A. FRY                   Trustee(4)           3 Years                 President -               77           Director -
 2005 Market Street                                                    Franklin & Marshall College               Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                       Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -       94             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938

                                                                                                  NUMBER OF              OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING         BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER           OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -      94        Director and
 2005 Market Street                                                     National Gallery of Art                   Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                        Chairperson - Andy
      19103                                                                                                      Warhol Foundation

                                                                                                                    Director -
                                                                                                                   Systemax Inc.
   November 1, 1940


   THOMAS F. MADISON             Trustee              10 Years               President/Chief             94         Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                      CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River, Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &         94            None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in          94            None(5)
    2005 Market Street       Vice President      Vice President     various executive capacities
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
     December 19, 1949                           August 21, 2003

   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in           94            None(5)
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF       Senior Vice President     8 Years          Mr. Bishof has served in           94            None(5)
   2005 Market Street          and Treasurer                        various executive capacities
    Philadelphia, PA                                                    at different times at
       19103                                                            Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This annual report is for the information of Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and Delaware Tax-Free New York Fund, but may be used with a prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and Delaware Tax-Free New York Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                            AFFILIATED OFFICERS                         CONTACT INFORMATION
WALTER P. BABICH                             JUDE T. DRISCOLL                            INVESTMENT MANAGER
Board Chairman                               Chairman                                    Delaware Management Company
Citadel Construction Corporation             Delaware Investments Family of Funds        Philadelphia, PA
King of Prussia, PA                          Philadelphia, PA
                                                                                         INTERNATIONAL AFFILIATE
JOHN H. DURHAM                               JOSEPH H. HASTINGS                          Delaware International Advisers Ltd.
Private Investor                             Executive Vice President and                London, England
Gwynedd Valley, PA                           Chief Financial Officer
                                             Delaware Investments Family of Funds        NATIONAL DISTRIBUTOR
ANTHONY D. KNERR                             Philadelphia, PA                            Delaware Distributors, L.P.
Managing Director                                                                        Philadelphia, PA
Anthony Knerr & Associates                   RICHELLE S. MAESTRO
New York, NY                                 Executive Vice President,                   SHAREHOLDER SERVICING, DIVIDEND
                                             Chief Legal Officer and Secretary           DISBURSING AND TRANSFER AGENT
ANN R. LEVEN                                 Delaware Investments Family of Funds        Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer        Philadelphia, PA                            2005 Market Street
National Gallery of Art                                                                  Philadelphia, PA 19103-7094
Washington, DC                               MICHAEL P. BISHOF
                                             Senior Vice President and Treasurer         FOR SHAREHOLDERS
THOMAS F. MADISON                            Delaware Investments Family of Funds        800 523-1918
President and Chief Executive Officer        Philadelphia, PA
MLM Partners, Inc.                                                                       FOR SECURITIES DEALERS AND FINANCIAL
Minneapolis, MN                                                                          INSTITUTIONS REPRESENTATIVES ONLY
                                                                                         800 362-7500
JANET L. YEOMANS
Vice President/Mergers & Acquisitions                                                    WEB SITE
3M Corporation                                                                           www.delawareinvestments.com
St. Paul, MN

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------


(8928)                                                        Printed in the USA
AR-FLNY [8/04] IVES 10/04                                                  J9823

Item 2. Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

      The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

      a. An understanding of generally accepted accounting principles and financial statements;

      b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

      c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

      d. An understanding of internal controls and procedures for financial reporting; and

      e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

      a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

      b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

      c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

      d. Other relevant experience.

      The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

      Ann R. Leven
      Thomas F. Madison
      Janet L. Yeomans(1)

Item 4. Principal Accountant Fees and Services

      (a) Audit fees.

      The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $78,080 for the fiscal year ended August 31, 2004.

      The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $68,930 for the fiscal year ended August 31, 2003.

      (b) Audit-related fees.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2004.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $37,575 for the Registrant's fiscal year ended August 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds.

--------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2003.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $39,600 for the Registrant's fiscal year ended August 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds.

      (c) Tax fees.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $10,500 for the fiscal year ended August 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended August 31, 2004.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $7,500 for the fiscal year ended August 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended August 31, 2003.

      (d) All other fees.

      The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended August 31, 2004.

      The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended August 31, 2004.

      The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended August 31, 2003.

      The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended August 31, 2003.

      (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

      (f) Not applicable.

      (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $223,315 and $179,00 for the Registrant's fiscal years ended August 31, 2004 and August 31, 2003, respectively.

      (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

        Not applicable.

Item 6. Schedule of Investments

        Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

        Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

        Not applicable.

Item 10. Controls and Procedures

      The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

      There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

     (a)   (1)  Code of Ethics

                Not applicable.

           (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

           (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

                Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS


           Jude T. Driscoll
------------------------------------
By:        Jude T. Driscoll
Title:     Chairman
Date:      November 4, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


           Jude T. Driscoll
------------------------------------
By:        Jude T. Driscoll
Title:     Chairman
Date:      November 4, 2004


           Joseph H. Hastings
------------------------------------
By:        Joseph H. Hastings
Title:     Chief Financial Officer
Date:      November 4, 2004